UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
December 31, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock - 40.50%
U.S. Markets - 21.75%
Consumer Discretionary - 2.49%
AFC Enterprises†	905	$34,843
BorgWarner	550	30,751
Buffalo Wild Wings†	205	30,176
Carnival	7,993	321,079
CEC Entertainment	235	10,406
Cheesecake Factory	500	24,135
Cinemark Holdings	570	18,998
Comcast Special Class	2,550	127,194
DSW Class A	1,380	58,967
Express†	1,045	19,510
Ford Motor	4,810	74,218
Francesca’s Holdings†	1,420	26,142
G-III Apparel Group†	690	50,915
Hilton Worldwide Holdings†	300	6,675
Iconix Brand Group†	960	38,112
Jack in the Box†	690	34,514
Johnson Controls	6,300	323,190
Jos. A Bank Clothiers†	1	27
L Brands	5,875	363,369
Liberty Interactive Class A†	17,850	523,898
Lowe’s	6,700	331,985
Macy’s	1,550	82,770
Madden (Steven)†	1,247	45,628
McDonald’s	960	93,149
National CineMedia	1,090	21,756
NIKE Class B	3,150	247,716
Nordstrom	1,200	74,160
Perry Ellis International†	1,070	16,895
priceline.com†	380	441,712
Regal Entertainment Group Class A	1,660	32,287
Sally Beauty Holdings†	4,625	139,814
Shutterfly†	550	28,012
Starbucks	1,170	91,716
Target	820	51,881
Tenneco†	740	41,862
Viacom Class B	420	36,683
		3,895,145
Consumer Staples - 1.72%
Archer-Daniels-Midland	11,950	518,630
Avon Products	4,800	82,656
Casey’s General Stores	525	36,881
Coca-Cola	800	33,048
CVS Caremark	6,080	435,146
General Mills	1,550	77,361
J&J Snack Foods	275	24,362
Kimberly-Clark	740	77,300
Kraft Foods Group	5,924	319,422
Mondelez International	9,073	320,277
PepsiCo	1,480	122,751
Procter & Gamble	1,950	158,750
Susser Holdings†	720	47,153
Walgreen	7,575	435,108
		2,688,845
Energy - 2.16%
Bonanza Creek Energy†	530	23,039
Bristow Group	220	16,513
C&J Energy Services†	725	16,748
Carrizo Oil & Gas†	580	25,967
Chevron	3,950	493,395
ConocoPhillips	4,600	324,990
Diamondback Energy†	280	14,801
EOG Resources	3,430	575,691
Exxon Mobil	1,480	149,776
Halliburton	6,300	319,725
Jones Energy Class A†	725	10,498
Kinder Morgan	11,317	407,412
Kodiak Oil & Gas†	1,975	22,140
Marathon Oil	10,440	368,532
National Oilwell Varco	650	51,695
Occidental Petroleum	3,670	349,017
Pioneer Energy Services†	2,405	19,264
RigNet†	755	36,187
Rosetta Resources†	420	20,177
Schlumberger	1,390	125,253
		3,370,820
Financials - 3.78%
AFLAC	1,280	85,504
Allstate	6,000	327,240
American Equity Investment Life
Holding	1,650	43,527
American Tower	750	59,865
Ameriprise Financial	460	52,923
AMERISAFE	445	18,797
Apartment Investment & Management	825	21,376
AvalonBay Communities	575	67,982
Bank of New York Mellon	9,400	328,436
BBCN Bancorp	1,550	25,715
BlackRock	280	88,612
Boston Properties	500	50,185
Brandywine Realty Trust	2,275	32,055
BRE Properties	300	16,413
Bryn Mawr Bank	285	8,601
Camden Property Trust	375	21,330
Capital Bank Financial†	1,130	25,708
Capital One Financial	1,240	94,996
Cardinal Financial	1,505	27,090
CBL & Associates Properties	950	17,062
Citigroup	1,860	96,925
City Holding	550	25,482
CME Group	2,950	231,457
Cousins Properties	1,975	20,343
DCT Industrial Trust	5,810	41,425

(continues) NQ-444 [12/13] 2/14 (12141) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	2,775	$42,652
Douglas Emmett	1,425	33,188
Duke Realty	2,350	35,344
DuPont Fabros Technology	1,130	27,922
EastGroup Properties	355	20,565
EPR Properties	1,005	49,406
Equity Lifestyle Properties	375	13,586
Equity One	750	16,830
Equity Residential	1,450	75,212
Essent Group†	95	2,286
Essex Property Trust	175	25,114
Evercore Partners Class A	455	27,200
Extra Space Storage	425	17,905
Federal Realty Investment Trust	150	15,212
Fidelity & Guaranty Life†	605	11,459
First Industrial Realty Trust	1,800	31,410
First Potomac Realty Trust	1,025	11,921
Flushing Financial	1,270	26,289
General Growth Properties	3,025	60,712
Greenhill & Co	375	21,728
HCP	825	29,964
Health Care REIT	250	13,393
Healthcare Realty Trust	525	11,188
Healthcare Trust of America Class A	1,550	15,252
Highwoods Properties	575	20,798
Host Hotels & Resorts	6,780	131,803
Independent Bank@	655	25,669
IntercontinentalExchange Group	1,830	411,604
JPMorgan Chase	3,100	181,288
Kilroy Realty	500	25,090
Kimco Realty	1,750	34,563
Kite Realty Group Trust	3,185	20,925
LaSalle Hotel Properties	1,610	49,685
Lexington Realty Trust	1,750	17,868
Liberty Property Trust	400	13,548
LTC Properties	300	10,617
Macerich	575	33,862
Maiden Holdings	2,175	23,773
Marsh & McLennan	6,600	319,176
National Retail Properties	1,580	47,921
Park National	325	27,648
Pebblebrook Hotel Trust	600	18,456
Post Properties	325	14,700
Primerica	710	30,466
Progressive	10,775	293,834
ProLogis	2,575	95,146
Prosperity Bancshares	555	35,181
Prudential Financial	570	52,565
PS Business Parks	250	19,105
Public Storage	450	67,734
Ramco-Gershenson Properties Trust	2,470	38,878
Regency Centers	700	32,410
RLJ Lodging Trust	775	18,848
Sabra Health Care REIT	500	13,070
Simon Property Group	1,250	190,200
SL Green Realty	600	55,428
Sovran Self Storage	370	24,113
Spirit Realty Capital	2,175	21,380
State Street	860	63,115
Sterling Bancorp	1,830	24,467
Stifel Financial†	620	29,710
Strategic Hotels & Resorts†	2,375	22,444
Summit Hotel Properties	625	5,625
Sunstone Hotel Investors	1,675	22,445
Susquehanna Bancshares	2,540	32,614
Tanger Factory Outlet Centers	775	24,816
Taubman Centers	300	19,176
Texas Capital Bancshares†	285	17,727
Travelers	4,500	407,430
UDR	500	11,675
United Fire Group	635	18,199
Ventas	950	54,416
Vornado Realty Trust	800	71,032
Webster Financial	1,065	33,207
Wells Fargo	2,890	131,206
Western Alliance Bancorp†	970	23,144
		5,894,587
Healthcare - 2.99%
AbbVie	2,040	107,732
Acorda Therapeutics†	845	24,674
Air Methods†	915	53,372
Align Technology†	755	43,148
Alkermes†	920	37,407
Allergan	3,730	414,328
Auxilium Pharmaceuticals†	1,260	26,132
Baxter International	4,700	326,885
Cardinal Health	4,700	314,007
Celgene†	3,830	647,117
Cepheid†	565	26,397
Conmed	740	31,450
Cross Country Healthcare†	1,855	18,513
CryoLife	1,795	19,907
Express Scripts†	1,370	96,229
Gilead Sciences†	1,850	139,028
Haemonetics†	670	28,227
InterMune†	1,655	24,378
Johnson & Johnson	3,710	339,799
Medicines†	515	19,889
Merck	8,740	437,437
Merit Medical Systems†	1,066	16,779
Perrigo	1,425	218,681
Pfizer	15,398	471,641
Prestige Brands Holdings†	895	32,041

2 NQ-444 [12/13] 2/14 (12141)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Quest Diagnostics	5,900	$315,886
Quidel†	1,030	31,817
Spectrum Pharmaceuticals†	1,885	16,682
Thermo Fisher Scientific	920	102,442
UnitedHealth Group	1,410	106,173
Vertex Pharmaceuticals†	770	57,211
WellCare Health Plans†	380	26,760
West Pharmaceutical Services	880	43,173
Zoetis	1,380	45,112
		4,660,454
Industrials - 1.71%
AAON	1,497	47,829
Acuity Brands	435	47,554
Applied Industrial Technologies	725	35,590
Barnes Group	935	35,820
Caterpillar	270	24,519
Chart Industries†	55	5,260
Columbus McKinnon†	1,065	28,904
Cummins	280	39,472
Deere	360	32,879
Eaton	770	58,612
ESCO Technologies	495	16,959
Esterline Technologies†	165	16,823
FedEx	550	79,074
FTI Consulting†	780	32,089
General Electric	5,630	157,809
Granite Construction	815	28,509
Honeywell International	1,150	105,076
Hunt (J.B.) Transport Services	610	47,153
Kadant	785	31,808
KEYW Holding†	2,330	31,315
Kforce	1,680	34,373
Lockheed Martin	460	68,384
McGrath RentCorp	495	19,701
MYR Group†	1,015	25,456
Nielsen Holdings	1,040	47,726
Northrop Grumman	2,800	320,908
Raytheon	3,500	317,450
Republic Services	1,440	47,808
Roadrunner Transportation Systems†	1,020	27,489
Rockwell Collins	330	24,394
Tetra Tech†	855	23,923
Towers Watson Class A	250	31,903
Triumph Group	770	58,574
Union Pacific	600	100,800
United Stationers	830	38,089
United Technologies	1,060	120,628
URS	960	50,870
US Ecology	730	27,149
WageWorks†	425	25,262
Waste Management	7,100	318,577
XPO Logistics†	1,215	31,942
		2,664,460
Information Technology - 5.16%
Accelrys†	2,450	23,373
Accenture Class A	1,060	87,153
Adobe Systems†	6,920	414,370
Amkor Technology†	4,025	24,673
Anixter International	350	31,444
Apple	735	412,416
Applied Micro Circuits†	1,905	25,489
Brightcove†	2,125	30,048
Broadcom Class A	10,900	323,185
ChannelAdvisor†	590	24,609
Cisco Systems	16,620	373,119
eBay†	5,825	319,734
EMC	3,800	95,570
EPAM Systems†	565	19,741
ExlService Holdings†	430	11,877
Facebook Class A†	1,170	63,952
FARO Technologies†	525	30,608
Google Class A†	570	638,805
Intel	15,450	401,082
International Business Machines	380	71,277
InterXion Holding†	900	21,249
Intuit	4,325	330,084
j2 Global	665	33,257
MasterCard Class A	760	634,950
Microsoft	13,955	522,336
Motorola Solutions	4,714	318,195
NETGEAR†	725	23,882
Plantronics	495	22,993
Proofpoint†	1,245	41,297
QUALCOMM	8,255	612,934
Rally Software Development†	400	7,780
Rocket Fuel†	530	32,590
Rofin-Sinar Technologies†	900	24,318
Salesforce.com†	940	51,879
SciQuest†	795	22,642
Semtech†	1,130	28,566
SS&C Technologies Holdings†	645	28,548
Synaptics†	750	38,858
TeleTech Holdings†	1,195	28,608
Teradata†	4,075	185,372
Texas Instruments	1,230	54,009
Trulia†	750	26,453
VeriFone Systems†	3,225	86,495
VeriSign†	4,175	249,582
Visa Class A	2,860	636,865
Xerox	26,800	326,156
Yahoo†	5,900	238,596

(continues) NQ-444 [12/13] 2/14 (12141) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
		8,051,019
Materials - 0.54%
Axiall	650	$30,836
Boise Cascade†	945	27,859
Cabot	475	24,415
Chemtura†	1,340	37,413
duPont (E.I.) deNemours	6,120	397,616
Eastman Chemical	870	70,209
Huntsman	1,610	39,606
Innophos Holdings	365	17,739
International Paper	750	36,773
Kaiser Aluminum	345	24,233
Materion	710	21,904
MeadWestvaco	1,040	38,407
Neenah Paper	520	22,240
Stepan	295	19,361
Taminco†	1,250	25,263
US Silica Holdings	280	9,551
		843,425
Telecommunication Services - 0.83%
AT&T	12,490	439,148
Atlantic Tele-Network	330	18,668
Crown Castle International†	6,650	488,310
inContact†	2,860	22,337
Verizon Communications	6,600	324,324
		1,292,787
Utilities - 0.37%
Cleco	595	27,739
Edison International	7,630	353,269
MDU Resources Group	1,710	52,241
NorthWestern	445	19,277
OGE Energy	1,540	52,206
Sempra Energy	570	51,163
UIL Holdings	440	17,050
		572,945
Total U.S. Markets (cost $20,703,543)		33,934,487
Developed Markets - 13.47%§
Consumer Discretionary - 2.09%
Adidas	770	98,189
Bayerische Motoren Werke	2,154	252,950
Benesse Holdings	1,400	56,236
Cie Financiere Richemont Class A	655	65,429
Citizen Holdings	7,200	60,738
Denso	1,400	73,950
Don Quijote	1,600	96,978
Hennes & Mauritz Class B	1,185	54,583
Honda Motor	2,400	99,051
Inditex	620	102,181
Kering	763	161,280
LVMH Moet Hennessy Louis Vuitton	315	57,462
NHK Spring	4,800	54,226
Nitori Holdings	2,963	280,488
Publicis Groupe	4,175	382,003
Shimamura	600	56,234
Shimano	700	60,086
Techtronic Industries	54,000	153,203
Toyota Motor	11,299	688,859
USS	4,200	57,601
WPP	3,220	73,590
Yue Yuen Industrial Holdings	83,000	277,223
		3,262,540
Consumer Staples - 1.83%
Anheuser-Busch InBev	1,065	113,195
Aryzta†	7,768	596,851
British American Tobacco	3,035	162,750
Carlsberg Class B	3,695	408,885
Compass Group	5,870	94,102
Danone	630	45,345
Diageo	3,920	129,838
Heineken	940	63,468
Kao	2,200	69,250
Koninklijke Ahold	2,960	53,141
L’Oreal	550	96,622
Nestle	2,750	201,536
Reckitt Benckiser Group	1,375	109,143
SABMiller	930	47,761
Tesco	41,729	231,061
Unicharm	900	51,345
Unilever	1,485	61,040
Unilever CVA	1,920	77,325
Uni-President China Holdings@	98,000	99,840
Wesfarmers	1,190	46,795
Woolworths	3,070	92,790
		2,852,083
Energy - 0.74%
AMEC	3,130	56,397
BG Group	3,870	83,158
CGG†	2,340	40,497
Lundin Petroleum†	2,395	46,613
Saipem	12,839	275,341
Subsea 7	14,078	269,946
Total	4,422	270,891
Transocean	2,316	114,457
		1,157,300
Financials - 2.05%
AEON Financial Service	1,600	42,899
AIA Group	12,400	62,205
AXA	14,472	402,364
Baloise Holding	450	57,378
Banco Bilbao Vizcaya Argentaria	4,640	57,117

4 NQ-444 [12/13] 2/14 (12141)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Bank Leumi Le-Israel BM†	14,800	$60,452
Commonwealth Bank of Australia	1,275	88,571
Credit Agricole†	4,370	55,940
Daito Trust Construction	600	56,085
Intesa Sanpaolo	29,000	71,331
Lloyds Banking Group†	88,000	114,957
Man Group	39,300	55,322
Mitsubishi UFJ Financial Group	59,381	394,198
Nomura Holdings	7,500	57,950
Nordea Bank	28,729	387,389
OCBC Bank	8,000	64,639
Pohjola Bank	2,460	49,325
Prudential	3,215	71,346
QBE Insurance Group	4,450	45,734
SCOR SE	1,415	51,712
Seven Bank	14,700	57,484
Societe Generale	990	57,501
Sony Financial Holdings	3,400	61,925
Standard Chartered	14,717	331,470
Tokyu Fudosan Holdings†	5,000	46,997
UBS†	4,635	88,743
UniCredit	41,604	306,898
		3,197,932
Healthcare - 1.94%
Bayer	1,350	189,554
CSL	1,540	94,825
Dainippon Sumitomo Pharma	3,600	56,379
Fresenius	460	70,736
ICON†	845	34,146
Meda Class A	2,758	35,029
Miraca Holdings	1,100	51,887
Novartis	6,719	538,493
Novo Nordisk ADR	1,390	256,816
Novo Nordisk Class B	505	92,572
Roche Holding	1,060	296,917
Sanofi	3,475	368,677
Shire	1,760	83,128
Smith & Nephew	4,960	70,725
Stada Arzneimittel	3,901	193,138
Teva Pharmaceutical Industries ADR	14,660	587,573
		3,020,595
Industrials - 2.13%
ABB†	4,700	124,261
Aggreko	2,400	67,927
CNH Industrial†	4,830	55,051
Cobham	11,950	54,325
Deutsche Lufthansa†	3,160	66,981
Deutsche Post	11,178	408,277
East Japan Railway	2,525	201,107
Elbit Systems	1,110	67,049
European Aeronautic Defence & Space	1,410	108,257
IHI	11,000	47,564
ITOCHU	24,337	300,827
Kone Class B	1,370	61,785
Koninklijke Philips Electronics	8,588	314,798
Mitsubishi Electric	7,000	88,009
Rolls-Royce Holdings	5,100	107,688
Sandvik	4,900	69,165
Schindler Holding	400	58,882
Schneider Electric	1,285	112,077
Singapore Airlines	6,000	49,477
Sodexo	675	68,382
Swire Pacific Class A	4,000	46,890
Travis Perkins	2,165	67,120
Vinci	5,440	357,127
Volvo Class B	5,830	76,722
Westjet Airlines	9,250	243,148
Wharf Holdings	6,000	45,884
Yamato Holdings	2,900	58,639
		3,327,419
Information Technology - 0.81%
ASML Holding	1,000	93,603
Avago Technologies	1,470	77,748
CGI Group Class A†	12,332	412,634
Computershare	6,120	62,187
Infineon Technologies	6,000	64,089
SAP	1,100	95,394
Seiko Epson	3,000	80,762
Teleperformance	5,365	326,925
Trend Micro†	1,500	52,557
		1,265,899
Materials - 1.22%
Air Liquide	725	102,531
Alumina†	51,200	50,974
Anglo American ADR	2,700	29,515
AuRico Gold	18,288	67,150
BASF	450	48,030
BHP Billiton Limited	4,460	151,289
Johnson Matthey	1,285	69,801
Lafarge	3,564	267,066
LANXESS	845	56,462
Rexam	29,729	261,187
Rio Tinto	6,117	345,395
Shin-Etsu Chemical	1,200	70,177
Syngenta	180	71,761
Syngenta ADR	2,525	201,849
Yamana Gold	12,553	108,257
		1,901,444
Telecommunication Services - 0.53%
BT Group	9,800	61,576
KDDI	4,004	246,672
Nippon Telegraph & Telephone	3,105	167,213

(continues) NQ-444 [12/13] 2/14 (12141) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Telecommunication Services (continued)
Softbank	1,000	$87,738
Telefonica	4,550	74,080
Vodafone Group	35,037	137,519
Ziggo	1,150	52,524
		827,322
Utilities - 0.13%
National Grid	8,653	112,922
Red Electrica	830	55,379
Shikoku Electric Power†	2,800	41,984
		210,285
Total Developed Markets
(cost $15,772,508)		21,022,819
Emerging Markets - 5.28%X
Consumer Discretionary - 0.30%
Arcos Dorados Holdings	6,400	77,568
Grupo Televisa ADR	5,925	179,291
Hyundai Motor	263	59,014
LG Electronics	907	58,627
Mahindra & Mahindra	3,583	54,707
Woolworths Holdings	6,451	45,907
		475,114
Consumer Staples - 0.76%
Anadolu Efes Biracilik Ve Malt Sanayii	7,900	85,506
Brasil Foods ADR	6,800	141,916
China Mengniu Dairy	28,000	132,879
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,600	71,472
Cia Cervecerias Unidas ADR	1,900	45,809
Fomento Economico Mexicano ADR	800	78,296
Hypermarcas	17,400	130,016
Lotte Chilsung Beverage@	73	105,449
Lotte Confectionery@	50	90,554
Tingyi Cayman Islands Holding	27,908	80,617
Tsingtao Brewery	10,004	84,566
United Spirits	1,888	79,640
Wal-Mart de Mexico Class V	21,890	57,454
		1,184,174
Energy - 0.80%
Cairn India	10,072	52,730
China Petroleum & Chemical	47,350	38,652
CNOOC ADR	500	93,830
Gazprom ADR	11,860	101,403
LUKOIL ADR	1,800	113,616
PetroChina ADR	575	63,101
Petroleo Brasileiro ADR	12,019	165,622
Polski Koncern Naftowy Orlen	3,412	46,358
PTT	8,241	71,650
Reliance Industries GDR 144A#@	8,870	257,585
Rosneft Oil GDR	10,200	77,673
Sasol ADR	1,500	74,175
Tambang Batubara Bukit Asam Persero	40,000	33,603
YPF ADR	1,900	62,624
		1,252,622
Financials - 0.79%
Banco Santander Brasil ADR	9,800	59,780
Bangkok Bank	11,796	64,185
China Construction Bank	99,080	74,747
Etalon Group GDR 144A#=†	3,700	19,610
ICICI Bank ADR	1,900	70,623
Industrial & Commercial Bank of China	175,459	118,566
Itau Unibanco Holding ADR	5,790	78,570
KB Financial Group ADR†	3,927	159,083
Powszechna Kasa Oszczednosci Bank Polski	3,325	43,322
Remgro	3,003	59,493
Samsung Life Insurance	770	75,945
Sberbank=	43,294	133,315
Shinhan Financial Group	2,094	93,976
Standard Bank Group	7,682	94,776
UEM Sunrise	110,059	79,225
		1,225,216
Industrials - 0.20%
All America Latina Logistica	6,468	17,963
Empresas ICA SAB de CV ADR†	6,100	51,545
Gol Linhas Aereas Inteligentes ADR†	7,300	33,361
KCC@	398	176,914
Santos Brasil Participacoes	3,000	24,055
		303,838
Information Technology - 0.96%
Baidu ADR†	1,700	302,396
FIH Mobile†	80,000	43,021
Hon Hai Precision Industry	51,936	139,451
LG Display ADR†	5,000	60,700
MediaTek	6,000	89,201
Samsung Electronics	322	419,432
SINA†	900	75,825
Sohu.com†	2,300	167,739
Taiwan Semiconductor Manufacturing	22,034	77,924
Taiwan Semiconductor Manufacturing ADR	2,900	50,576
United Microelectronics	118,000	48,851
WNS Holdings ADR†	1,280	28,045
		1,503,161
Materials - 0.49%
Anglo American Platinum†	1,013	38,039
ArcelorMittal South Africa†	6,264	22,273
Braskem ADR†	4,300	76,755

6 NQ-444 [12/13] 2/14 (12141)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Emerging MarketsX (continued)
Materials (continued)
Cemex ADR†	10,954	$129,586
Cemex Latam Holdings†	12,043	92,350
Fibria Celulose ADR†	7,737	90,368
Gerdau@	3,300	21,082
Gerdau ADR	3,400	26,656
Impala Platinum Holdings	2,083	24,424
Siam Cement	2,598	31,689
Siam Cement NVDR	1,700	20,736
Sociedad Quimica y Minera de Chile ADR	1,600	41,408
Ultratech Cement	1,712	48,838
Vale ADR	6,125	93,406
		757,610
Telecommunication Services - 0.98%
America Movil ADR	3,000	70,110
China Mobile	12,794	132,652
China Mobile ADR	1,500	78,435
China Telecom	118,000	59,651
China Unicom Hong Kong ADR	5,108	76,926
Chunghwa Telecom ADR	1,860	57,586
KT ADR†	8,800	130,856
MegaFon GDR	3,300	110,550
Mobile Telesystems ADR	2,500	54,075
MTN Group	3,365	69,616
SK Telecom ADR	11,500	283,130
Telefonica Brasil ADR	3,450	66,309
Tim Participacoes ADR@	8,400	220,416
Turkcell Iletisim Hizmetleri ADR†	3,787	50,556
Vodacom Group	5,611	71,140
		1,532,008
Total Emerging Markets
(cost $7,416,820)		8,233,743

Total Common Stock
(cost $43,892,871)		63,191,049

Convertible Preferred Stock - 0.47%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15	1,175	30,587
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	23	24,415
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration
date 12/31/49#	37	42,966
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16	290	15,721
6.125% exercise price $65.27,
expiration date 4/1/16	290	15,695
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration
date 3/31/14	1,500	99,984
Halcon Resources 5.75% exercise
price $6.16, expiration date
12/31/49	81	64,314
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49	75	93,581
Huntington Bancshares 8.50%
exercise price $11.95, expiration
date 12/31/49	44	55,660
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	1,307	76,460
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	2,575	81,216
SandRidge Energy 8.50% exercise
price $8.01, expiration date
12/31/49	648	67,757
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	65	71,825
Total Convertible Preferred Stock
(cost $700,880)		740,181

Exchange-Traded Funds - 0.25%
iShares MSCI EAFE ETF	800	53,648
iShares MSCI EAFE Growth Index ETF	1,920	137,242
Vanguard FTSE Developed Markets
ETF	4,720	196,730
Total Exchange-Traded Funds
(cost $372,839)		387,620

	Principal
	Amount°
Agency Collateralized Mortgage Obligations - 0.51%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	1,777	2,035
Series 2003-26 AT 5.00%
11/25/32	33,057	34,470
Series 2003-32 PH 5.50% 3/25/32	795	795
Series 2010-41 PN 4.50% 4/25/40	60,000	63,667
Series 2010-96 DC 4.00% 9/25/25	115,000	120,866
Series 2012-122 SD 5.935%
11/25/42•Σ	113,041	28,227
Series 2012-124 SD 5.985%
11/25/42•Σ	151,398	35,586
Series 2013-38 AI 3.00% 4/25/33Σ	314,115	50,080
Series 2013-44 DI 3.00%
5/25/33Σ	466,198	74,379
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	85,389	94,212
Series 4065 DE 3.00% 6/15/32	15,000	14,069

(continues) NQ-444 [12/13] 2/14 (12141) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4148 SA 5.933%
12/15/42•Σ	176,544	$40,724
Series 4185 LI 3.00% 3/15/33Σ	114,357	18,313
Series 4191 CI 3.00% 4/15/33Σ	96,415	15,442
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	147,465
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90%
10/29/20	50,000	51,648
Total Agency Collateralized
Mortgage Obligations
(cost $790,347)		791,978

Agency Mortgage-Backed Securities - 9.34%
Fannie Mae ARM
2.412% 5/1/43•	55,020	53,807
2.546% 6/1/43•	18,985	18,641
3.293% 9/1/43•	69,658	70,600
Fannie Mae S.F. 15 yr
2.50% 10/1/27	63,874	63,434
2.50% 2/1/28	168,983	167,815
3.00% 11/1/27	16,052	16,411
3.50% 7/1/26	55,202	57,774
3.50% 12/1/28	17,910	18,757
4.00% 4/1/24	21,128	22,406
4.00% 5/1/24	40,768	43,254
4.00% 11/1/25	104,537	111,419
4.50% 4/1/18	7,611	8,100
5.00% 9/1/18	17,741	18,901
5.50% 7/1/22	19,651	21,534
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	1,758,000	1,735,750
3.00% 2/1/28	1,948,000	1,983,384
3.50% 2/1/28	1,199,000	1,250,660
Fannie Mae S.F. 20 yr
3.00% 8/1/33	26,458	26,069
3.00% 9/1/33	50,238	49,498
3.50% 4/1/33	8,482	8,637
3.50% 9/1/33	37,357	38,053
5.00% 11/1/23	4,339	4,707
5.50% 8/1/28	29,833	32,939
5.50% 12/1/29	6,463	7,122
6.00% 9/1/29	39,629	44,234
Fannie Mae S.F. 30 yr
3.00% 7/1/42	52,635	50,026
3.00% 10/1/42	813,247	772,887
3.00% 12/1/42	134,711	128,026
3.00% 4/1/43	446,766	424,634
3.00% 7/1/43	117,078	111,283
3.50% 7/1/42	8,946	8,896
3.50% 6/1/43	18,510	18,418
Fannie Mae S.F. 30 yr
4.00% 11/1/40	21,932	22,592
4.00% 1/1/41	101,116	104,172
4.00% 9/1/41	15,210	15,669
4.00% 3/1/42	88,471	91,137
4.00% 1/1/43	52,146	53,711
4.00% 5/1/43	43,726	45,109
4.50% 7/1/36	17,157	18,184
4.50% 11/1/40	53,674	56,887
4.50% 2/1/41	25,324	26,843
4.50% 3/1/41	111,954	118,665
4.50% 5/1/41	18,347	19,504
4.50% 10/1/41	62,570	66,302
4.50% 9/1/43	3,938	4,177
5.00% 2/1/35	2,729	2,972
5.00% 4/1/35	21,799	23,664
5.00% 2/1/36	26,761	29,044
5.50% 2/1/33	51,054	56,244
5.50% 4/1/34	17,842	19,655
5.50% 11/1/34	6,117	6,740
5.50% 12/1/34	32,080	35,284
5.50% 3/1/35	25,736	28,300
5.50% 5/1/35	30,002	33,258
5.50% 5/1/36	9,211	10,127
5.50% 8/1/37	49,088	53,987
5.50% 1/1/38	44,843	49,404
5.50% 9/1/38	63,610	69,926
6.00% 5/1/36	59,826	66,618
6.50% 2/1/36	9,579	10,653
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	1,105,000	1,046,211
3.50% 2/1/43	1,270,000	1,257,796
4.00% 2/1/43	1,543,000	1,583,504
4.50% 2/1/43	1,455,000	1,536,901
Freddie Mac
4.50% 1/1/41	73,181	76,446
Freddie Mac S.F. 15 yr
3.50% 10/1/26	17,352	18,146
4.00% 12/1/24	27,554	29,091
4.00% 8/1/25	23,532	24,851
Freddie Mac S.F. 30 yr
3.00% 10/1/42	58,828	55,802
3.00% 11/1/42	55,777	52,921
4.00% 11/1/40	36,739	37,752
4.50% 10/1/39	76,095	80,596
4.50% 10/1/43	21,899	23,364
6.00% 8/1/38	76,177	84,744
Freddie Mac S.F. 30 yr TBA
5.50% 2/1/43	130,000	141,903
Total Agency Mortgage-Backed
Securities (cost $14,748,331)		14,576,932

8 NQ-444 [12/13] 2/14 (12141)

	Principal	Value
	Amount°	(U.S. $)
Commercial Mortgage-Backed Securities - 1.47%
BAML Commercial Mortgage
Series 2006-4 A4 5.634% 7/10/46	50,000	$54,201
Bear Stearns Commercial Mortgage
Securities
Series 2004-PWR4 A3
5.468% 6/11/41•	52,421	52,721
Series 2005-PW10 A4
5.405% 12/11/40•	110,000	116,704
Series 2006-PW12 A4
5.712% 9/11/38•	25,000	27,328
Commercial Mortgage Pass Through
Certificates
Series 2005-C6 A5A
5.116% 6/10/44•	50,000	52,582
Series 2013-CR8 A5
3.612% 6/10/46•	55,000	54,236
Series 2013-CR12 A4
4.046% 10/10/46	85,000	85,787
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46#	300,000	330,940
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20#•	20,000	21,333
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	89,100	89,993
Series 2005-GG4 A4A
4.751% 7/10/39	49,354	51,128
Goldman Sachs Mortgage Securities
Trust
Series 2010-C1 A2 144A
4.592% 8/10/43#	100,000	108,170
JPMorgan Chase Commercial
Mortgage Securities
Series 2011-C5 A3
4.171% 8/15/46	90,000	94,512
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 A4
5.20% 12/15/44•	275,000	292,995
Series 2006-LDP8 AM
5.44% 5/15/45	83,000	91,054
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	11,789	12,058
Series 2005-C3 B
4.895% 7/15/40•	30,000	30,881
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A
4.989% 8/13/42	60,000	62,699
Series 2005-HQ7 AJ
5.207% 11/14/42•	30,000	31,484
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.207% 11/14/42•	100,000	98,875
Series 2007-T27 A4
5.648% 6/11/42•	107,000	120,218
VNO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30#	220,000	205,141
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	65,000	60,949
Series 2013-C11 A5
3.071% 3/15/45	55,000	52,115
Series 2013-C14 A5
3.337% 6/15/46	105,000	100,885
Total Commercial Mortgage-Backed
Securities (cost $2,264,665)		2,298,989

Convertible Bonds - 1.65%
Advanced Micro Devices 6.00%
exercise price $28.08, expiration
date 4/30/15	64,000	67,120
Alaska Communications Systems
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18#	65,000	53,950
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	77,000	86,914
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	58,000	62,676
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27ϕ	136,000	130,815
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	72,000	75,240
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration
date 12/1/18	52,000	54,860
Chesapeake Energy 2.25% exercise
price $85.40, expiration date
12/14/38	24,000	22,500
Chesapeake Energy 2.50% exercise
price $50.90, expiration date
5/15/37	26,000	26,520
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18#	42,000	60,716
Dendreon 2.875% exercise price
$51.24, expiration date 1/13/16	50,000	32,313
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16	21,000	45,911
General Cable 5.00% exercise price
$35.88, expiration date 11/15/29ϕ	91,000	97,654
Gilead Sciences 1.625% exercise price
$22.71, expiration date 5/1/16	28,000	92,400

(continues) NQ-444 [12/13] 2/14 (12141) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Convertible Bonds (continued)
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration
date 3/12/32		66,000	$79,241
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42ϕ		72,000	73,710
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16#		38,000	52,891
Intel 3.25% exercise price $21.94,
expiration date 8/1/39		40,000	54,450
Jefferies Group 3.875% exercise price
$45.51, expiration date 10/31/29		75,000	79,641
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration
date 8/1/35		53,000	64,097
Liberty Interactive 144A 0.75%
exercise price $1,000.00, expiration
date 3/30/43#		54,000	67,568
Liberty Interactive 144A 1.00%
exercise price $74.31, expiration
date 9/28/43#		48,000	50,760
Live Nation Entertainment 2.875%
exercise price $27.14, expiration
date 7/14/27		60,000	61,125
MGM Resorts International 4.25%
exercise price $18.58, expiration
date 4/10/15		64,000	88,160
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		24,000	78,810
Nuance Communications 2.75%
exercise price $32.30, expiration
date 11/1/31		98,000	96,224
NuVasive 2.75% exercise price
$42.13, expiration date 6/30/17		113,000	122,958
Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 5/28/15#		54,000	56,531
Peabody Energy 4.75% exercise price
$57.95, expiration date 12/15/41		86,000	68,424
Ryman Hospitality Properties 144A
3.75% exercise price $21.38,
expiration date 9/29/14#		28,000	54,810
SanDisk 1.50% exercise price $52.00,
expiration date 8/11/17		61,000	90,204
SBA Communications 4.00% exercise
price $30.38, expiration date
9/29/14		14,000	41,510
Steel Dynamics 5.125% exercise price
$17.14, expiration date 6/15/14		25,000	29,516
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32		108,000	108,743
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		40,000	34,200
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date
7/15/43#		49,000	52,920
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19•		34,000	40,218
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		51,000	92,246
WellPoint 2.75% exercise price
$75.23, expiration date 10/15/42		18,000	24,458
Total Convertible Bonds
(cost $2,224,271)			2,573,004

Corporate Bonds - 32.73%
Banking - 3.53%
Banco do Brasil 144A
3.75% 7/25/18#	EUR	100,000	139,991
Banco Santander Mexico
144A 4.125% 11/9/22#		150,000	141,750
144A 5.95% 1/30/24#•		200,000	203,000
Bancolombia 5.95% 6/3/21		100,000	104,500
Bank of America
2.60% 1/15/19		170,000	170,951
3.875% 3/22/17		100,000	106,813
Barclays 8.25% 12/29/49•		200,000	206,875
BB&T 5.25% 11/1/19		165,000	185,166
BBVA Banco Continental 144A
3.25% 4/8/18#		90,000	90,225
BBVA Bancomer 144A
6.50% 3/10/21#		150,000	159,000
City National 5.25% 9/15/20		125,000	134,433
Fifth Third Bancorp
4.30% 1/16/24		65,000	63,792
5.10% 12/29/49•		105,000	93,188
HBOS Capital Funding 144A
6.071% 6/29/49#•		190,000	190,238
HSBC Bank 144A 4.75% 1/19/21#		150,000	163,059
ING Bank 144A 5.80% 9/25/23#		200,000	209,508
JPMorgan Chase
4.25% 11/2/18	NZD	85,000	66,185
5.625% 8/16/43		105,000	111,372
KeyCorp 2.30% 12/13/18		85,000	84,481
Morgan Stanley
4.10% 5/22/23		50,000	48,481
5.00% 11/24/25		130,000	130,679
7.375% 2/22/18	AUD	164,000	159,641
7.60% 8/8/17	NZD	64,000	55,472
Northern Trust 3.95% 10/30/25		60,000	58,606
PNC Funding
5.125% 2/8/20		305,000	343,017
5.625% 2/1/17		150,000	166,619
PNC Preferred Funding Trust II 144A
1.465% 3/31/49#•		100,000	93,000
Rabobank 4.625% 12/1/23		250,000	252,252

10 NQ-444 [12/13] 2/14 (12141)

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander Holdings USA
3.45% 8/27/18		70,000	$71,873
Sberbank 144A 4.95% 2/7/17#		200,000	213,000
State Street 3.10% 5/15/23		170,000	158,383
SunTrust Bank 2.35% 11/1/18		120,000	119,500
SVB Financial Group 5.375% 9/15/20		140,000	154,619
USB Capital IX 3.50% 10/29/49•		200,000	157,000
VEB Finance 144A
4.224% 11/21/18#		200,000	201,250
Wachovia 0.614% 10/15/16•		85,000	84,593
Wells Fargo
144A 4.48% 1/16/24#		46,000	45,882
5.375% 11/2/43		130,000	133,620
Zions Bancorp
4.50% 3/27/17		35,000	37,087
4.50% 6/13/23		140,000	136,724
7.75% 9/23/14		63,000	65,816
			5,511,641
Basic Industry - 2.37%
AK Steel 7.625% 5/15/20		40,000	40,100
ArcelorMittal 10.35% 6/1/19		85,000	107,950
Ball 5.00% 3/15/22		70,000	69,650
Barrick Gold 4.10% 5/1/23		110,000	99,616
Barrick North America Finance
5.75% 5/1/43		35,000	31,577
Builders FirstSource 144A
7.625% 6/1/21#		85,000	89,038
CF Industries
6.875% 5/1/18		235,000	272,816
7.125% 5/1/20		47,000	55,162
Clearwater Paper 4.50% 2/1/23		90,000	81,450
Crown Americas 4.50% 1/15/23		35,000	32,900
Dow Chemical 8.55% 5/15/19		288,000	372,281
FMC 4.10% 2/1/24		100,000	99,505
FMG Resources August 2006
144A 6.875% 4/1/22#		203,000	222,285
144A 7.00% 11/1/15#		20,000	20,788
Freeport-McMoRan Copper & Gold
3.875% 3/15/23		70,000	66,321
Georgia-Pacific 8.00% 1/15/24		230,000	296,560
Glencore Funding 144A
2.50% 1/15/19#		55,000	53,320
Headwaters 7.625% 4/1/19		75,000	81,188
Immucor 11.125% 8/15/19		80,000	90,400
International Paper 6.00% 11/15/41		80,000	87,180
LSB Industries 144A 7.75% 8/1/19#		40,000	42,200
LyondellBasell Industries
5.75% 4/15/24		200,000	224,577
MMC Finance 144A
5.55% 10/28/20#		200,000	199,750
Mosaic
5.45% 11/15/33		30,000	30,658
5.625% 11/15/43		90,000	91,635
Nortek 8.50% 4/15/21		65,000	72,313
Novelis 8.75% 12/15/20		50,000	55,875
Nucor 4.00% 8/1/23		50,000	48,905
Packaging Corp of America
4.50% 11/1/23		70,000	70,319
Plains Exploration & Production
6.50% 11/15/20		75,000	82,865
PolyOne 5.25% 3/15/23		50,000	49,000
Rio Tinto Finance U.S.A.
3.50% 11/2/20		105,000	107,364
Rockwood Specialties Group
4.625% 10/15/20		40,000	41,050
Ryerson
9.00% 10/15/17		45,000	47,756
11.25% 10/15/18		20,000	21,300
Teck Resources 3.75% 2/1/23		70,000	65,372
TPC Group 144A 8.75% 12/15/20#		40,000	42,700
Vale Overseas 5.625% 9/15/19		40,000	43,595
Weyerhaeuser 4.625% 9/15/23		85,000	86,420
			3,693,741
Brokerage - 0.26%
Jefferies Group
5.125% 1/20/23		75,000	75,996
6.45% 6/8/27		40,000	41,763
6.50% 1/20/43		30,000	29,844
Lazard Group
4.25% 11/14/20		90,000	89,937
6.85% 6/15/17		147,000	165,872
			403,412
Capital Goods - 1.42%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#		240,000	261,000
Ball 4.00% 11/15/23		150,000	135,000
Berry Plastics 9.75% 1/15/21		50,000	58,125
BOE Merger 144A PIK 9.50%
11/1/17#❆		5,000	5,338
Cemex Espana Luxembourg 144A
9.25% 5/12/20#		170,000	187,425
Consolidated Container 144A
10.125% 7/15/20#		35,000	37,450
Crane
2.75% 12/15/18		55,000	54,795
4.45% 12/15/23		50,000	49,520
Flowserve 4.00% 11/15/23		65,000	63,335
GE Capital Canada Funding
2.42% 5/31/18	CAD	22,000	20,491
HD Supply 7.50% 7/15/20		34,000	36,805
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19#		45,000	44,405
144A 4.25% 6/15/23#		240,000	234,861
Milacron 144A 7.75% 2/15/21#		50,000	52,750

(continues) NQ-444 [12/13] 2/14 (12141) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Plastipak Holdings 144A 6.50% 10/1/21#	80,000	$83,200
Reynolds Group Issuer
8.25% 2/15/21	200,000	214,500
9.875% 8/15/19	230,000	257,025
Rock-Tenn 4.00% 3/1/23	150,000	143,534
Sealed Air 144A 6.50% 12/1/20#	120,000	129,600
TransDigm 7.50% 7/15/21	75,000	81,000
URS
144A 3.85% 4/1/17#	15,000	15,292
144A 5.00% 4/1/22#	55,000	54,263
		2,219,714
Consumer Cyclical - 2.52%
Amazon.com 2.50% 11/29/22	200,000	180,639
American Axle & Manufacturing
6.25% 3/15/21	75,000	80,063
AmeriGas Finance 6.75% 5/20/20	45,000	49,388
Chinos Intermediate Holdings 144A
PIK 7.75% 5/1/19#❆	85,000	87,125
Cummins 3.65% 10/1/23	150,000	148,286
CVS Caremark 4.00% 12/5/23	225,000	224,980
Daimler Finance North America 144A
2.25% 7/31/19#	180,000	176,646
Dave & Buster’s 11.00% 6/1/18	20,000	22,025
Delphi 6.125% 5/15/21	75,000	83,531
Ford Motor 7.45% 7/16/31	92,000	112,966
Ford Motor Credit 12.00% 5/15/15	100,000	114,841
General Motors 144A
3.50% 10/2/18#	80,000	82,200
Hanesbrands 6.375% 12/15/20	50,000	54,875
HD Supply 11.00% 4/15/20	35,000	41,650
Historic TW 6.875% 6/15/18	315,000	374,870
Home Depot 3.75% 2/15/24	80,000	79,793
Host Hotels & Resorts
3.75% 10/15/23	100,000	92,904
4.75% 3/1/23	125,000	126,076
5.25% 3/15/22	65,000	67,870
5.875% 6/15/19	40,000	43,425
International Game Technology
5.35% 10/15/23	180,000	185,670
Landry’s 144A 9.375% 5/1/20#	115,000	125,925
Levi Strauss 6.875% 5/1/22	85,000	93,925
LKQ 144A 4.75% 5/15/23#	45,000	41,963
Marriott International
3.375% 10/15/20	70,000	69,426
Meritor 6.75% 6/15/21	40,000	41,000
QVC 4.375% 3/15/23	240,000	224,802
Rite Aid 9.25% 3/15/20	60,000	69,150
SACI Falabella 144A 3.75% 4/30/23#	200,000	181,708
Sally Holdings 5.75% 6/1/22	60,000	62,700
Suburban Propane Partners
7.375% 8/1/21	17,000	18,615
Tomkins 9.00% 10/1/18	17,000	18,700
TRW Automotive
144A 4.45% 12/1/23#	70,000	68,075
144A 4.50% 3/1/21#	70,000	71,050
Viacom 5.85% 9/1/43	205,000	216,272
William Carter 144A 5.25% 8/15/21#	5,000	5,100
Wok Acquisition 144A
10.25% 6/30/20#	30,000	32,738
Wyndham Worldwide 5.625% 3/1/21	65,000	69,509
Yum Brands 3.875% 11/1/23	100,000	96,924
		3,937,405
Consumer Non-Cyclical - 3.13%
Accellent 8.375% 2/1/17	35,000	36,750
Alere 7.25% 7/1/18	15,000	16,556
BFF International 144A
7.25% 1/28/20#	125,000	138,750
Biomet
6.50% 8/1/20	40,000	42,200
6.50% 10/1/20	150,000	155,250
Boston Scientific
2.65% 10/1/18	75,000	75,594
6.00% 1/15/20	150,000	172,426
CareFusion 6.375% 8/1/19	275,000	311,594
Celgene
3.25% 8/15/22	10,000	9,485
3.95% 10/15/20	190,000	197,084
Coca-Cola Femsa 2.375% 11/26/18	150,000	149,267
Community Health Systems
8.00% 11/15/19	25,000	27,250
Constellation Brands
3.75% 5/1/21	15,000	14,138
6.00% 5/1/22	55,000	58,988
Cosan Luxembourg 144A
5.00% 3/14/23#	200,000	174,260
Del Monte 7.625% 2/15/19	50,000	52,063
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22#	60,000	63,600
HCA Holdings 6.25% 2/15/21	365,000	382,794
Jarden
6.125% 11/15/22	40,000	43,000
7.50% 1/15/20	5,000	5,425
JBS Investments 144A
7.75% 10/28/20#	200,000	203,000
Kinetic Concepts 10.50% 11/1/18	65,000	75,075
Kroger 3.30% 1/15/21	145,000	144,269
Laboratory Corp. of America Holdings
2.20% 8/23/17	80,000	80,331
LifePoint Hospitals 144A
5.50% 12/1/21#	150,000	150,938
MultiPlan 144A 9.875% 9/1/18#	70,000	77,350
Mylan 144A 3.125% 1/15/23#	100,000	90,923
NBTY 9.00% 10/1/18	30,000	33,038
Pernod-Ricard 144A 5.75% 4/7/21#	300,000	331,175

12 NQ-444 [12/13] 2/14 (12141)

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Prestige Brands 144A
5.375% 12/15/21#		115,000	$116,725
Radnet Management
10.375% 4/1/18		23,000	23,058
Red de Carreteras de Occidente 144A
9.00% 6/10/28#	MXN	2,000,000	138,670
SABMiller Holdings 144A
2.45% 1/15/17#		200,000	204,947
Salix Pharmaceuticals 144A
6.00% 1/15/21#		120,000	123,300
Scotts Miracle-Gro 6.625% 12/15/20		25,000	27,063
Smithfield Foods 6.625% 8/15/22		65,000	69,225
Spectrum Brands Escrow 144A
6.375% 11/15/20#		65,000	69,550
Tenet Healthcare
144A 6.00% 10/1/20#		179,000	187,167
8.00% 8/1/20		30,000	32,663
Valeant Pharmaceuticals International
144A 5.625% 12/1/21#		25,000	25,188
144A 6.375% 10/15/20#		40,000	42,350
144A 7.00% 10/1/20#		15,000	16,238
Yale University 2.90% 10/15/14		48,000	48,957
Zimmer Holdings
3.375% 11/30/21		150,000	143,883
4.625% 11/30/19		90,000	98,162
Zoetis 3.25% 2/1/23		220,000	206,246
			4,885,965
Energy - 4.65%
AmeriGas Finance 7.00% 5/20/22		65,000	70,850
Bristow Group 6.25% 10/15/22		60,000	63,567
Cameron International
4.00% 12/15/23		35,000	34,657
Chaparral Energy 7.625% 11/15/22		20,000	21,500
Chesapeake Energy
5.375% 6/15/21		10,000	10,400
5.75% 3/15/23		180,000	186,300
CNOOC Curtis Funding 144A
4.50% 10/3/23#		200,000	198,884
Comstock Resources 7.75% 4/1/19		25,000	26,688
Continental Resources 4.50% 4/15/23		180,000	182,700
Ecopetrol 7.625% 7/23/19		100,000	119,000
El Paso Pipeline Partners Operating
6.50% 4/1/20		175,000	201,848
Enbridge Energy Partners
8.05% 10/1/37•		175,000	193,875
Energy Transfer Partners
3.60% 2/1/23		165,000	153,087
5.95% 10/1/43		25,000	25,451
6.50% 2/1/42		40,000	43,133
9.70% 3/15/19		81,000	104,988
Energy XXI Gulf Coast 144A
7.50% 12/15/21#		110,000	115,225
Enterprise Products Operating
7.034% 1/15/68•		215,000	237,785
9.75% 1/31/14		145,000	146,017
Exterran Partners 144A
6.00% 4/1/21#		30,000	29,925
Forest Oil 7.25% 6/15/19		21,000	20,554
Gazprom 144A 3.85% 2/6/20#		200,000	194,000
Gazprom Neft 144A
6.00% 11/27/23#		200,000	204,000
Halcon Resources 8.875% 5/15/21		65,000	65,975
Hercules Offshore 144A
8.75% 7/15/21#		25,000	28,000
KazMunayGas National 144A
9.125% 7/2/18#		100,000	121,625
Key Energy Services 6.75% 3/1/21		70,000	72,100
Kinder Morgan Energy Partners
3.50% 9/1/23		35,000	32,201
9.00% 2/1/19		135,000	171,705
Laredo Petroleum 7.375% 5/1/22		100,000	109,000
Linn Energy
6.50% 5/15/19		20,000	20,500
144A 7.00% 11/1/19#		15,000	15,225
8.625% 4/15/20		28,000	30,380
Lukoil International Finance
6.125% 11/9/20		200,000	217,700
MarkWest Energy Partners
5.50% 2/15/23		30,000	30,375
Midstates Petroleum 9.25% 6/1/21		110,000	115,500
Murphy Oil U.S.A. 144A
6.00% 8/15/23#		55,000	55,550
Newfield Exploration 5.625% 7/1/24		85,000	85,000
Oasis Petroleum 144A
6.875% 3/15/22#		80,000	85,200
ONGC Videsh 2.50% 5/7/18		200,000	188,928
Pacific Rubiales Energy
144A 5.375% 1/26/19#		100,000	101,000
144A 7.25% 12/12/21#		100,000	106,500
PDC Energy 7.75% 10/15/22		30,000	32,550
Pertamina Persero 144A
4.30% 5/20/23#		200,000	175,000
Petrobras Global Finance
3.00% 1/15/19		125,000	117,292
Petrobras International Finance
5.375% 1/27/21		140,000	139,634
Petrohawk Energy 7.25% 8/15/18		150,000	162,075
Petroleos de Venezuela
8.50% 11/2/17		55,000	45,925
Petroleos Mexicanos 6.50% 6/2/41		15,000	15,750
Plains All American Pipeline
8.75% 5/1/19		130,000	166,462
Pride International 6.875% 8/15/20		240,000	287,762
PTT Exploration & Production 144A
3.707% 9/16/18#		200,000	203,359

(continues) NQ-444 [12/13] 2/14 (12141) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Regency Energy Partners
4.50% 11/1/23	110,000	$100,650
Rosetta Resources 5.625% 5/1/21	120,000	120,300
Samson Investment 144A
10.50% 2/15/20#	70,000	76,650
SandRidge Energy
7.50% 3/15/21	20,000	21,050
8.125% 10/15/22	265,000	282,225
Statoil
2.90% 11/8/20	65,000	64,674
3.70% 3/1/24	65,000	64,669
Sunoco Logistics Partners Operations
3.45% 1/15/23	120,000	110,471
Talisman Energy
3.75% 2/1/21	50,000	48,482
5.50% 5/15/42	220,000	207,937
TransCanada PipeLines
3.75% 10/16/23	5,000	4,883
6.35% 5/15/67•	260,000	267,276
Williams Partners
4.50% 11/15/23	115,000	114,444
7.25% 2/1/17	120,000	138,474
YPF 144A 8.875% 12/19/18#	40,000	41,700
		7,246,592
Financials - 1.09%
CDP Financial 144A
4.40% 11/25/19#	250,000	275,574
E Trade Financial 6.375% 11/15/19	65,000	70,119
General Electric Capital
4.375% 9/16/20	135,000	146,525
5.25% 6/29/49•	100,000	94,250
6.00% 8/7/19	165,000	193,831
6.25% 12/29/49•	100,000	103,678
7.125% 12/29/49•	100,000	111,930
Hyundai Capital America 144A
2.125% 10/2/17#	80,000	79,524
International Lease Finance
5.875% 4/1/19	30,000	32,100
6.25% 5/15/19	72,000	78,300
8.25% 12/15/20	125,000	146,563
8.75% 3/15/17	30,000	35,475
Invesco Finance 4.00% 1/30/24	40,000	39,729
National Retail Properties
3.80% 10/15/22	15,000	14,317
Nuveen Investments 144A
9.50% 10/15/20#	105,000	105,788
Woodside Finance
144A 8.125% 3/1/14#	150,000	151,859
144A 8.75% 3/1/19#	15,000	19,011
		1,698,573
Insurance - 1.24%
Allstate 5.75% 8/15/53•	100,000	100,938
American International Group
6.40% 12/15/20	155,000	183,451
Berkshire Hathaway Finance
2.90% 10/15/20	100,000	99,321
Chubb 6.375% 3/29/67•	105,000	114,188
Five Corners Funding Trust 144A
4.419% 11/15/23#	100,000	98,767
Highmark
144A 4.75% 5/15/21#	65,000	61,208
144A 6.125% 5/15/41#	25,000	22,432
Hockey Merger Sub 2 144A
7.875% 10/1/21#	80,000	82,600
ING U.S. 5.65% 5/15/53•	100,000	97,275
Liberty Mutual Group
144A 4.25% 6/15/23#	180,000	174,129
144A 4.95% 5/1/22#	35,000	36,252
144A 6.50% 5/1/42#	50,000	55,059
144A 7.00% 3/15/37#•	35,000	36,225
MetLife 6.40% 12/15/36	120,000	123,900
Metropolitan Life Global Funding I
144A 3.00% 1/10/23#	275,000	256,714
Onex USI Acquisition 144A
7.75% 1/15/21#	15,000	15,413
Prudential Financial
3.875% 1/14/15	25,000	25,851
4.50% 11/15/20	30,000	32,231
5.625% 6/15/43•	50,000	49,250
5.875% 9/15/42•	70,000	71,488
6.00% 12/1/17	100,000	115,092
XL Group 6.50% 12/29/49•	85,000	84,044
		1,935,828
Media - 1.24%
CCO Holdings
5.25% 9/30/22	40,000	37,550
7.00% 1/15/19	25,000	26,406
7.375% 6/1/20	15,000	16,313
Cequel Communications Holdings I
144A 6.375% 9/15/20#	95,000	97,850
Clear Channel Worldwide Holdings
7.625% 3/15/20	60,000	63,375
7.625% 3/15/20	5,000	5,225
Cox Communications 144A
3.25% 12/15/22#	310,000	281,047
CSC Holdings 6.75% 11/15/21	75,000	81,188
DISH DBS
5.00% 3/15/23	95,000	89,063
5.875% 7/15/22	60,000	60,300
7.875% 9/1/19	38,000	43,605
Gray Television 7.50% 10/1/20	80,000	85,400
Myriad International Holdings 144A
6.375% 7/28/17#	100,000	112,125
Nielsen Finance 4.50% 10/1/20	45,000	43,988

14 NQ-444 [12/13] 2/14 (12141)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Nielsen Luxembourg 144A
5.50% 10/1/21#	50,000	$50,875
Omnicom Group 3.625% 5/1/22	50,000	48,506
Sinclair Television Group
5.375% 4/1/21	100,000	99,000
6.125% 10/1/22	35,000	35,525
Sirius XM Radio 144A
4.625% 5/15/23#	95,000	86,213
Thomson Reuters 4.30% 11/23/23	95,000	95,599
Time Warner Cable
5.85% 5/1/17	25,000	27,288
8.25% 4/1/19	135,000	158,325
Univision Communications 144A
5.125% 5/15/23#	135,000	135,506
UPCB Finance III 144A
6.625% 7/1/20#	150,000	160,125
		1,940,397
Real Estate - 1.41%
Alexandria Real Estate Equities
3.90% 6/15/23	25,000	23,341
4.60% 4/1/22	155,000	156,227
American Tower Trust I 144A
3.07% 3/15/23#	110,000	103,312
CBL & Associates 5.25% 12/1/23	75,000	75,044
Corporate Office Properties
3.60% 5/15/23	85,000	77,189
5.25% 2/15/24	95,000	96,680
CubeSmart 4.375% 12/15/23	40,000	39,160
DDR
4.625% 7/15/22	40,000	40,869
4.75% 4/15/18	75,000	80,984
7.50% 4/1/17	45,000	52,487
7.875% 9/1/20	103,000	127,415
Digital Realty Trust 5.25% 3/15/21	265,000	270,860
Duke Realty 3.625% 4/15/23	145,000	134,089
Liberty Property 4.40% 2/15/24	85,000	83,630
Mid-America Apartments
4.30% 10/15/23	50,000	48,708
National Retail Properties
3.30% 4/15/23	130,000	118,255
Prologis 3.35% 2/1/21	60,000	58,358
Regency Centers 4.80% 4/15/21	95,000	99,567
UDR
3.70% 10/1/20	40,000	40,273
4.625% 1/10/22	185,000	190,411
WEA Finance 144A 4.625% 5/10/21#	150,000	158,550
Weingarten Realty Investors
3.50% 4/15/23	135,000	124,350
		2,199,759
Services - 0.59%
Ameristar Casinos 7.50% 4/15/21	55,000	59,950
Avis Budget Car Rental 5.50% 4/1/23	96,000	93,480
FTI Consulting 6.75% 10/1/20	5,000	5,425
H&E Equipment Services
7.00% 9/1/22	55,000	60,225
Korea Expressway 144A
1.875% 10/22/17#	200,000	196,445
M/I Homes 8.625% 11/15/18	65,000	70,688
MGM Resorts International
11.375% 3/1/18	75,000	95,625
PHH 7.375% 9/1/19	40,000	42,900
Pinnacle Entertainment
8.75% 5/15/20	20,000	22,150
Standard Pacific 10.75% 9/15/16	42,000	50,820
United Rentals North America
6.125% 6/15/23	73,000	74,460
10.25% 11/15/19	42,000	47,612
Wynn Las Vegas
144A 4.25% 5/30/23#	50,000	46,938
5.375% 3/15/22	50,000	50,750
		917,468
Technology - 2.19%
Activision Blizzard 144A
6.125% 9/15/23#	160,000	167,200
Altera 2.50% 11/15/18	100,000	99,267
Apple 2.40% 5/3/23	370,000	333,391
Avaya 144A 7.00% 4/1/19#	40,000	39,400
Baidu 3.25% 8/6/18	200,000	202,660
BMC Software Finance 144A
8.125% 7/15/21#	185,000	191,475
Broadridge Financial Solutions
3.95% 9/1/20	75,000	75,672
eBay 4.00% 7/15/42	165,000	140,286
EMC 2.65% 6/1/20	350,000	343,285
Equinix
4.875% 4/1/20	45,000	45,000
5.375% 4/1/23	130,000	127,725
Fidelity National Information Services
3.50% 4/15/23	180,000	164,391
First Data
11.25% 3/31/16	19,000	19,095
144A 11.25% 1/15/21#	145,000	160,769
144A 11.75% 8/15/21#	40,000	42,400
Freescale Semiconductor 144A
6.00% 1/15/22#	50,000	50,750
GXS Worldwide 9.75% 6/15/15	104,000	107,640
Jabil Circuit 7.75% 7/15/16	9,000	10,283
Maxim Integrated Products
2.50% 11/15/18	90,000	89,341
Microsoft 2.125% 11/15/22	90,000	81,467
National Semiconductor
6.60% 6/15/17	170,000	198,828
NCR Escrow 144A 6.375% 12/15/23#	105,000	107,756
NetApp
2.00% 12/15/17	55,000	54,769

(continues) NQ-444 [12/13] 2/14 (12141) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
NetApp
3.25% 12/15/22	115,000	$103,786
Seagate HDD Cayman
144A 3.75% 11/15/18#	45,000	45,619
144A 4.75% 6/1/23#	55,000	51,700
Symantec 4.20% 9/15/20	80,000	81,254
Thermo Fisher Scientific 4.15% 2/1/24	70,000	69,476
Total System Services
2.375% 6/1/18	80,000	77,912
3.75% 6/1/23	75,000	69,463
VeriSign 4.625% 5/1/23	55,000	52,800
Xerox 6.35% 5/15/18	5,000	5,720
		3,410,580
Telecommunications - 2.92%
AMC Networks 4.75% 12/15/22	70,000	67,025
AT&T
2.375% 11/27/18	50,000	50,101
4.30% 12/15/42	75,000	63,863
CC Holdings GS V 3.849% 4/15/23	50,000	46,895
CenturyLink
5.80% 3/15/22	165,000	163,763
6.75% 12/1/23	80,000	81,400
Columbus International 144A
11.50% 11/20/14#	120,000	129,900
Crown Castle Towers 144A
4.883% 8/15/20#	360,000	378,221
Digicel 144A 8.25% 9/1/17#	110,000	114,950
Digicel Group 144A
10.50% 4/15/18#	100,000	107,500
DigitalGlobe 144A 5.25% 2/1/21#	20,000	19,600
Hughes Satellite Systems
7.625% 6/15/21	35,000	39,200
Intelsat Jackson Holdings 144A
5.50% 8/1/23#	80,000	76,400
Intelsat Luxembourg
144A 7.75% 6/1/21#	85,000	91,481
144A 8.125% 6/1/23#	165,000	177,581
Lamar Media 5.00% 5/1/23	70,000	66,850
Level 3 Communications
11.875% 2/1/19	35,000	40,425
Level 3 Financing 7.00% 6/1/20	65,000	69,225
MDC Partners 144A 6.75% 4/1/20#	75,000	78,844
MetroPCS Wireless 6.625% 11/15/20	30,000	31,913
Millicom International Cellular 144A
6.625% 10/15/21#	200,000	207,900
MTS International Funding 144A
8.625% 6/22/20#	100,000	118,500
Qtel International Finance 144A
3.25% 2/21/23#	200,000	179,572
Qwest 6.75% 12/1/21	75,000	82,249
SBA Tower Trust 144A
2.24% 4/16/18#	55,000	54,224
SES 144A 3.60% 4/4/23#	235,000	220,356
Sprint
144A 7.125% 6/15/24#	185,000	188,238
144A 7.25% 9/15/21#	40,000	43,100
144A 7.875% 9/15/23#	30,000	32,325
Sprint Capital 6.90% 5/1/19	80,000	87,800
Sprint Nextel 6.00% 12/1/16	30,000	32,813
Telefonica Emisiones
4.57% 4/27/23	150,000	148,191
6.421% 6/20/16	80,000	89,348
Telemar Norte Leste 144A
5.50% 10/23/20#	200,000	191,000
Telesat Canada 144A
6.00% 5/15/17#	40,000	41,750
T-Mobile USA 6.125% 1/15/22	80,000	81,600
Verizon Communications
5.15% 9/15/23	335,000	360,378
6.40% 9/15/33	95,000	109,583
Virgin Media Secured Finance
6.50% 1/15/18	200,000	207,750
Windstream
7.50% 4/1/23	25,000	25,250
7.75% 10/1/21	50,000	53,250
Zayo Group 10.125% 7/1/20	95,000	109,963
		4,560,277
Transportation - 0.63%
Air Medical Group Holdings
9.25% 11/1/18	49,000	53,165
Brambles USA 144A 3.95% 4/1/15#	50,000	51,719
Burlington Northern Santa Fe
5.15% 9/1/43	180,000	183,552
DP World 144A 6.85% 7/2/37#	100,000	98,750
DP World Sukuk 144A 6.25% 7/2/17#	100,000	110,250
ERAC USA Finance 144A
5.25% 10/1/20#	220,000	242,234
Norfolk Southern
3.85% 1/15/24	20,000	19,686
4.80% 8/15/43	65,000	63,196
United Parcel Service 5.125% 4/1/19	145,000	165,115
		987,667
Utilities - 3.54%
AES
4.875% 5/15/23	70,000	65,800
7.375% 7/1/21	33,000	37,373
8.00% 6/1/20	31,000	36,425
AES Gener 144A
8.375% 12/18/73#•	200,000	209,000
Ameren Illinois 9.75% 11/15/18	235,000	310,811
American Transmission Systems 144A
5.25% 1/15/22#	205,000	216,245
American Water Capital
3.85% 3/1/24	130,000	128,699
Calpine 144A 6.00% 1/15/22#	125,000	128,750

16 NQ-444 [12/13] 2/14 (12141)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
CenterPoint Energy 5.95% 2/1/17	125,000	$140,258
Cleveland Electric Illuminating
5.50% 8/15/24	80,000	86,474
CMS Energy 6.25% 2/1/20	95,000	109,972
ComEd Financing III 6.35% 3/15/33	90,000	88,200
Electricite de France 144A
5.25% 1/29/49#•	210,000	209,218
Enel 144A 8.75% 9/24/73#•	200,000	218,223
Entergy Louisiana 4.05% 9/1/23	215,000	218,766
Exelon Generation 4.25% 6/15/22	220,000	211,216
FPL Group Capital
6.35% 10/1/66•	230,000	230,143
6.65% 6/15/67•	5,000	5,104
GenOn Americas Generation
8.50% 10/1/21	100,000	105,750
GenOn Energy 9.875% 10/15/20	40,000	44,600
Great Plains Energy
4.85% 6/1/21	65,000	68,593
5.292% 6/15/22ϕ	190,000	204,196
Integrys Energy Group
6.11% 12/1/66•	145,000	145,821
Ipalco Enterprises 5.00% 5/1/18	55,000	57,888
LG&E & KU Energy
3.75% 11/15/20	100,000	101,323
4.375% 10/1/21	165,000	169,956
MidAmerican Energy Holdings 144A
3.75% 11/15/23#	125,000	122,160
Narragansett Electric 144A
4.17% 12/10/42#	55,000	48,285
National Rural Utilities Cooperative
Finance 4.75% 4/30/43•	115,000	107,381
NextEra Energy Capital Holdings
3.625% 6/15/23	50,000	46,990
Nisource Finance
5.80% 2/1/42	60,000	62,625
6.125% 3/1/22	180,000	199,902
NRG Energy 7.875% 5/15/21	40,000	44,500
NV Energy 6.25% 11/15/20	160,000	186,323
Pennsylvania Electric 5.20% 4/1/20	110,000	117,972
PPL Capital Funding 6.70% 3/30/67•	75,000	75,805
Public Service of New Hampshire
3.50% 11/1/23	70,000	68,680
Public Service Oklahoma
5.15% 12/1/19	310,000	343,879
Puget Energy 6.00% 9/1/21	45,000	50,401
Puget Sound Energy 6.974% 6/1/67•	176,000	181,207
SCANA 4.125% 2/1/22	115,000	111,869
Wisconsin Energy 6.25% 5/15/67•	200,000	206,406
		5,523,189
Total Corporate Bonds
(cost $50,568,895)		51,072,208

Municipal Bonds - 0.45%
California Statewide Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	35,000	34,451
Fairfax County, Virginia
Series B 5.00% 4/1/24	40,000	47,342
Georgia State
Series D 5.00% 2/1/23	60,000	71,367
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue (Asset-Backed
Senior Notes) Series A-1
5.125% 6/1/47	80,000	54,418
5.75% 6/1/47	90,000	66,887
Maryland Local Facilities
2nd Series A 5.00% 8/1/21	45,000	53,549
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	15,000	15,113
Series AA 5.00% 6/15/44	50,000	50,111
New York City Transitional Finance
Authority (New York City Recovery)
Series 13 5.00% 11/1/22	45,000	52,582
New York City Water & Sewer System
(Second Generation) Series BB
5.00% 6/15/47	30,000	30,710
New York City, New York
Series I 5.00% 8/1/22	35,000	40,039
New York State Thruway Authority
Series A 5.00% 5/1/19	45,000	51,748
North Carolina
Series C 5.00% 5/1/22	45,000	53,566
Prince George’s County, Maryland
Consolidated Public Improvement
Series A 5.00% 3/1/22	20,000	23,771
Texas A&M University Series D
5.00% 5/15/22	10,000	11,795
5.00% 5/15/23	10,000	11,762
Texas Private Activity Bond Surface
Transportation Senior Lien Revenue
Bond
6.75% 6/30/43 (AMT)	35,000	36,691
Total Municipal Bonds
(cost $709,866)		705,902

Non-Agency Asset-Backed Securities - 0.72%
Ally Master Owner Trust
Series 2011-1 A1
1.037% 1/15/16•	100,000	100,025
Series 2013-2 A 0.617% 4/15/18•	105,000	104,782
Appalachian Consumer Rate Relief
Funding
Series 2013-1 A1 2.008% 2/1/24	100,000	98,820

(continues) NQ-444 [12/13] 2/14 (12141) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car Funding
AESOP
Series 2011-2A A 144A
2.37% 11/20/14#		100,000	$101,127
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18#		95,974	95,923
Capital One Multi-Asset Execution
Trust
Series 2007-A7 A7 5.75% 7/15/20		150,000	172,337
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43#		89,540	88,838
GreatAmerica Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18#		100,000	99,097
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.567% 10/15/15#•		170,000	172,178
Trinity Rail Leasing
Series 2012-1A A1 144A
2.266% 1/15/43#		89,502	87,919
Total Non-Agency Asset-Backed
Securities
(cost $1,123,260)			1,121,046

Non-Agency Collateralized Mortgage Obligations - 0.11%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		2,873	2,974
Series 2005-6 7A1 5.50% 7/25/20		2,091	2,136
ChaseFlex Trust
Series 2006-1 A4 5.31% 6/25/36•		100,000	85,569
Structured Asset Securities
Corporation Mortgage
Pass-Through
Series 2004-20 2A1 5.50%
11/25/34t		43,148	43,564
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		22,141	21,816
Series 2006-AR5 2A1
2.641% 4/25/36•		14,831	13,668
Total Non-Agency Collateralized
Mortgage Obligations
(cost $127,186)			169,727

Regional Bond - 0.01%Δ
Australia - 0.01%
Victoria Treasury 5.50% 12/17/24	AUD	9,000	8,556
Total Regional Bond (cost $9,083)			8,556

Senior Secured Loans - 6.23%«
Activision Blizzard Tranche B 1st Lien
3.25% 9/12/20		259,575	261,590
Allegion U.S. Holding Tranche B
3.00% 12/26/20		265,000	265,994
ARAMARK Tranche D 4.00% 9/30/19		125,000	125,754
Avis Budget Car Rental Tranche B 1st
Lien 3.00% 3/15/19		94,288	94,311
Azure Midstream Tranche B
6.50% 10/21/18		150,000	151,406
BJ’s Wholesale Club Tranche B 1st
Lien 4.50% 9/26/19		244,686	246,499
Burlington Coat Factory Warehouse
Tranche B2 4.00% 2/23/17		239,158	242,147
Calpine Construction Finance Tranche
B 3.00% 5/1/20		288,550	286,891
Chrysler Group Tranche B
4.25% 5/24/17		14,885	14,988
Clear Channel Communications
Tranche B 3.65% 1/29/16		425,000	412,834
Community Health Systems
3.50% 1/25/17		165,000	166,444
DaVita Tranche B 4.50% 10/20/16		68,759	69,075
Delta Air Lines Tranche B 1st Lien
3.50% 4/20/17		78,171	78,871
Drillships Financing Holding Tranche
B1 6.00% 2/17/21		84,788	86,854
Emdeon 1st Lien 3.75% 11/2/18		133,271	133,799
First Data 1st Lien 4.00% 4/5/17		292,556	293,493
Gray Television 4.50% 10/11/19		25,784	25,945
HCA 2.75% 3/31/17		238,403	238,868
HCA Tranche B4 2.75% 5/1/18		314,213	314,887
Hilton Worldwide Finance Tranche B2
4.00% 9/23/20		540,000	544,950
Houghton International 1st Lien
4.00% 12/10/19		351,450	352,768
Huntsman International Tranche B
3.50% 10/11/20		350,000	351,313
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18		88,425	89,155
Immucor Tranche B2 5.00% 8/19/18		294,603	296,567
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19		273,448	276,182
KIK Custom Products 1st Lien
5.50% 5/23/19		750,000	740,118
Landry’s Tranche B 4.75% 4/24/18		86,613	87,306
Level 3 Financing Tranche B
4.00% 1/15/20		125,000	126,063
Moxie Liberty Tranche B
7.50% 8/21/20		10,000	10,225
MultiPlan Tranche B 4.00% 8/18/17		31,179	31,448
Neiman Marcus Group
5.00% 10/18/20		310,000	314,346
Novelis Tranche B 3.75% 3/10/17		93,042	93,565

18 NQ-444 [12/13] 2/14 (12141)

		Principal	Value
		Amount°	(U.S. $)
Senior Secured Loans« (continued)
Nuveen Investments 1st Lien
4.00% 5/13/17		115,000	$114,630
Nuveen Investments 2nd Lien
6.50% 2/28/19		470,000	466,035
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19		219,725	220,342
PQ Tranche B 4.50% 8/7/17		64,350	64,943
Remy International Tranche B 1st Lien
4.25% 3/5/20		61,557	62,019
Samson Investment 2nd Lien
5.00% 9/25/18		120,000	120,600
Scientific Games International
4.25% 5/22/20		145,000	145,438
Sensus U.S.A. 2nd Lien
8.50% 4/13/18		85,000	84,788
Smart & Final Tranche B 1st Lien
4.50% 11/15/19		45,540	45,580
Sprouts Farmers Markets Holdings
4.00% 4/12/20		110,433	110,847
Truven Health Analytics Tranche B
4.50% 5/23/19		19,751	19,803
Univision Communications Tranche C1
1st Lien 4.50% 2/22/20		185,114	186,403
Univision Communications Tranche C2
4.50% 2/6/20		138,950	139,992
USI Insurance Services Tranche B
5.00% 12/14/19		89,325	89,827
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20		124,063	125,032
Visant 5.25% 12/22/16		64,241	63,539
Wide Open West Finance
4.75% 3/27/19		431,738	434,411
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		403,276	404,140
Total Senior Secured Loans
(cost $9,643,840)			9,723,025

Sovereign Bonds - 0.91%Δ
Argentina - 0.06%
Argentine Republic Government
International Bond
8.28% 12/31/33		130,158	98,920
			98,920
Brazil - 0.07%
Brazil Notas do Tesouro Nacional
Series F Series F 10.00% 1/1/17	BRL	277,000	105,314
			105,314
Gabon - 0.13%
Gabonese Republic 144A
6.375% 12/12/24#		200,000	201,500
			201,500
Germany - 0.14%
Deutschland Republic 1.50% 2/15/23	EUR	159,200	212,523
			212,523
Hungary - 0.05%
Hungary Government International
Bond 5.75% 11/22/23		80,000	80,800
			80,800
Iceland - 0.06%
Republic of Iceland 144A
5.875% 5/11/22#		100,000	102,167
			102,167
Indonesia - 0.14%
Perusahaan Penerbit Indonesia 144A
6.125% 3/15/19#		200,000	214,250
			214,250
Mexico - 0.02%
Mexican Bonos 6.50% 6/10/21	MXN	370,900	29,295
			29,295
Nigeria - 0.03%
Nigeria Government Bond
15.10% 4/27/17	NGN	7,510,000	49,549
			49,549
Norway - 0.04%
Norway Government Bond
5.00% 5/15/15	NOK	350,000	60,486
			60,486
Panama - 0.05%
Panama Government International
Bond 8.875% 9/30/27		57,000	76,380
			76,380
Poland - 0.01%
Poland Government Bond
5.75% 10/25/21	PLN	67,000	24,413
			24,413
Republic of Korea - 0.06%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	88,455,765	88,131
			88,131
Sweden - 0.05%
Sweden Government Bond
1.50% 11/13/23	SEK	330,000	46,804
4.25% 3/12/19	SEK	155,000	27,008
			73,812
Total Sovereign Bonds
(cost $1,444,036)			1,417,540

(continues) NQ-444 [12/13] 2/14 (12141) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Supranational Bank - 0.01%«
International Bank for Reconstruction
& Development 2.835% 9/24/18•	AUD	18,000	$16,078
Total Supranational Bank
(cost $16,905)			16,078

U.S. Treasury Obligations - 0.34%
U.S. Treasury Bonds
2.875% 5/15/43		205,000	166,194
3.625% 8/15/43		50,000	47,230
U.S. Treasury Notes
1.25% 11/30/18		45,000	44,040
2.75% 11/15/23∞		275,000	269,049
Total U.S. Treasury Obligations
(cost $535,651)			526,513

		Number of
		Shares
Preferred Stock - 0.37%
Alabama Power 5.625%		2,305	52,669
Integrys Energy Group 6.00%•		3,500	83,825
National Retail Properties 5.70%		2,120	40,280
Public Storage 5.20%		2,050	38,643
U.S. Bancorp 3.50%•		400	293,604
Wells Fargo 5.20%		3,165	63,553
Total Preferred Stock (cost $609,002)			572,574

Warrant - 0.01%
Kinder Morgan CW17 exercise price
$40.00 expiration date 5/25/17
strike price $40.00, expiration date
5/25/17†		2,994	12,156
Total Warrant (cost $5,359)			12,156

		Number of	Value
		Contracts	(U.S. $)
Option Purchased - 0.00%
Currency Call Option - 0.00%
USD vs TRY strike price TRY 200,
expiration date 3/12/14		344,300	479
Total Option Purchased (cost $1,777)			479

		Principal
		Amount°
Short-Term Investments - 11.42%
Discounted Commercial Paper - 0.16%
Coca-Cola 0.21% 2/4/14		250,000	249,985
			249,985
Repurchase Agreements - 2.76%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $2,950,982 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $3,010,003)		2,950,982	2,950,982
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $1,351,875 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $1,378,912)		1,351,875	1,351,875
			4,302,857
U.S. Treasury Obligations - 8.50%≠
U.S. Treasury Bills
0.001% 1/2/14		961,165	961,165
0.001% 1/16/14		4,345,711	4,345,698
0.001% 1/30/14		1,472,451	1,472,436
0.033% 1/23/14		1,834,107	1,834,095
0.065% 4/24/14		3,427,971	3,427,371
0.093% 11/13/14		1,227,042	1,226,009
			13,266,774
Total Short-Term Investments
(cost $17,819,615)			17,819,616

Total Value of Securities - 107.50%
(cost $147,608,679)			167,725,173
Liabilities Net of Receivables and
Other Assets - (7.50%)			(11,707,963)
Net Assets - 100.00%			$156,017,210
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $18,865,848, which represents 12.09% of the Fund’s net assets. See Note 6 in “Notes.”
@	Illiquid security. At Dec. 31, 2013,the aggregate value of illiquid securities was $997,509, which represents 0.64% of the Fund’s net assets. See Note 6 in “Notes.”
t	PassThroughAgreement. Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $152,925, which represents 0.10% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.

20 NQ-444 [12/13] 2/14 (12141)

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2013
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Dec. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	66,917	USD	(62,926)	1/10/14	$60
BAML	EUR	(158,074)	USD	217,497	1/10/14	37
BAML	GBP	159,275	USD	(260,986)	1/10/14	2,773
BAML	NZD	37,965	USD	(31,059)	1/10/14	146
BAML	PHP	3,089,538	USD	(70,002)	1/10/14	(407)
BNP	AUD	(218,966)	USD	194,135	1/10/14	(1,248)
CITI	PLN	(37,799)	USD	12,181	1/10/14	(314)
DB	EUR	(284,541)	USD	385,208	1/10/14	(6,234)
GSC	GBP	(27,115)	USD	44,423	1/10/14	(480)
HSBC	BRL	56,328	USD	(23,882)	1/10/14	(99)
TD	JPY	(16,791,429)	USD	163,469	1/10/14	4,036
UBS	CAD	(214,284)	USD	201,518	1/10/14	(177)
UBS	MXN	909,535	USD	(70,002)	1/10/14	(382)
						$(2,289)

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(14) U.S. Treasury Long Bonds	$(1,821,179)	$(1,796,374)	3/21/14	$24,805
(35) U.S. Treasury 5 yr Notes	(4,188,963)	(4,175,937)	4/1/14	13,026
(69) U.S. Treasury 10 yr Notes	(8,623,749)	(8,490,234)	3/21/14	133,515
	$(14,633,891)			$171,346

Swap Contracts
CDS Contracts2

	Swap		Annual		Unrealized
	Referenced		Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	(Depreciation)
Protection
Purchased:
DB	CDX.EM.20	$235,000	5.00%	12/20/18	$1,402

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes .”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

(continues) NQ-444 [12/13] 2/14 (12141) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund

Summary of abbreviations:
ADR - American Depositary Receipt
AMT - Subject to Alternative Minimum Tax
AUD - Australian Dollars
BAML - Bank of America Merrill Lynch
BNP - Banque Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX.EM - Credit Default Swap Index Emerging Markets
CITI - Citigroup Global Markets
CVA - Dutch Certificate
DB - Deutsche Bank
EM - Emerging Markets
EUR - European Monetary Unit
GBP - British Pound Sterling
GDR - Global Depositary Receipt
GNMA - Government National Mortgage Association collateral
GSC - Goldman Sachs Capital
HSBC - Hong Kong Shanghai Bank
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
MSC - Morgan Stanley Capital
MXN - Mexican Peso
NCUA - National Credit Union Administration
NGN - Nigeria Naira
NOK - Norwegian Krone
NVDR - Non-Voting Depositary Receipt
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
TBA - To be announced
TRY - Turkish Lira
TD - Toronto Dominion Bank
UBS - Union Bank of Switzerland
USD - United States Dollar
yr - Year

22 NQ-444 [12/13] 2/14 (12141)

Notes

Delaware Foundation® Conservative Allocation Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the

NQ-444 [12/13] 2/14 (12141) 23

ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. The Fund paid foreign capital gains taxes on certain foreign securities held as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$75,190,489
Aggregate unrealized appreciation	$27,045,173
Aggregate unrealized depreciation	(3,051,891)
Net unrealized appreciation	$23,993,282

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage-
Backed Securities	$—	$18,958,672	$18,958,672
Corporate Debt	—	53,645,212	53,645,212
Foreign Debt	—	1,442,174	1,442,174
Municipal Bonds	—	705,902	705,902
Senior Secured Loans	—	9,723,025	9,723,025
Common Stock
Consumer Discretionary	5,459,560	2,173,239	7,632,799
Consumer Staples	5,397,235	1,327,867	6,725,102
Energy	5,108,881	671,861	5,780,742
Financials	8,255,777	2,061,958	10,317,735
Healthcare	6,248,916	1,432,133	7,681,049
Industrials	4,556,584	1,739,133	6,295,717
Information Technology	10,107,845	712,234	10,820,079
Materials	3,174,109	328,370	3,502,479
Telecommunication Services	3,150,494	501,623	3,652,117
Utilities	741,246	41,984	783,230
Convertible Preferred Stock[1]	316,577	423,604	740,181
Exchange-Traded Funds	387,620	—	387,620

24 NQ-444 [12/13] 2/14 (12141)

Notes

Delaware Foundation® Conservative Allocation Fund

2. Investments (continued)

	Level 1	Level 2	Total
Preferred Stock	572,574	—	572,574
Warrant	12,156	—	12,156
U.S. Treasury Obligations	—	526,513	526,513
Short-Term Investments	—	17,819,616	17,819,616
Options Purchased	—	479	479
Total	$53,489,574	$114,235,599	$167,725,173
Foreign Currency Exchange Contracts	$—	$(2,289)	$(2,289)
Futures Contracts	171,346	—	171,346
Swap Contracts	—	1,402	1,402

1Security type is valued across multiple levels. The amount attributed to Level 1 and Level 2 investments represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Total
Convertible Preferred Stock	43%	57%	100%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Dec. 31, 2013, the Fund had the following unfunded loan commitments:

Borrower
Community Health Systems	$90,000
Patheon	105,000

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received

NQ-444 [12/13] 2/14 (12141) 25

from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Dec. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Dec. 31, 2013, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is (1) mitigated by having a netting arrangement between the Fund and the counterparty and by (2) trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent,

26 NQ-444 [12/13] 2/14 (12141)

Notes

Delaware Foundation® Conservative Allocation Fund

5. Securities Lending (continued)
realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Dec. 31, 2013, the Fund had no securities out on loan.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-444 [12/13] 2/14 (12141) 27

Schedule of investments

Delaware Foundation® Growth Allocation Fund
December 31, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock - 80.62%
U.S. Markets - 43.42%
Consumer Discretionary - 4.90%
AFC Enterprises†	1,140	$43,890
BorgWarner	660	36,901
Buffalo Wild Wings†	255	37,536
Carnival	9,500	381,615
CEC Entertainment	285	12,620
Cheesecake Factory	665	32,100
Cinemark Holdings	690	22,998
Comcast Special Class	3,100	154,628
DSW Class A	1,690	72,214
Express†	1,320	24,644
Ford Motor	5,980	92,271
Francesca’s Holdings†	1,785	32,862
G-III Apparel Group†	875	64,566
Hilton Worldwide Holdings†	475	10,569
Iconix Brand Group†	1,205	47,839
Jack in the Box†	860	43,017
Johnson Controls	7,500	384,750
L Brands	7,200	445,320
Liberty Interactive Class A†	21,850	641,298
Lowe’s	8,000	396,400
Macy’s	1,890	100,926
Madden (Steven)†	1,582	57,885
McDonald’s	1,190	115,466
National CineMedia	1,415	28,243
NIKE Class B	3,850	302,764
Nordstrom	1,410	87,138
Perry Ellis International†	1,365	21,553
priceline.com†	465	540,516
Regal Entertainment Group Class A	2,030	39,484
Sally Beauty Holdings†	5,675	171,555
Shutterfly†	690	35,142
Starbucks	1,430	112,098
Target	1,000	63,270
Tenneco†	935	52,893
Viacom Class B	520	45,417
		4,752,388
Consumer Staples - 3.21%
Archer-Daniels-Midland	10,400	451,360
Avon Products	5,800	99,876
Casey’s General Stores	650	45,663
Coca-Cola	1,010	41,723
CVS Caremark	7,380	528,187
General Mills	1,880	93,831
J&J Snack Foods	365	32,335
Kimberly-Clark	970	101,326
Kraft Foods Group	7,233	390,003
Mondelez International	11,100	391,830
PepsiCo	1,880	155,927
Procter & Gamble	2,380	193,756
Susser Holdings†	900	58,941
Walgreen	9,275	532,756
		3,117,514
Energy - 4.25%
Bonanza Creek Energy†	680	29,560
Bristow Group	280	21,017
C&J Energy Services†	925	21,368
Carrizo Oil & Gas†	745	33,354
Chevron	4,830	603,315
ConocoPhillips	5,500	388,575
Diamondback Energy†	355	18,765
EOG Resources	4,190	703,250
Exxon Mobil	1,810	183,172
Halliburton	7,600	385,700
Jones Energy Class A†	915	13,249
Kinder Morgan	13,844	498,384
Kodiak Oil & Gas†	2,545	28,529
Marathon Oil	12,880	454,664
National Oilwell Varco	800	63,624
Occidental Petroleum	4,530	430,803
Pioneer Energy Services†	2,895	23,189
RigNet†	955	45,773
Rosetta Resources†	535	25,701
Schlumberger	1,690	152,286
		4,124,278
Financials - 8.19%
AFLAC	1,580	105,544
Allstate	7,300	398,142
American Equity Investment Life Holding	2,125	56,058
American Tower	920	73,434
Ameriprise Financial	570	65,579
AMERISAFE	570	24,077
Apartment Investment & Management	1,350	34,979
AvalonBay Communities	925	109,363
Bank of New York Mellon	11,400	398,316
BBCN Bancorp	1,985	32,931
BlackRock	350	110,765
Boston Properties	800	80,296
Brandywine Realty Trust	3,675	51,781
BRE Properties	500	27,355
Bryn Mawr Bank	350	10,563
Camden Property Trust	625	35,550
Capital Bank Financial†	1,425	32,419
Capital One Financial	1,540	117,979
Cardinal Financial	1,935	34,830
CBL & Associates Properties	1,550	27,838
Citigroup	2,270	118,290
City Holding	760	35,211
CME Group	3,600	282,456
Cousins Properties	3,200	32,960
DCT Industrial Trust	8,280	59,036

(continues) NQ-452 [12/13] 2/14 (12137) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	4,500	$69,165
Douglas Emmett	2,300	53,567
Duke Realty	3,775	56,776
DuPont Fabros Technology	1,430	35,335
EastGroup Properties	320	18,538
EPR Properties	1,465	72,019
Equity Lifestyle Properties	600	21,738
Equity One	1,200	26,928
Equity Residential	2,325	120,598
Essent Group†	120	2,887
Essex Property Trust	275	39,465
Evercore Partners Class A	585	34,971
Extra Space Storage	675	28,438
Federal Realty Investment Trust	250	25,353
Fidelity & Guaranty Life†	765	14,489
First Industrial Realty Trust	2,925	51,041
First Potomac Realty Trust	1,650	19,190
Flushing Financial	1,670	34,569
General Growth Properties	4,850	97,340
Greenhill & Co	455	26,363
HCP	1,350	49,032
Health Care REIT	400	21,428
Healthcare Realty Trust	875	18,646
Healthcare Trust of America Class A	2,500	24,600
Highwoods Properties	950	34,362
Host Hotels & Resorts	9,705	188,665
Independent Bank@	855	33,507
IntercontinentalExchange Group	2,250	506,070
JPMorgan Chase	3,900	228,072
Kilroy Realty	800	40,144
Kimco Realty	2,800	55,300
Kite Realty Group Trust	3,985	26,181
LaSalle Hotel Properties	2,200	67,892
Lexington Realty Trust	2,800	28,588
Liberty Property Trust	650	22,016
LTC Properties	500	17,695
Macerich	950	55,946
Maiden Holdings	2,705	29,566
Marsh & McLennan	8,000	386,880
National Retail Properties	2,080	63,086
Park National	415	35,304
Pebblebrook Hotel Trust	975	29,991
Post Properties	550	24,877
Primerica	935	40,121
Progressive	13,175	359,282
ProLogis	4,150	153,343
Prosperity Bancshares	705	44,690
Prudential Financial	690	63,632
PS Business Parks	375	28,658
Public Storage	700	105,364
Ramco-Gershenson Properties Trust	3,510	55,247
Regency Centers	1,125	52,088
RLJ Lodging Trust	1,275	31,008
Sabra Health Care REIT	800	20,912
Simon Property Group	2,000	304,320
SL Green Realty	975	90,071
Sovran Self Storage	480	31,282
Spirit Realty Capital	3,500	34,405
State Street	1,060	77,793
Sterling Bancorp	2,295	30,684
Stifel Financial†	780	37,378
Strategic Hotels & Resorts†	3,825	36,146
Summit Hotel Properties	1,000	9,000
Sunstone Hotel Investors	2,675	35,845
Susquehanna Bancshares	3,215	41,281
Tanger Factory Outlet Centers	1,275	40,826
Taubman Centers	475	30,362
Texas Capital Bancshares†	415	25,813
Travelers	5,490	497,065
UDR	825	19,264
United Fire Group	780	22,355
Ventas	1,550	88,784
Vornado Realty Trust	1,300	115,427
Webster Financial	1,380	43,028
Wells Fargo	3,560	161,624
Western Alliance Bancorp†	1,240	29,586
		7,949,054
Healthcare - 5.89%
AbbVie	2,510	132,553
Acorda Therapeutics†	1,045	30,514
Air Methods†	1,150	67,080
Align Technology†	945	54,007
Alkermes†	1,120	45,539
Allergan	4,575	508,191
Auxilium Pharmaceuticals†	1,590	32,977
Baxter International	5,700	396,435
Cardinal Health	5,800	387,498
Celgene†	4,755	803,405
Cepheid†	715	33,405
Conmed	945	40,163
Cross Country Healthcare†	2,325	23,204
CryoLife	2,300	25,507
Express Scripts†	1,740	122,218
Gilead Sciences†	2,260	169,839
Haemonetics†	840	35,389
InterMune†	2,135	31,449
Johnson & Johnson	4,450	407,576
Medicines†	610	23,558
Merck	10,610	531,031
Merit Medical Systems†	1,318	20,745
Perrigo	1,755	269,322
Pfizer	18,778	575,170
Prestige Brands Holdings†	1,145	40,991

2 NQ-452 [12/13] 2/14 (12137)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Quest Diagnostics	7,100	$380,134
Quidel†	1,280	39,539
Spectrum Pharmaceuticals†	2,370	20,975
Thermo Fisher Scientific	1,120	124,712
UnitedHealth Group	1,720	129,516
Vertex Pharmaceuticals†	920	68,356
WellCare Health Plans†	485	34,154
West Pharmaceutical Services	1,115	54,702
Zoetis	1,660	54,265
		5,714,119
Industrials - 3.42%
AAON	1,937	61,887
Acuity Brands	540	59,033
Applied Industrial Technologies	900	44,181
Barnes Group	1,200	45,972
Caterpillar	340	30,875
Chart Industries†	70	6,695
Columbus McKinnon†	1,415	38,403
Cummins	370	52,159
Deere	450	41,099
Eaton	960	73,075
ESCO Technologies	650	22,269
Esterline Technologies†	205	20,902
FedEx	670	96,326
FTI Consulting†	995	40,934
General Electric	6,910	193,687
Granite Construction	1,015	35,505
Honeywell International	1,420	129,745
Hunt (J.B.) Transport Services	730	56,429
Kadant	1,020	41,330
KEYW Holding†	2,935	39,446
Kforce	2,235	45,728
Lockheed Martin	580	86,223
McGrath RentCorp	650	25,870
MYR Group†	1,260	31,601
Nielsen Holdings	1,340	61,493
Northrop Grumman	3,500	401,135
Raytheon	4,300	390,010
Republic Services	1,760	58,432
Roadrunner Transportation Systems†	1,295	34,900
Rockwell Collins	390	28,829
Tetra Tech†	1,080	30,218
Towers Watson Class A	290	37,007
Triumph Group	920	69,984
Union Pacific	740	124,320
United Stationers	1,070	49,102
United Technologies	1,360	154,768
URS	1,170	61,998
US Ecology	955	35,516
WageWorks†	550	32,692
Waste Management	8,800	394,856
XPO Logistics†	1,525	40,092
		3,324,726
Information Technology - 10.14%
Accelrys†	3,090	29,479
Accenture Class A	1,300	106,886
Adobe Systems†	8,485	508,082
Amkor Technology†	5,040	30,895
Anixter International	440	39,530
Apple	900	504,999
Applied Micro Circuits†	2,460	32,915
Brightcove†	2,655	37,542
Broadcom Class A	13,500	400,275
ChannelAdvisor†	665	27,737
Cisco Systems	20,630	463,144
eBay†	7,125	391,091
EMC	4,730	118,960
EPAM Systems†	730	25,506
ExlService Holdings†	550	15,191
Facebook Class A†	1,420	77,617
FARO Technologies†	660	38,478
Google Class A†	690	773,290
Intel	18,880	490,125
International Business Machines	500	93,785
InterXion Holding†	1,125	26,561
Intuit	5,275	402,588
j2 Global	825	41,258
MasterCard Class A	940	785,332
Microsoft	17,050	638,182
Motorola Solutions	5,771	389,543
NETGEAR†	910	29,975
Plantronics	605	28,102
Proofpoint†	1,555	51,579
QUALCOMM	10,100	749,925
Rally Software Development†	500	9,725
Rocket Fuel†	670	41,198
Rofin-Sinar Technologies†	1,110	29,992
Salesforce.com†	1,140	62,917
SciQuest†	1,015	28,907
Semtech†	1,490	37,667
SS&C Technologies Holdings†	800	35,408
Synaptics†	940	48,701
TeleTech Holdings†	1,545	36,987
Teradata†	5,000	227,450
Texas Instruments	1,510	66,304
Trulia†	945	33,330
VeriFone Systems†	3,975	106,610
VeriSign†	5,100	304,878
Visa Class A	3,500	779,380

(continues) NQ-452 [12/13] 2/14 (12137) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Xerox	32,800	$399,176
Yahoo†	6,200	250,728
		9,847,930
Materials - 1.07%
Axiall	810	38,426
Boise Cascade†	1,180	34,786
Cabot	590	30,326
Chemtura†	1,690	47,185
duPont (E.I.) deNemours	7,450	484,027
Eastman Chemical	1,080	87,156
Huntsman	1,970	48,462
Innophos Holdings	485	23,571
International Paper	930	45,598
Kaiser Aluminum	440	30,906
Materion	880	27,148
MeadWestvaco	1,330	49,117
Neenah Paper	660	28,228
Stepan	360	23,627
Taminco†	1,565	31,629
US Silica Holdings	355	12,109
		1,042,301
Telecommunication Services - 1.63%
AT&T	15,520	545,683
Atlantic Tele-Network	415	23,477
Crown Castle International†	8,125	596,619
inContact†	3,595	28,077
Verizon Communications	7,900	388,206
		1,582,062
Utilities - 0.72%
Cleco	775	36,131
Edison International	9,160	424,108
MDU Resources Group	2,120	64,766
NorthWestern	585	25,342
OGE Energy	1,890	64,071
Sempra Energy	660	59,242
UIL Holdings	555	21,506
		695,166
Total U.S. Markets (cost $25,297,520)		42,149,538
Developed Markets - 26.48%§
Consumer Discretionary - 4.10%
Adidas	935	119,229
Bayerische Motoren Werke	2,623	308,026
Benesse Holdings	1,700	68,287
Cie Financiere Richemont Class A	795	79,414
Citizen Holdings	8,700	73,392
Denso	1,700	89,796
Don Quijote	1,900	115,162
Hennes & Mauritz Class B	1,450	66,789
Honda Motor	2,900	119,687
Inditex	750	123,607
Kering	958	202,499
LVMH Moet Hennessy Louis Vuitton	380	69,319
NHK Spring	5,800	65,523
Nitori Holdings	3,671	347,510
Publicis Groupe	5,105	467,096
Shimamura	700	65,606
Shimano	800	68,670
Techtronic Industries	66,500	188,667
Toyota Motor	13,686	834,386
USS	5,100	69,944
WPP	3,900	89,131
Yue Yuen Industrial Holdings	103,500	345,694
		3,977,434
Consumer Staples - 3.57%
Anheuser-Busch InBev	1,290	137,110
Aryzta†	9,552	733,870
British American Tobacco	3,680	197,338
Carlsberg Class B	4,460	493,539
Compass Group	7,100	113,820
Danone	760	54,702
Diageo	4,750	157,330
Heineken	1,140	76,972
Kao	2,700	84,989
Koninklijke Ahold	3,600	64,630
L’Oreal	665	116,825
Nestle	3,325	243,676
Reckitt Benckiser Group	1,660	131,766
SABMiller	1,130	58,032
Tesco	48,155	266,642
Unicharm	1,100	62,755
Unilever	1,785	73,371
Unilever CVA	2,325	93,636
Uni-President China Holdings@	126,000	128,366
Wesfarmers	1,530	60,165
Woolworths	3,700	111,831
		3,461,365
Energy - 1.46%
AMEC	3,800	68,470
BG Group	4,695	100,886
CGG†	2,840	49,150
Lundin Petroleum†	2,900	56,442
Saipem	16,497	353,789
Subsea 7	16,996	325,898
Total	5,408	331,294
Transocean	2,700	133,434
		1,419,363
Financials - 4.04%
AEON Financial Service	1,900	50,942
AIA Group	15,000	75,248
AXA	17,938	498,728

4 NQ-452 [12/13] 2/14 (12137)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Baloise Holding	545	$69,491
Banco Bilbao Vizcaya Argentaria	5,600	68,935
Bank Leumi Le-Israel BM†	17,900	73,114
Commonwealth Bank of Australia	1,540	106,980
Credit Agricole†	5,300	67,845
Daito Trust Construction	800	74,780
Intesa Sanpaolo	35,000	86,090
Lloyds Banking Group†	106,000	138,471
Man Group	47,700	67,147
Mitsubishi UFJ Financial Group	73,414	487,355
Nomura Holdings	9,100	70,313
Nordea Bank	35,610	480,175
OCBC Bank	10,000	80,798
Pohjola Bank	2,950	59,150
Prudential	3,900	86,548
QBE Insurance Group	5,380	55,292
SCOR SE	1,715	62,675
Seven Bank	17,800	69,607
Societe Generale	1,200	69,698
Sony Financial Holdings	4,100	74,674
Standard Chartered	18,039	406,292
Tokyu Fudosan Holdings†	6,000	56,397
UBS†	5,575	106,741
UniCredit	51,435	379,418
		3,922,904
Healthcare - 3.79%
Bayer	1,635	229,571
CSL	1,850	113,913
Dainippon Sumitomo Pharma	4,400	68,907
Fresenius	560	86,114
ICON†	1,110	44,855
Meda Class A	3,382	42,955
Miraca Holdings	1,300	61,320
Novartis	8,267	662,558
Novo Nordisk ADR	1,700	314,092
Novo Nordisk Class B	610	111,819
Roche Holding	1,275	357,141
Sanofi	4,308	457,053
Shire	2,130	100,604
Smith & Nephew	6,000	85,554
Stada Arzneimittel	4,755	235,420
Teva Pharmaceutical Industries ADR	17,600	705,408
		3,677,284
Industrials - 4.23%
ABB†	5,680	150,171
Aggreko	2,910	82,361
CNH Industrial†	5,850	66,676
Cobham	14,630	66,508
Deutsche Lufthansa†	3,825	81,077
Deutsche Post	13,801	504,082
East Japan Railway	3,003	239,178
Elbit Systems	1,340	80,942
European Aeronautic Defence & Space	1,700	130,522
IHI	14,000	60,536
ITOCHU	32,873	406,339
Kone Class B	1,660	74,864
Koninklijke Philips Electronics	10,605	388,732
Mitsubishi Electric	9,000	113,154
Rolls-Royce Holdings	6,200	130,915
Sandvik	5,930	83,703
Schindler Holding	485	71,395
Schneider Electric	1,555	135,626
Singapore Airlines	7,000	57,723
Sodexo	820	83,071
Swire Pacific Class A	5,000	58,612
Travis Perkins	2,625	81,381
Vinci	6,655	436,890
Volvo Class B	7,050	92,777
Westjet Airlines	11,426	300,347
Wharf Holdings	8,000	61,178
Yamato Holdings	3,500	70,771
		4,109,531
Information Technology - 1.59%
ASML Holding	1,200	112,323
Avago Technologies	1,770	93,615
CGI Group Class A†	15,046	503,446
Computershare	7,420	75,396
Infineon Technologies	7,200	76,907
SAP	1,330	115,340
Seiko Epson	3,700	99,607
Teleperformance	6,636	404,375
Trend Micro†	1,800	63,069
		1,544,078
Materials - 2.40%
Air Liquide	875	123,744
Alumina†	62,000	61,726
Anglo American ADR	3,200	34,980
AuRico Gold	22,666	83,225
BASF	545	58,170
BHP Billiton Limited	5,400	183,175
Johnson Matthey	1,560	84,739
Lafarge	4,470	334,957
LANXESS	1,025	68,490
Rexam	36,706	322,485
Rio Tinto	7,345	414,733
Shin-Etsu Chemical	1,500	87,721
Syngenta	220	87,708
Syngenta ADR	3,075	245,816
Yamana Gold	15,548	134,086
		2,325,755
Telecommunication Services - 1.03%
BT Group	11,850	74,456

(continues) NQ-452 [12/13] 2/14 (12137) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Telecommunication Services (continued)
KDDI	4,808	$296,204
Nippon Telegraph & Telephone	3,810	205,179
Softbank	1,200	105,286
Telefonica	5,500	89,548
Vodafone Group	43,582	171,057
Ziggo	1,380	63,029
		1,004,759
Utilities - 0.27%
National Grid	10,665	139,179
Red Electrica	1,010	67,389
Shikoku Electric Power†	3,400	50,981
		257,549

Total Developed Markets (cost $19,108,760)		25,700,022
Emerging Markets - 10.72%X
Consumer Discretionary - 0.59%
Arcos Dorados Holdings	8,100	98,172
Grupo Televisa ADR	7,500	226,950
Hyundai Motor	263	59,014
LG Electronics	1,141	73,752
Mahindra & Mahindra	4,011	61,242
Woolworths Holdings	7,950	56,575
		575,705
Consumer Staples - 1.53%
Anadolu Efes Biracilik Ve Malt Sanayii	9,736	105,378
Brasil Foods ADR	8,800	183,656
China Mengniu Dairy	38,000	180,336
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,100	93,807
Cia Cervecerias Unidas ADR	2,300	55,453
Fomento Economico Mexicano ADR	1,175	114,997
Hypermarcas	22,300	166,629
Lotte Chilsung Beverage@	93	134,339
Lotte Confectionery@	62	112,287
Tingyi Cayman Islands Holding	28,245	81,591
Tsingtao Brewery	9,202	77,787
United Spirits	2,296	96,850
Wal-Mart de Mexico Class V	30,815	80,880
		1,483,990
Energy - 1.59%
Cairn India	12,117	63,436
China Petroleum & Chemical	72,000	58,774
CNOOC ADR	400	75,064
Gazprom ADR	15,200	129,960
LUKOIL ADR	2,300	145,176
PetroChina ADR	625	68,588
Petroleo Brasileiro ADR	16,375	225,648
Polski Koncern Naftowy Orlen	4,321	58,708
PTT	9,468	82,318
Reliance Industries GDR 144A#@	11,386	330,649
Rosneft Oil GDR	13,910	105,925
Sasol ADR	1,600	79,120
Tambang Batubara Bukit Asam Persero	50,500	42,424
YPF ADR	2,200	72,512
		1,538,302
Financials - 1.63%
Banco Santander Brasil ADR	12,510	76,311
Bangkok Bank	14,173	77,119
China Construction Bank	114,933	86,707
Etalon Group GDR 144A#=†	6,500	34,450
ICICI Bank ADR	2,600	96,642
Industrial & Commercial Bank of China	223,600	151,097
Itau Unibanco Holding ADR	6,620	89,833
KB Financial Group ADR†	5,493	222,521
Powszechna Kasa Oszczednosci Bank Polski	4,219	54,971
Remgro	3,857	76,412
Samsung Life Insurance	1,050	103,561
Sberbank=	56,095	172,733
Shinhan Financial Group	2,581	115,832
Standard Bank Group	9,815	121,092
UEM Sunrise	146,558	105,499
		1,584,780
Industrials - 0.41%
All America Latina Logistica	8,981	24,942
Empresas ICA SAB de CV ADR†	7,900	66,755
Gol Linhas Aereas Inteligentes ADR†	9,500	43,415
KCC@	522	232,033
Santos Brasil Participacoes	3,800	30,470
		397,615
Information Technology - 1.98%
Baidu ADR†	2,100	373,548
FIH Mobile†	101,000	54,314
Hon Hai Precision Industry	68,973	185,197
LG Display ADR†	6,500	78,910
MediaTek	8,000	118,935
Samsung Electronics	414	539,270
SINA†	1,400	117,950
Sohu.com†	2,100	153,153
Taiwan Semiconductor Manufacturing	40,074	141,723
Taiwan Semiconductor Manufacturing ADR	3,700	64,528
United Microelectronics	153,000	63,341
WNS Holdings ADR†	1,620	35,494
		1,926,363
Materials - 1.02%
Anglo American Platinum†	1,110	41,682

6 NQ-452 [12/13] 2/14 (12137)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Emerging MarketsX (continued)
Materials (continued)
ArcelorMittal South Africa†	6,256	$22,245
Braskem ADR†	5,700	101,745
Cemex ADR†	14,547	172,091
Cemex Latam Holdings†	14,456	110,854
Fibria Celulose ADR†	10,797	126,109
Gerdau@	5,300	33,858
Gerdau ADR	4,100	32,144
Impala Platinum Holdings	2,345	27,496
Siam Cement	3,247	39,605
Siam Cement NVDR	3,000	36,592
Sociedad Quimica y Minera de Chile ADR	1,900	49,172
Ultratech Cement	2,199	62,731
Vale ADR	8,550	130,388
		986,712
Telecommunication Services - 1.97%
America Movil ADR	3,800	88,806
China Mobile	15,768	163,487
China Mobile ADR	2,150	112,424
China Telecom	156,000	78,861
China Unicom Hong Kong ADR	6,619	99,682
Chunghwa Telecom ADR	2,580	79,877
KT ADR†	9,200	136,804
MegaFon GDR	3,700	123,950
Mobile Telesystems ADR	2,800	60,564
MTN Group	4,425	91,546
SK Telecom ADR	16,500	406,230
Telefonica Brasil ADR	3,880	74,574
Tim Participacoes ADR@	9,600	251,904
Turkcell Iletisim Hizmetleri ADR†	4,850	64,748
Vodacom Group	6,315	80,066
		1,913,523
Utilities - 0.00%
Enel OGK-5 GDR†	100	170
		170
Total Emerging Markets
(cost $9,237,554)		10,407,160

Total Common Stock
(cost $53,643,834)		78,256,720

Convertible Preferred Stock - 0.15%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15	325	8,460
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	5	5,308
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration
date 12/31/49#	6	6,968
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16	75	4,066
6.125% exercise price $65.27,
expiration date 4/1/16	75	4,059
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration
date 3/31/14	250	16,664
Halcon Resources 5.75% exercise
price $6.16, expiration date
12/31/49	17	13,498
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49	13	16,221
Huntington Bancshares 8.50%
exercise price $11.95, expiration
date 12/31/49	8	10,120
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	243	14,216
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	450	14,193
SandRidge Energy 8.50% exercise
price $8.01, expiration date
12/31/49	102	10,665
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	20	22,100
Total Convertible Preferred Stock
(cost $137,141)		146,538

Exchange-Traded Funds - 0.55%
iShares MSCI EAFE ETF	300	20,118
iShares MSCI EAFE Growth Index ETF	4,900	350,252
Vanguard FTSE Developed Markets ETF	3,830	159,634
Total Exchange-Traded Funds
(cost $513,910)		530,004

	Principal
	Amount°
Agency Collateralized Mortgage Obligations - 0.31%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	592	678
Series 2003-26 AT 5.00%
11/25/32	10,626	11,080
Series 2003-32 PH 5.50% 3/25/32	318	318
Series 2010-29 PA 4.50%
10/25/38	15,750	16,151
Series 2010-41 PN 4.50% 4/25/40	20,000	21,222
Series 2012-122 SD 5.935%
11/25/42•Σ	94,201	23,522
Series 2012-124 SD 5.985%
11/25/42•Σ	94,624	22,242
Series 2013-38 AI 3.00% 4/25/33Σ	190,373	30,351

(continues) NQ-452 [12/13] 2/14 (12137) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-44 DI 3.00%
5/25/33Σ	105,736	$16,869
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	38,813	42,824
Series 4065 DE 3.00% 6/15/32	5,000	4,690
Series 4148 SA 5.933%
12/15/42•Σ	95,429	22,013
Series 4185 LI 3.00% 3/15/33Σ	95,298	15,261
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	52,666
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90%
10/29/20	20,000	20,659
Total Agency Collateralized
Mortgage Obligations
(cost $304,682)		300,546

Agency Mortgage-Backed Securities - 2.66%
Fannie Mae ARM
2.412% 5/1/43•	12,123	11,856
2.546% 6/1/43•	3,997	3,924
3.293% 9/1/43•	14,927	15,129
Fannie Mae S.F. 15 yr
2.50% 10/1/27	24,698	24,528
2.50% 2/1/28	41,553	41,266
3.00% 8/1/27	1,706	1,744
3.00% 11/1/27	3,562	3,643
3.50% 7/1/26	13,801	14,444
3.50% 12/1/28	3,980	4,168
4.00% 4/1/24	4,859	5,153
4.00% 11/1/25	29,485	31,426
4.50% 4/1/18	1,639	1,745
5.50% 7/1/22	8,241	9,030
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	281,000	277,444
3.00% 2/1/28	366,000	372,648
3.50% 2/1/28	205,000	213,833
Fannie Mae S.F. 20 yr
3.00% 8/1/33	5,880	5,793
3.00% 9/1/33	10,836	10,676
3.50% 4/1/33	1,885	1,919
3.50% 9/1/33	7,865	8,011
5.00% 11/1/23	976	1,059
5.50% 8/1/28	6,884	7,601
5.50% 12/1/29	1,723	1,899
6.00% 9/1/29	8,699	9,710
Fannie Mae S.F. 30 yr
3.00% 7/1/42	24,895	23,661
3.00% 10/1/42	173,089	164,500
3.00% 12/1/42	28,798	27,369
3.00% 4/1/43	93,397	88,770
3.00% 7/1/43	24,596	23,379
Fannie Mae S.F. 30 yr
3.50% 8/1/42	18,665	18,584
3.50% 6/1/43	4,871	4,847
4.00% 11/1/40	5,160	5,316
4.00% 1/1/41	23,826	24,546
4.00% 9/1/41	3,306	3,406
4.00% 3/1/42	20,671	21,294
4.00% 1/1/43	13,037	13,428
4.00% 5/1/43	9,717	10,024
4.50% 7/1/36	4,085	4,329
4.50% 11/1/40	11,727	12,429
4.50% 2/1/41	5,959	6,316
4.50% 3/1/41	25,053	26,554
4.50% 5/1/41	10,820	11,503
4.50% 10/1/41	13,978	14,812
5.00% 2/1/35	9,211	10,032
5.00% 4/1/35	4,589	4,982
5.00% 2/1/36	5,725	6,213
5.50% 2/1/33	10,860	11,964
5.50% 4/1/34	3,813	4,200
5.50% 11/1/34	1,223	1,348
5.50% 3/1/35	5,147	5,660
5.50% 8/1/37	6,901	7,590
5.50% 1/1/38	9,609	10,587
5.50% 9/1/38	13,499	14,840
6.50% 2/1/36	3,381	3,760
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	27,000	25,564
3.50% 2/1/43	159,000	157,472
4.00% 2/1/43	284,000	291,455
4.50% 2/1/43	259,000	273,579
Freddie Mac
4.50% 1/1/41	17,065	17,826
Freddie Mac S.F. 15 yr
4.00% 12/1/24	5,811	6,135
4.00% 8/1/25	6,275	6,627
Freddie Mac S.F. 30 yr
3.00% 10/1/42	12,671	12,019
3.00% 11/1/42	13,235	12,558
4.00% 11/1/40	9,322	9,579
4.50% 10/1/39	16,838	17,834
4.50% 10/1/43	4,977	5,310
6.00% 8/1/38	27,047	30,089
Freddie Mac S.F. 30 yr TBA
5.50% 2/1/43	46,000	50,212
Total Agency Mortgage-Backed
Securities (cost $2,610,768)		2,581,151

Commercial Mortgage-Backed Securities - 0.45%
Bear Stearns Commercial Mortgage
Securities
Series 2004-PWR4 A3
5.468% 6/11/41•	23,298	23,431

8 NQ-452 [12/13] 2/14 (12137)

	Principal	Value
	Amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage
Securities
Series 2005-PW10 A4
5.405% 12/11/40•	25,000	$26,524
Series 2006-PW12 A4
5.712% 9/11/38•	40,000	43,724
Commercial Mortgage Pass Through
Certificates
Series 2013-CR12 A4
4.046% 10/10/46	20,000	20,185
Series 2013-CR8 A5
3.612% 6/10/46•	10,000	9,861
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	34,865	35,214
Series 2005-GG4 A4A
4.751% 7/10/39	19,741	20,451
JPMorgan Chase Commercial
Mortgage Securities
Series 2011-C5 A3
4.171% 8/15/46	20,000	21,003
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 A4
5.20% 12/15/44•	115,000	122,525
Series 2006-LDP8 AM
5.44% 5/15/45	25,000	27,426
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	3,537	3,617
Series 2005-C3 B
4.895% 7/15/40•	10,000	10,294
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.207% 11/14/42•	25,000	26,236
Series 2007-T27 A4
5.648% 6/11/42•	5,000	5,618
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	15,000	14,065
Series 2013-C14 A5
3.337% 6/15/46	25,000	24,020
Total Commercial Mortgage-Backed
Securities (cost $430,037)		434,194

Convertible Bonds - 0.46%
Advanced Micro Devices 6.00%
exercise price $28.08, expiration
date 4/30/15	13,000	13,634
Alaska Communications Systems
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18#	14,000	11,620
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	10,000	11,288
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	12,000	12,968
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27ϕ	28,000	26,933
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	11,000	11,495
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration
date 12/1/18	10,000	10,550
Chesapeake Energy 2.25% exercise
price $85.40, expiration date
12/14/38	10,000	9,375
Chesapeake Energy 2.50% exercise
price $50.90, expiration date
5/15/37	9,000	9,180
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18#	7,000	10,119
Dendreon 2.875% exercise price
$51.24, expiration date 1/13/16	9,000	5,816
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16	4,000	8,745
General Cable 5.00% exercise price
$35.88, expiration date 11/15/29ϕ	15,000	16,097
Gilead Sciences 1.625% exercise price
$22.71, expiration date 5/1/16	4,000	13,200
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration
date 3/12/32	10,000	12,006
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42ϕ	12,000	12,285
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16#	5,000	6,959
Intel 3.25% exercise price $21.94,
expiration date 8/1/39	5,000	6,806
Jefferies Group 3.875% exercise price
$45.51, expiration date 10/31/29	12,000	12,743
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration
date 8/1/35	8,000	9,675
Liberty Interactive 144A 0.75%
exercise price $1,000.00, expiration
date 3/30/43#	7,000	8,759
Liberty Interactive 144A 1.00%
exercise price $74.31, expiration
date 9/28/43#	8,000	8,460
Live Nation Entertainment 2.875%
exercise price $27.14, expiration
date 7/14/27	9,000	9,169
MGM Resorts International 4.25%
exercise price $18.58, expiration
date 4/10/15	10,000	13,775

(continues) NQ-452 [12/13] 2/14 (12137) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Convertible Bonds (continued)
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		3,000	$9,851
Nuance Communications 2.75%
exercise price $32.30, expiration
date 11/1/31		13,000	12,764
NuVasive 2.75% exercise price
$42.13, expiration date 6/30/17		18,000	19,586
Peabody Energy 4.75% exercise price
$57.95, expiration date 12/15/41		17,000	13,526
Ryman Hospitality Properties 144A
3.75% exercise price $21.38,
expiration date 9/29/14#		6,000	11,745
SanDisk 1.50% exercise price $52.00,
expiration date 8/11/17		17,000	25,139
SBA Communications 4.00% exercise
price $30.38, expiration date
9/29/14		2,000	5,930
Steel Dynamics 5.125% exercise price
$17.14, expiration date 6/15/14		4,000	4,723
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32		22,000	22,151
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		9,000	7,695
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date
7/15/43#		17,000	18,360
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19•		4,000	4,731
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		8,000	14,470
Total Convertible Bonds
(cost $374,337)			442,328

Corporate Bonds - 10.41%
Banking - 1.51%
Banco Santander Mexico 144A
5.95% 1/30/24#•		200,000	203,000
Bank of America
2.60% 1/15/19		30,000	30,168
3.875% 3/22/17		25,000	26,703
BB&T 5.25% 11/1/19		95,000	106,611
BBVA Banco Continental 144A
3.25% 4/8/18#		15,000	15,038
BBVA Bancomer 144A
6.50% 3/10/21#		150,000	159,000
City National 5.25% 9/15/20		35,000	37,641
Fifth Third Bancorp
4.30% 1/16/24		15,000	14,721
5.10% 12/29/49•		25,000	22,188
HBOS Capital Funding 144A
6.071% 6/29/49#•		45,000	45,056
JPMorgan Chase
4.25% 11/2/18	NZD	20,000	15,573
JPMorgan Chase
5.625% 8/16/43		10,000	10,607
6.00% 12/29/49•		40,000	38,450
Morgan Stanley
4.10% 5/22/23		45,000	43,633
5.00% 11/24/25		35,000	35,183
7.60% 8/8/17	NZD	16,000	13,868
Northern Trust 3.95% 10/30/25		15,000	14,652
PNC Funding
5.125% 2/8/20		135,000	151,827
5.625% 2/1/17		37,000	41,099
Santander Holdings USA
3.45% 8/27/18		15,000	15,401
State Street 3.10% 5/15/23		30,000	27,950
SunTrust Bank 2.35% 11/1/18		25,000	24,896
SVB Financial Group 5.375% 9/15/20		35,000	38,655
USB Capital IX 3.50% 10/29/49•		60,000	47,100
VEB Finance 144A
4.224% 11/21/18#		200,000	201,250
Wachovia 0.614% 10/15/16•		15,000	14,928
Wells Fargo
144A 4.48% 1/16/24#		10,000	9,974
5.375% 11/2/43		25,000	25,696
Zions Bancorp
4.50% 3/27/17		5,000	5,298
4.50% 6/13/23		20,000	19,532
7.75% 9/23/14		5,000	5,224
			1,460,922
Basic Industry - 0.80%
AK Steel 7.625% 5/15/20		10,000	10,025
ArcelorMittal 10.35% 6/1/19		30,000	38,100
Ball 5.00% 3/15/22		15,000	14,925
Barrick Gold 4.10% 5/1/23		25,000	22,640
Barrick North America Finance
5.75% 5/1/43		5,000	4,511
Builders FirstSource 144A
7.625% 6/1/21#		20,000	20,950
CF Industries
6.875% 5/1/18		40,000	46,437
7.125% 5/1/20		22,000	25,821
Clearwater Paper 4.50% 2/1/23		20,000	18,100
Crown Americas 4.50% 1/15/23		10,000	9,400
Dow Chemical 8.55% 5/15/19		98,000	126,679
FMC 4.10% 2/1/24		20,000	19,901
FMG Resources August 2006 144A
6.875% 4/1/22#		51,000	55,845
Freeport-McMoRan Copper & Gold
3.875% 3/15/23		10,000	9,474
Georgia-Pacific 8.00% 1/15/24		50,000	64,470
Glencore Funding 144A
2.50% 1/15/19#		10,000	9,695
Headwaters 7.625% 4/1/19		15,000	16,238
Immucor 11.125% 8/15/19		15,000	16,950

10 NQ-452 [12/13] 2/14 (12137)

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
International Paper
6.00% 11/15/41		10,000	$10,897
7.50% 8/15/21		5,000	6,139
LSB Industries 144A 7.75% 8/1/19#		10,000	10,550
Masonite International 144A
8.25% 4/15/21#		10,000	11,050
Mosaic
5.45% 11/15/33		5,000	5,110
5.625% 11/15/43		10,000	10,182
Nortek 8.50% 4/15/21		15,000	16,688
Novelis 8.75% 12/15/20		10,000	11,175
Nucor 4.00% 8/1/23		10,000	9,781
Packaging Corp of America
4.50% 11/1/23		15,000	15,068
Plains Exploration & Production
6.50% 11/15/20		20,000	22,097
PolyOne 5.25% 3/15/23		15,000	14,700
Rio Tinto Finance U.S.A.
3.50% 11/2/20		20,000	20,450
Rockwood Specialties Group
4.625% 10/15/20		15,000	15,394
Ryerson
9.00% 10/15/17		15,000	15,919
11.25% 10/15/18		5,000	5,325
Taminco Global Chemical 144A
9.75% 3/31/20#		10,000	11,400
Teck Resources 3.75% 2/1/23		15,000	14,008
TPC Group 144A 8.75% 12/15/20#		10,000	10,675
Vale Overseas 5.625% 9/15/19		10,000	10,899
			777,668
Brokerage - 0.07%
Jefferies Group
5.125% 1/20/23		5,000	5,066
6.45% 6/8/27		5,000	5,220
6.50% 1/20/43		5,000	4,974
Lazard Group
4.25% 11/14/20		15,000	14,990
6.85% 6/15/17		35,000	39,493
			69,743
Capital Goods - 0.51%
Allegion U.S. Holding 144A
5.75% 10/1/21#		25,000	26,125
Ball 4.00% 11/15/23		30,000	27,000
Berry Plastics 9.75% 1/15/21		10,000	11,625
Consolidated Container 144A
10.125% 7/15/20#		10,000	10,700
Crane
2.75% 12/15/18		5,000	4,981
4.45% 12/15/23		15,000	14,856
GE Capital Canada Funding
2.42% 5/31/18	CAD	7,000	6,520
HD Supply 7.50% 7/15/20		8,000	8,660
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19#		15,000	14,802
144A 4.25% 6/15/23#		50,000	48,929
LKQ 144A 4.75% 5/15/23#		10,000	9,325
Milacron 144A 7.75% 2/15/21#		15,000	15,825
OAS Investments 144A
8.25% 10/19/19#		200,000	196,000
Plastipak Holdings 144A
6.50% 10/1/21#		15,000	15,600
Rock-Tenn 4.00% 3/1/23		15,000	14,353
Sealed Air 144A 6.50% 12/1/20#		25,000	27,000
Service Corporation International
144A 5.375% 1/15/22#		20,000	20,350
TransDigm 7.50% 7/15/21		15,000	16,200
URS 144A 3.85% 4/1/17#		5,000	5,097
			493,948
Consumer Cyclical - 0.63%
Amazon.com 2.50% 11/29/22		75,000	67,739
American Axle & Manufacturing
6.25% 3/15/21		10,000	10,675
AmeriGas Finance 6.75% 5/20/20		15,000	16,463
Chinos Intermediate Holdings 144A
PIK 7.75% 5/1/19#❆		20,000	20,500
Dave & Buster’s 11.00% 6/1/18		5,000	5,506
Delphi 6.125% 5/15/21		20,000	22,275
Ford Motor 7.45% 7/16/31		14,000	17,191
General Motors 144A
3.50% 10/2/18#		15,000	15,413
Hanesbrands 6.375% 12/15/20		15,000	16,463
HD Supply 11.00% 4/15/20		10,000	11,900
Historic TW 6.875% 6/15/18		50,000	59,503
Host Hotels & Resorts
3.75% 10/15/23		15,000	13,936
4.75% 3/1/23		20,000	20,172
5.25% 3/15/22		10,000	10,442
5.875% 6/15/19		5,000	5,428
International Game Technology
5.35% 10/15/23		35,000	36,103
Landry’s 144A 9.375% 5/1/20#		25,000	27,375
Levi Strauss 6.875% 5/1/22		15,000	16,575
Marriott International
3.375% 10/15/20		15,000	14,877
Meritor 6.75% 6/15/21		10,000	10,250
QVC 4.375% 3/15/23		50,000	46,834
Rite Aid 9.25% 3/15/20		15,000	17,288
Sally Holdings 5.75% 6/1/22		15,000	15,675
Suburban Propane Partners
7.375% 8/1/21		6,000	6,570
Tomkins 9.00% 10/1/18		5,000	5,500
TRW Automotive
144A 4.45% 12/1/23#		15,000	14,588
144A 4.50% 3/1/21#		10,000	10,150
Viacom 5.85% 9/1/43		45,000	47,474

(continues) NQ-452 [12/13] 2/14 (12137) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
William Carter 144A 5.25% 8/15/21#	10,000	$10,200
Wok Acquisition 144A
10.25% 6/30/20#	5,000	5,456
Wyndham Worldwide 5.625% 3/1/21	15,000	16,041
		614,562
Consumer Non-Cyclical - 0.73%
Accellent 8.375% 2/1/17	10,000	10,500
Alere 7.25% 7/1/18	5,000	5,519
Biomet
6.50% 8/1/20	10,000	10,550
6.50% 10/1/20	30,000	31,050
Boston Scientific
2.65% 10/1/18	20,000	20,158
6.00% 1/15/20	35,000	40,233
CareFusion 6.375% 8/1/19	80,000	90,646
Celgene
3.25% 8/15/22	5,000	4,743
3.95% 10/15/20	40,000	41,491
Community Health Systems
8.00% 11/15/19	5,000	5,450
Constellation Brands
3.75% 5/1/21	5,000	4,713
6.00% 5/1/22	10,000	10,725
Del Monte 7.625% 2/15/19	10,000	10,413
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22#	10,000	10,600
HCA Holdings 6.25% 2/15/21	77,000	80,754
Jarden 6.125% 11/15/22	15,000	16,125
Kinetic Concepts 10.50% 11/1/18	15,000	17,325
Kroger 3.30% 1/15/21	30,000	29,849
LifePoint Hospitals 144A
5.50% 12/1/21#	30,000	30,188
MultiPlan 144A 9.875% 9/1/18#	15,000	16,575
Mylan 144A 3.125% 1/15/23#	20,000	18,185
NBTY 9.00% 10/1/18	5,000	5,506
Prestige Brands 144A
5.375% 12/15/21#	20,000	20,300
Radnet Management
10.375% 4/1/18	10,000	10,025
Salix Pharmaceuticals 144A
6.00% 1/15/21#	25,000	25,688
Scotts Miracle-Gro 6.625% 12/15/20	10,000	10,825
Smithfield Foods 6.625% 8/15/22	10,000	10,650
Spectrum Brands Escrow 144A
6.375% 11/15/20#	10,000	10,700
Tenet Healthcare
144A 6.00% 10/1/20#	39,000	40,779
8.00% 8/1/20	5,000	5,444
Valeant Pharmaceuticals International
144A 5.625% 12/1/21#	5,000	5,038
144A 6.375% 10/15/20#	15,000	15,881
144A 7.00% 10/1/20#	5,000	5,413
Zimmer Holdings
3.375% 11/30/21	20,000	19,184
4.625% 11/30/19	20,000	21,814
		713,039
Energy - 1.79%
AmeriGas Finance 7.00% 5/20/22	10,000	10,900
Bristow Group 6.25% 10/15/22	15,000	15,892
Cameron International
4.00% 12/15/23	5,000	4,951
Chaparral Energy 7.625% 11/15/22	5,000	5,375
Chesapeake Energy
5.375% 6/15/21	5,000	5,200
5.75% 3/15/23	25,000	25,875
Comstock Resources 7.75% 4/1/19	5,000	5,338
Continental Resources 4.50% 4/15/23	40,000	40,600
Ecopetrol 7.625% 7/23/19	21,000	24,990
El Paso Pipeline Partners Operating
6.50% 4/1/20	40,000	46,137
Enbridge Energy Partners
8.05% 10/1/37•	50,000	55,393
Energy Transfer Partners
3.60% 2/1/23	35,000	32,473
5.95% 10/1/43	10,000	10,180
6.50% 2/1/42	5,000	5,392
9.70% 3/15/19	20,000	25,923
Energy XXI Gulf Coast 144A
7.50% 12/15/21#	25,000	26,188
Enterprise Products Operating
7.034% 1/15/68•	55,000	60,829
9.75% 1/31/14	55,000	55,386
Exterran Partners 144A
6.00% 4/1/21#	5,000	4,988
Forest Oil 7.25% 6/15/19	6,000	5,873
Gazprom 144A 3.85% 2/6/20#	200,000	194,000
Gazprom Neft 144A
6.00% 11/27/23#	200,000	204,000
Halcon Resources 8.875% 5/15/21	10,000	10,150
Hercules Offshore 144A
8.75% 7/15/21#	5,000	5,600
Key Energy Services 6.75% 3/1/21	10,000	10,300
Kinder Morgan Energy Partners
3.50% 9/1/23	10,000	9,200
9.00% 2/1/19	30,000	38,157
Laredo Petroleum 7.375% 5/1/22	20,000	21,800
Linn Energy
6.50% 5/15/19	5,000	5,125
8.625% 4/15/20	10,000	10,850
MarkWest Energy Partners
5.50% 2/15/23	5,000	5,063
Midstates Petroleum 9.25% 6/1/21	25,000	26,250
Murphy Oil U.S.A. 144A
6.00% 8/15/23#	15,000	15,150
Newfield Exploration 5.625% 7/1/24	15,000	15,000

12 NQ-452 [12/13] 2/14 (12137)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Northern Oil & Gas 8.00% 6/1/20	10,000	$10,525
Oasis Petroleum 144A
6.875% 3/15/22#	25,000	26,625
Pacific Rubiales Energy 144A
7.25% 12/12/21#	100,000	106,500
PDC Energy 7.75% 10/15/22	5,000	5,425
Petrobras Global Finance
3.00% 1/15/19	22,000	20,643
Petrobras International Finance
5.375% 1/27/21	26,000	25,932
Petrohawk Energy 7.25% 8/15/18	20,000	21,610
Petroleos de Venezuela
8.50% 11/2/17	10,000	8,350
Plains All American Pipeline
8.75% 5/1/19	30,000	38,414
Pride International 6.875% 8/15/20	60,000	71,941
Regency Energy Partners
4.50% 11/1/23	20,000	18,300
5.50% 4/15/23	20,000	19,600
Rosetta Resources 5.625% 5/1/21	20,000	20,050
Samson Investment 144A
10.50% 2/15/20#	10,000	10,950
SandRidge Energy
7.50% 3/15/21	5,000	5,263
8.125% 10/15/22	55,000	58,575
Statoil 2.90% 11/8/20	15,000	14,925
Sunoco Logistics Partners Operations
3.45% 1/15/23	20,000	18,412
Talisman Energy
3.75% 2/1/21	10,000	9,696
5.50% 5/15/42	50,000	47,258
TransCanada PipeLines
6.35% 5/15/67•	70,000	71,959
Williams Partners
4.50% 11/15/23	25,000	24,879
7.25% 2/1/17	25,000	28,849
YPF 144A 8.875% 12/19/18#	10,000	10,425
		1,733,634
Financials - 0.32%
E Trade Financial 6.375% 11/15/19	25,000	26,969
General Electric Capital
2.10% 12/11/19	10,000	9,737
4.375% 9/16/20	70,000	75,976
6.00% 8/7/19	34,000	39,941
International Lease Finance
5.875% 4/1/19	5,000	5,350
6.25% 5/15/19	16,000	17,400
8.25% 12/15/20	35,000	41,038
8.75% 3/15/17	25,000	29,563
Nuveen Investments 144A
9.50% 10/15/20#	20,000	20,150
Woodside Finance
144A 8.125% 3/1/14#	35,000	35,434
Woodside Finance
144A 8.75% 3/1/19#	5,000	6,337
		307,895
Insurance - 0.37%
Allstate 5.75% 8/15/53•	20,000	20,188
American International Group
6.40% 12/15/20	5,000	5,918
Berkshire Hathaway Finance
2.90% 10/15/20	20,000	19,864
Chubb 6.375% 3/29/67•	35,000	38,063
Highmark
144A 4.75% 5/15/21#	10,000	9,417
144A 6.125% 5/15/41#	5,000	4,486
Hockey Merger Sub 2 144A
7.875% 10/1/21#	15,000	15,488
ING U.S. 5.65% 5/15/53•	15,000	14,591
Liberty Mutual Group
144A 4.25% 6/15/23#	35,000	33,858
144A 4.95% 5/1/22#	10,000	10,358
144A 6.50% 5/1/42#	10,000	11,012
144A 7.00% 3/15/37#•	10,000	10,350
MetLife
6.40% 12/15/36	35,000	36,138
6.817% 8/15/18	35,000	41,918
Onex USI Acquisition 144A
7.75% 1/15/21#	5,000	5,138
Prudential Financial
3.875% 1/14/15	5,000	5,170
4.50% 11/15/20	5,000	5,372
5.625% 6/15/43•	10,000	9,850
5.875% 9/15/42•	20,000	20,425
6.00% 12/1/17	15,000	17,264
XL Group 6.50% 12/29/49•	25,000	24,719
		359,587
Media - 0.37%
CCO Holdings
5.25% 9/30/22	10,000	9,388
7.00% 1/15/19	5,000	5,281
Cequel Communications Holdings I
144A 6.375% 9/15/20#	20,000	20,600
Clear Channel Worldwide Holdings
7.625% 3/15/20	15,000	15,844
7.625% 3/15/20	5,000	5,225
Cox Communications 144A
3.25% 12/15/22#	75,000	67,995
CSC Holdings 6.75% 11/15/21	15,000	16,238
DISH DBS
5.00% 3/15/23	20,000	18,750
5.875% 7/15/22	10,000	10,050
7.875% 9/1/19	10,000	11,475
Gray Television 7.50% 10/1/20	15,000	16,013
Nielsen Finance 4.50% 10/1/20	10,000	9,775

(continues) NQ-452 [12/13] 2/14 (12137) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Nielsen Luxembourg 144A
5.50% 10/1/21#	10,000	$10,175
Omnicom Group 3.625% 5/1/22	10,000	9,701
Sinclair Television Group
5.375% 4/1/21	20,000	19,800
6.125% 10/1/22	10,000	10,150
Sirius XM Radio 144A
4.625% 5/15/23#	20,000	18,150
Thomson Reuters 4.30% 11/23/23	20,000	20,126
Time Warner Cable 5.85% 5/1/17	35,000	38,203
Univision Communications 144A
5.125% 5/15/23#	25,000	25,094
		358,033
Real Estate - 0.52%
Alexandria Real Estate Equities
4.60% 4/1/22	40,000	40,317
American Tower Trust I
144A 1.551% 3/15/43#	10,000	9,774
144A 3.07% 3/15/23#	30,000	28,176
CBL & Associates 5.25% 12/1/23	15,000	15,009
Corporate Office Properties
3.60% 5/15/23	20,000	18,162
5.25% 2/15/24	20,000	20,354
CubeSmart 4.375% 12/15/23	10,000	9,790
DDR
4.625% 7/15/22	10,000	10,217
4.75% 4/15/18	25,000	26,995
7.50% 4/1/17	10,000	11,664
7.875% 9/1/20	15,000	18,556
Digital Realty Trust 5.25% 3/15/21	70,000	71,548
Duke Realty 3.625% 4/15/23	25,000	23,119
Liberty Property 4.40% 2/15/24	15,000	14,758
Mid-America Apartments
4.30% 10/15/23	10,000	9,742
National Retail Properties
3.30% 4/15/23	25,000	22,741
Prologis 3.35% 2/1/21	15,000	14,590
Regency Centers 4.80% 4/15/21	30,000	31,442
UDR
3.70% 10/1/20	10,000	10,068
4.625% 1/10/22	35,000	36,024
WEA Finance 144A 4.625% 5/10/21#	35,000	36,995
Weingarten Realty Investors
3.50% 4/15/23	25,000	23,028
		503,069
Services - 0.19%
Ameristar Casinos 7.50% 4/15/21	10,000	10,900
Avis Budget Car Rental 5.50% 4/1/23	36,000	35,055
H&E Equipment Services
7.00% 9/1/22	15,000	16,425
M/I Homes 8.625% 11/15/18	15,000	16,313
MGM Resorts International
11.375% 3/1/18	15,000	19,125
PHH 7.375% 9/1/19	10,000	10,725
Pinnacle Entertainment
8.75% 5/15/20	8,000	8,860
Standard Pacific 10.75% 9/15/16	15,000	18,150
United Rentals North America
6.125% 6/15/23	17,000	17,340
10.25% 11/15/19	14,000	15,871
Wynn Las Vegas
144A 4.25% 5/30/23#	10,000	9,388
5.375% 3/15/22	10,000	10,150
		188,302
Technology - 0.65%
Activision Blizzard 144A
6.125% 9/15/23#	35,000	36,575
Altera 2.50% 11/15/18	20,000	19,853
Apple 2.40% 5/3/23	85,000	76,590
Avaya 144A 7.00% 4/1/19#	10,000	9,850
BMC Software Finance 144A
8.125% 7/15/21#	35,000	36,225
Broadridge Financial Solutions
3.95% 9/1/20	15,000	15,134
eBay 4.00% 7/15/42	35,000	29,758
EMC 2.65% 6/1/20	70,000	68,657
Equinix
4.875% 4/1/20	12,000	12,000
5.375% 4/1/23	28,000	27,510
Fidelity National Information Services
3.50% 4/15/23	35,000	31,965
First Data
11.25% 3/31/16	4,000	4,020
144A 11.25% 1/15/21#	25,000	27,719
144A 11.75% 8/15/21#	10,000	10,600
Freescale Semiconductor 144A
6.00% 1/15/22#	10,000	10,150
Jabil Circuit 7.75% 7/15/16	8,000	9,140
Maxim Integrated Products
2.50% 11/15/18	20,000	19,854
National Semiconductor
6.60% 6/15/17	40,000	46,783
NCR Escrow 144A 6.375% 12/15/23#	20,000	20,525
NetApp
2.00% 12/15/17	10,000	9,958
3.25% 12/15/22	20,000	18,050
Seagate HDD Cayman
144A 3.75% 11/15/18#	10,000	10,138
144A 4.75% 6/1/23#	10,000	9,400
Symantec 4.20% 9/15/20	20,000	20,314
Total System Services 2.375% 6/1/18	35,000	34,086
VeriSign 4.625% 5/1/23	15,000	14,400
		629,254

14 NQ-452 [12/13] 2/14 (12137)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications - 0.82%
AMC Networks 4.75% 12/15/22	10,000	$9,575
AT&T
2.375% 11/27/18	10,000	10,020
4.30% 12/15/42	15,000	12,773
CC Holdings GS V 3.849% 4/15/23	15,000	14,068
CenturyLink
5.80% 3/15/22	50,000	49,625
6.75% 12/1/23	15,000	15,263
Crown Castle Towers 144A
4.883% 8/15/20#	105,000	110,315
DigitalGlobe 144A 5.25% 2/1/21#	15,000	14,700
Hughes Satellite Systems
7.625% 6/15/21	10,000	11,200
Intelsat Jackson Holdings 144A
5.50% 8/1/23#	10,000	9,550
Intelsat Luxembourg
144A 7.75% 6/1/21#	20,000	21,525
144A 8.125% 6/1/23#	40,000	43,050
Lamar Media 5.00% 5/1/23	10,000	9,550
Level 3 Financing 7.00% 6/1/20	15,000	15,975
MDC Partners 144A 6.75% 4/1/20#	10,000	10,513
MetroPCS Wireless 6.625% 11/15/20	10,000	10,638
Qwest 6.75% 12/1/21	15,000	16,450
SBA Tower Trust 144A
2.24% 4/16/18#	25,000	24,647
SES 144A 3.60% 4/4/23#	45,000	42,196
Sprint
144A 7.125% 6/15/24#	45,000	45,788
144A 7.25% 9/15/21#	10,000	10,775
144A 7.875% 9/15/23#	5,000	5,388
Sprint Capital 6.90% 5/1/19	15,000	16,463
Sprint Nextel 6.00% 12/1/16	10,000	10,938
Telefonica Emisiones 6.421% 6/20/16	75,000	83,764
Telesat Canada 144A
6.00% 5/15/17#	10,000	10,438
T-Mobile USA 6.125% 1/15/22	25,000	25,500
Verizon Communications
5.15% 9/15/23	75,000	80,682
6.40% 9/15/33	20,000	23,070
Windstream
7.50% 4/1/23	5,000	5,050
7.75% 10/1/21	10,000	10,650
Zayo Group 10.125% 7/1/20	15,000	17,363
		797,502
Transportation - 0.11%
Air Medical Group Holdings
9.25% 11/1/18	13,000	14,105
Brambles USA 144A 3.95% 4/1/15#	10,000	10,344
ERAC USA Finance 144A
5.25% 10/1/20#	30,000	33,032
Norfolk Southern
3.85% 1/15/24	5,000	4,921
4.80% 8/15/43	15,000	14,584
United Parcel Service 5.125% 4/1/19	25,000	28,468
		105,454
Utilities - 1.02%
AES
4.875% 5/15/23	10,000	9,400
7.375% 7/1/21	6,000	6,795
8.00% 6/1/20	9,000	10,575
Ameren Illinois 9.75% 11/15/18	50,000	66,130
American Transmission Systems 144A
5.25% 1/15/22#	60,000	63,291
American Water Capital
3.85% 3/1/24	15,000	14,850
Calpine 144A 6.00% 1/15/22#	25,000	25,750
CenterPoint Energy 5.95% 2/1/17	30,000	33,662
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,405
CMS Energy 6.25% 2/1/20	15,000	17,364
ComEd Financing III 6.35% 3/15/33	25,000	24,500
Entergy Louisiana 4.05% 9/1/23	35,000	35,613
Exelon Generation 4.25% 6/15/22	35,000	33,603
FPL Group Capital 6.35% 10/1/66•	50,000	50,031
GenOn Energy 9.875% 10/15/20	15,000	16,725
Great Plains Energy
4.85% 6/1/21	15,000	15,829
5.292% 6/15/22ϕ	30,000	32,241
Integrys Energy Group
6.11% 12/1/66•	35,000	35,198
Ipalco Enterprises 5.00% 5/1/18	15,000	15,788
LG&E & KU Energy
3.75% 11/15/20	20,000	20,265
4.375% 10/1/21	35,000	36,051
MidAmerican Energy Holdings 144A
3.75% 11/15/23#	30,000	29,318
Narragansett Electric 144A
4.17% 12/10/42#	10,000	8,779
National Rural Utilities Cooperative
Finance 4.75% 4/30/43•	25,000	23,344
NextEra Energy Capital Holdings
3.625% 6/15/23	10,000	9,398
Nisource Finance
5.80% 2/1/42	10,000	10,438
6.125% 3/1/22	45,000	49,975
NRG Energy 7.875% 5/15/21	10,000	11,125
NV Energy 6.25% 11/15/20	30,000	34,936
Pennsylvania Electric 5.20% 4/1/20	20,000	21,450
PPL Capital Funding 6.70% 3/30/67•	15,000	15,161
Public Service Oklahoma
5.15% 12/1/19	80,000	88,743
Puget Energy 6.00% 9/1/21	10,000	11,200
Puget Sound Energy 6.974% 6/1/67•	40,000	41,183
SCANA 4.125% 2/1/22	10,000	9,728
Wisconsin Energy 6.25% 5/15/67•	55,000	56,762

(continues) NQ-452 [12/13] 2/14 (12137) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Energy 6.25% 5/15/67•		55,000	56,762
			990,606
Total Corporate Bonds
(cost $9,924,347)			10,103,218

Municipal Bonds - 0.15%
California Statewide Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42		5,000	4,922
Fairfax County, Virginia
Series B 5.00% 4/1/24		10,000	11,836
Georgia State
Series D 5.00% 2/1/23		10,000	11,895
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47		15,000	10,203
5.75% 6/1/47		20,000	14,864
Maryland Local Facilities
2nd Series A 5.00% 8/1/21		10,000	11,900
New Jersey Transportation Trust
Fund
Series A 5.00% 6/15/42		5,000	5,038
Series AA 5.00% 6/15/44		10,000	10,022
New York City Transitional Finance
Authority (New York City
Recovery)
Series 13 5.00% 11/1/22		10,000	11,685
New York City Water & Sewer
System
(Second Generation) Series BB
5.00% 6/15/47		10,000	10,237
New York City, New York
Series I 5.00% 8/1/22		5,000	5,720
New York State Thruway Authority
Series A 5.00% 5/1/19		10,000	11,500
North Carolina
Series C 5.00% 5/1/22		10,000	11,904
Prince George’s County, Maryland
Consolidated Public
Improvement
Series A 5.00% 3/1/22		5,000	5,943
Texas A&M University Series D
5.00% 5/15/23		5,000	5,881
Texas Private Activity Bond Surface
Transportation Senior Lien
Revenue Bond
6.75% 6/30/43 (AMT)		5,000	5,242
Total Municipal Bonds
(cost $150,375)			148,792

Non-Agency Asset-Backed Securities - 0.33%
Bank of America Credit Card Trust
Series 2007-A10 A10
0.237% 12/15/16•		100,000	99,995
Chase Issuance Trust
Series 2012-A10 A10
0.427% 12/16/19•		100,000	99,570
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.567% 10/15/15#•		120,000	121,538
Total Non-Agency Asset-Backed
Securities
(cost $320,555)			321,103

Non-Agency Collateralized Mortgage Obligations - 0.03%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		958	991
Series 2005-6 7A1 5.50% 7/25/20		1,046	1,068
Structured Asset Securities
Corporation Mortgage
Pass-Through
Series 2004-20 2A1 5.50%
11/25/34t		8,630	8,713
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		6,150	6,060
Series 2006-AR5 2A1
2.641% 4/25/36•		14,831	13,668
Total Non-Agency Collateralized
Mortgage Obligations
(cost $24,839)			30,500

Regional Bond - 0.02%Δ
Australia - 0.02%
Victoria Treasury 5.50% 12/17/24	AUD	17,000	16,162

Senior Secured Loans - 2.25%«
Activision Blizzard Tranche B 1st Lien
3.25% 9/12/20		54,913	55,339
Allegion U.S. Holding Tranche B
3.00% 12/26/20		55,000	55,206
ARAMARK Tranche D 4.00% 9/30/19		25,000	25,151
Avis Budget Car Rental Tranche B 1st
Lien 3.00% 3/15/19		19,850	19,855

16 NQ-452 [12/13] 2/14 (12137)

		Principal	Value
		Amount°	(U.S. $)
Senior Secured Loans« (continued)
Azure Midstream Tranche B
6.50% 10/21/18		30,000	$30,281
BJ’s Wholesale Club Tranche B 1st
Lien 4.50% 9/26/19		49,937	50,307
Burlington Coat Factory Warehouse
Tranche B2 4.00% 2/23/17		57,505	58,224
Calpine Construction Finance Tranche
B 3.00% 5/1/20		64,675	64,303
Chrysler Group Tranche B
4.25% 5/24/17		4,962	4,996
Clear Channel Communications
Tranche B 3.65% 1/29/16		145,000	140,849
Community Health Systems
3.50% 1/25/17		35,000	35,306
DaVita Tranche B 4.50% 10/20/16		19,646	19,736
DaVita Tranche B2 4.00% 8/1/19		24,750	24,951
Delta Air Lines Tranche B 1st Lien
3.50% 4/20/17		19,549	19,724
Drillships Financing Holding Tranche
B1 6.00% 2/17/21		14,963	15,327
Emdeon 1st Lien 3.75% 11/2/18		29,577	29,694
First Data 1st Lien 4.00% 4/5/17		37,510	37,630
Gray Television 4.50% 10/11/19		7,162	7,207
HCA 2.75% 3/31/17		53,865	53,970
Hilton Worldwide Finance Tranche B2
4.00% 9/23/20		108,000	108,990
Houghton International 1st Lien
4.00% 12/10/19		89,100	89,434
Huntsman International Tranche B
3.50% 10/11/20		75,000	75,281
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18		24,563	24,765
Immucor Tranche B2 5.00% 8/19/18		39,328	39,590
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19		62,438	63,062
KIK Custom Products 1st Lien
5.50% 5/23/19		250,000	246,719
Landry’s Tranche B 4.75% 4/24/18		19,247	19,401
Level 3 Financing Tranche B
4.00% 1/15/20		35,000	35,298
Moxie Liberty Tranche B
7.50% 8/21/20		5,000	5,113
MultiPlan Tranche B 4.00% 8/18/17		10,393	10,483
Neiman Marcus Group
5.00% 10/18/20		65,000	65,911
Novelis Tranche B 3.75% 3/10/17		21,776	21,898
Nuveen Investments 1st Lien
4.00% 5/13/17		25,000	24,920
Nuveen Investments 2nd Lien
6.50% 2/28/19		105,000	104,114
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19		56,100	56,258
PQ Tranche B 4.50% 8/7/17		14,850	14,987
Remy International Tranche B 1st Lien
4.25% 3/5/20		18,941	19,083
Samson Investment 2nd Lien
5.00% 9/25/18		20,000	20,100
Scientific Games International
4.25% 5/22/20		30,000	30,091
Sensus U.S.A. 2nd Lien
8.50% 4/13/18		25,000	24,938
Smart & Final Tranche B 1st Lien
4.50% 11/15/19		11,880	11,890
Sprouts Farmers Markets Holdings
4.00% 4/12/20		22,087	22,169
Truven Health Analytics Tranche B
4.50% 5/23/19		4,938	4,951
Univision Communications Tranche C1
1st Lien 4.50% 2/22/20		51,142	51,498
Univision Communications Tranche C2
4.50% 2/6/20		29,775	29,998
USI Insurance Services Tranche B
5.00% 12/14/19		24,813	24,952
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20		24,813	25,006
Visant 5.25% 12/22/16		18,350	18,149
Wide Open West Finance
4.75% 3/27/19		64,513	64,912
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		81,623	81,798
Total Senior Secured Loans
(cost $2,165,412)			2,183,815

Sovereign Bonds - 0.20%Δ
Argentina - 0.02%
Argentine Republic Government
International Bond
8.28% 12/31/33		20,770	15,785
			15,785
Brazil - 0.03%
Brazil Notas do Tesouro Nacional
Series F Series F 10.00% 1/1/17	BRL	72,000	27,374
			27,374
Germany - 0.03%
Deutschland Republic 1.50% 2/15/23	EUR	22,400	29,903
			29,903
Hungary - 0.02%
Hungary Government International
Bond 5.75% 11/22/23		20,000	20,200
			20,200
Mexico - 0.01%
Mexican Bonos 6.50% 6/10/21	MXN	115,000	9,083
			9,083

(continues) NQ-452 [12/13] 2/14 (12137) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund

		Principal	Value
		Amount°	(U.S. $)
Sovereign BondsΔ (continued)
Nigeria - 0.01%
Nigeria Government Bond
15.10% 4/27/17	NGN	1,675,000	$11,051
			11,051
Norway - 0.01%
Norway Government Bond
5.00% 5/15/15	NOK	90,000	15,554
			15,554
Panama - 0.01%
Panama Government International
Bond 8.875% 9/30/27		7,000	9,380
			9,380
Poland - 0.01%
Poland Government Bond
5.75% 10/25/21	PLN	25,000	9,109
			9,109
Republic of Korea - 0.03%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	29,590,185	29,482
			29,482
Sweden - 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	40,000	5,673
4.25% 3/12/19	SEK	30,000	5,227
			10,900
United Kingdom - 0.01%
United Kingdom Gilt 4.00% 3/7/22	GBP	6,490	11,759
			11,759
Total Sovereign Bonds
(cost $208,122)			199,580

Supranational Bank - 0.03%«
International Bank for Reconstruction
& Development 2.835% 9/24/18•	AUD	36,000	32,156
Total Supranational Bank
(cost $33,809)			32,156

U.S. Treasury Obligations - 0.33%
U.S. Treasury Bonds
2.875% 5/15/43		5,000	4,054
3.625% 8/15/43		10,000	9,446
U.S. Treasury Notes
1.25% 11/30/18		50,000	48,934
1.50% 12/31/18		90,000	88,991
2.75% 11/15/23∞		170,000	166,321
Total U.S. Treasury Obligations
(cost $322,740)			317,746

		Number of
		Shares
Preferred Stock - 0.08%
Alabama Power 5.625%		620	14,167
Integrys Energy Group 6.00%•		600	14,370
National Retail Properties 5.70%		395	7,505
Public Storage 5.20%		450	8,483
U.S. Bancorp 3.50%•		25	18,350
Wells Fargo 5.20%		750	15,060
Total Preferred Stock (cost $87,597)			77,935

18 NQ-452 [12/13] 2/14 (12137)

	Number of	Value
	Shares	(U.S. $)
Warrant - 0.01%
Kinder Morgan CW17 exercise price
$40.00 expiration date 5/25/17†	3,651	$14,823
Total Warrant (cost $6,535)		14,823

	Number of	Value
	Contracts	(U.S. $)
Option Purchased - 0.00%
Currency Call Option - 0.00%
USD vs TRY strike price TRY 200,
expiration date 3/12/14	73,200	102
Total Option Purchased (cost $378)		102

	Principal
	Amount°
Short-Term Investments - 3.14%
Repurchase Agreements - 0.72%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $479,135 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $488,717)	479,135	479,135
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price 219,496 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $223,886)	219,496	219,496
		698,631
U.S. Treasury Obligations - 2.42%≠
U.S. Treasury Bills
0.001% 1/2/14	135,994	135,994
0.001% 1/16/14	616,274	616,272
0.001% 1/30/14	210,442	210,439
0.033% 1/23/14	470,258	470,254
0.065% 4/24/14	739,677	739,548
0.093% 11/13/14	175,368	175,220
		2,347,727
Total Short-Term Investments
(cost $3,046,354)		3,046,358

Total Value of Securities - 102.18%
(cost $74,322,928)		99,183,771

Liabilities Net of Receivables and
Other Assets - (2.18%)		(2,116,406)
Net Assets - 100.00%		$97,067,365
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $3,709,274, which represents 3.82% of the Fund’s net assets. See Note 6 in “Notes.”
@	Illiquid security. At Dec. 31, 2013,the aggregate value of illiquid securities was $1,256,943, which represents 1.29% of the Fund’s net assets. See Note 6 in “Notes.”
t	PassThroughAgreement.Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $207,183, which represents 0.21% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2013
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2013.

(continues) NQ-452 [12/13] 2/14 (12137) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Dec. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	13,097	USD	(12,315)	1/10/14	$12
BAML	EUR	(22,243)	USD	30,604	1/10/14	5
BAML	GBP	14,522	USD	(23,796)	1/10/14	253
BAML	PHP	621,994	USD	(14,093)	1/10/14	(82)
BNP	AUD	(68,935)	USD	61,806	1/10/14	295
CITI	PLN	(13,842)	USD	4,461	1/10/14	(115)
DB	EUR	(32,695)	USD	44,262	1/10/14	(716)
GSC	GBP	(1,099)	USD	1,801	1/10/14	(19)
HSBC	BRL	(7,639)	USD	3,238	1/10/14	12
JPMC	KRW	(10,623,000)	USD	10,000	1/10/14	(55)
TD	JPY	(8,549,485)	USD	83,173	1/10/14	1,997
UBS	CAD	(45,307)	USD	42,607	1/10/14	(39)
UBS	MXN	183,110	USD	(14,093)	1/10/14	(77)
						$1,471

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(2)	U.S. Treasury Long Bonds	$(260,026)	$(256,625)	3/21/14	$3,401
(7)	U.S. Treasury 5 yr Notes	(837,793)	(835,188)	4/1/14	2,605
(16)	U.S. Treasury 10 yr Notes	(2,000,295)	(1,968,750)	3/21/14	31,545
		$(3,098,114)			$37,551

Swap Contracts
CDS Contracts2

	Swap		Annual		Unrealized
	Referenced		Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	(Depreciation)
Protection
Purchased:
DB	CDX.EM.20	$45,000	5.00%	12/20/18	$268

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 4 in “Notes ..”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

20 NQ-452 [12/13] 2/14 (12137)

Summary of abbreviations:
ADR - American Depositary Receipt
AMT - Subject to Alternative Minimum Tax
AUD - Australian Dollar
BAML - Bank of America Merrill Lynch
BNP - Banque Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX.EM - Credit Default Swap Index Emerging Markets
CITI - Citigroup Global Markets
CVA - Dutch Certificate
DB - Deutsche Bank
EUR - European Monetary Unit
GBP - British Pound Sterling
GDR - Global Depositary Receipt
GNMA - Government National Mortgage Association
GSC - Goldman Sachs Capital
HSBC - Hong Kong Shanghai Bank
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
MSC - Morgan Stanley Capital
MXN - Mexican Peso
NCUA - National Credit Union Administration
NGN - Nigerian Naira
NOK - Norwegian Krone
NVDR - Non-Voting Depositary Receipt
NZD - New Zealand Dollar
PLN - Polish Zloty
PHP - Philippine Peso
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
TBA - To be announced
TRY - Turkish Lira
TD - Toronto Dominion Bank
UBS - Union Bank of Switzerland
USD - United States Dollar
yr - Year

(continues) NQ-452 [12/13] 2/14 (12137) 21

Notes

Delaware Foundation® Growth Allocation Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (Sept. 30, 2010–Sept. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the

22 NQ-452 [12/13] 2/14 (12137)

Notes

Delaware Foundation® Growth Allocation Fund

1. Significant Accounting Policies (continued)
ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. The Fund paid foreign capital gains taxes on certain foreign securities held as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$75,190,489
Aggregate unrealized appreciation	$27,045,173
Aggregate unrealized depreciation	(3,051,891)
Net unrealized appreciation	$23,993,282

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1-	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2-	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3-	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage-
Backed Securities	$—	$3,667,494	$3,667,494
Corporate Debt	—	10,545,546	10,545,546
Foreign Debt	—	247,898	247,898
Municipal Bonds	—	148,792	148,792
Senior Secured Loans	—	2,183,815	2,183,815
Common Stock
Consumer Discretionary	6,681,340	2,624,187	9,305,527
Consumer Staples	6,444,040	1,618,829	8,062,869
Energy	6,244,682	837,261	7,081,943
Financials	10,889,336	2,567,402	13,456,738
Healthcare	7,647,417	1,743,986	9,391,403
Industrials	5,651,792	2,180,080	7,831,872
Information Technology	12,424,178	894,193	13,318,371
Materials	3,941,502	413,266	4,354,768
Telecommunication Services	3,893,675	606,669	4,500,344
Utilities	901,734	51,151	952,885
Convertible Preferred Stock[1]	68,754	77,784	146,538

NQ-452 [12/13] 2/14 (12137) 23

	Level 1	Level 2	Total
Exchange-Traded Funds	530,004	—	530,004
Preferred Stock	77,935	—	77,935
Warrant	14,823	—	14,823
U.S. Treasury Obligations	—	317,746	317,746
Short-Term Investments	—	3,046,358	3,046,358
Options Purchased	—	102	102
Total	$65,411,212	$33,772,559	$99,183,771

Foreign Currency Exchange Contracts	$—	$1,471	$1,471
Futures Contracts	37,551	—	37,551
Swap Contracts	—	268	268

1Security type is valued across multiple levels. The amount attributed to Level 1 and Level 2 investments represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Total
Convertible Preferred Stock	44%	56%	100%

	Level 1	Level 2	Total
Convertible Preferred Stock	47%	53%	100%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international Fair Value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Dec. 31, 2013, the Fund had the following unfunded loan commitments:

Borrower
Community Health Systems	$20,000
Patheon	25,000

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

24 NQ-452 [12/13] 2/14 (12137)

Notes

Delaware Foundation® Growth Allocation Fund

4. Derivatives (continued)
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Dec. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Dec. 31, 2013, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is (1) mitigated by having a netting arrangement between the Fund and the counterparty and by (2) trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-452 [12/13] 2/14 (12137) 25

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Dec. 31, 2013, the Fund had no securities out on loan.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which includes limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

26 NQ-452 [12/13] 2/14 (12137)

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

December 31, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock - 60.54%
U.S. Markets - 32.24%
Consumer Discretionary - 3.73%
AFC Enterprises†	2,965	$114,153
BorgWarner	1,800	100,638
Buffalo Wild Wings†	670	98,624
Carnival	26,500	1,064,505
CEC Entertainment	760	33,653
Century Communications=	25,000	0
Cheesecake Factory	1,755	84,714
Cinemark Holdings	1,830	60,994
Comcast Special Class	8,300	414,004
DSW Class A	4,500	192,285
Express†	3,480	64,972
Ford Motor	16,170	249,503
Francesca’s Holdings†	4,640	85,422
G-III Apparel Group†	2,460	181,523
Hilton Worldwide Holdings†	925	20,581
Iconix Brand Group†	3,195	126,842
Jack in the Box†	2,300	115,046
Johnson Controls	19,900	1,020,870
L Brands	19,000	1,175,150
Liberty Interactive Class A†	57,675	1,692,761
Lowe’s	21,400	1,060,370
Macy’s	5,130	273,942
Madden (Steven)†	4,025	147,275
McDonald’s	3,200	310,496
National CineMedia	3,695	73,752
NIKE Class B	10,175	800,162
Nordstrom	3,610	223,098
Perry Ellis International†	3,545	55,976
priceline.com†	1,230	1,429,752
Regal Entertainment Group Class A	5,520	107,364
Sally Beauty Holdings†	14,950	451,939
Shutterfly†	1,845	93,966
Starbucks	3,840	301,018
Target	2,630	166,400
Tenneco†	2,450	138,597
Viacom Class B	1,370	119,656
		12,650,003
Consumer Staples - 2.44%
Archer-Daniels-Midland	28,080	1,218,672
Avon Products	15,400	265,188
Casey’s General Stores	1,760	123,640
Coca-Cola	2,730	112,776
CVS Caremark	19,780	1,415,655
General Mills	5,090	254,042
J&J Snack Foods	950	84,161
Kimberly-Clark	2,580	269,507
Kraft Foods Group	19,167	1,033,467
Mondelez International	29,500	1,041,350
PepsiCo	4,890	405,577
Procter & Gamble	6,060	493,345
Susser Holdings†	2,400	157,176
Walgreen	24,475	1,405,844
		8,280,400
Energy - 3.21%
Bonanza Creek Energy†	1,785	77,594
Bristow Group	730	54,794
C&J Energy Services†	2,420	55,902
Carrizo Oil & Gas†	1,965	87,973
Chevron	12,780	1,596,350
ConocoPhillips	14,500	1,024,425
Diamondback Energy†	940	49,688
EOG Resources	11,040	1,852,954
Exxon Mobil	4,820	487,784
Halliburton	19,700	999,775
Jones Energy Class A†	2,390	34,607
Kinder Morgan	36,550	1,315,800
Kodiak Oil & Gas†	6,690	74,995
Marathon Oil	34,440	1,215,732
National Oilwell Varco	2,170	172,580
Occidental Petroleum	11,890	1,130,739
Pioneer Energy Services†	7,705	61,717
RigNet†	2,525	121,023
Rosetta Resources†	1,420	68,217
Schlumberger	4,540	409,099
		10,891,748
Financials - 5.59%
AFLAC	4,270	285,236
Allstate	19,400	1,058,076
American Equity Investment Life
Holding	5,400	142,452
American Tower	2,450	195,559
Ameriprise Financial	1,560	179,478
AMERISAFE	1,505	63,571
Apartment Investment & Management	2,600	67,366
AvalonBay Communities	1,775	209,858
Bank of New York Mellon	30,200	1,055,188
BBCN Bancorp	5,070	84,111
BlackRock	940	297,482
Boston Properties	1,575	158,083
Brandywine Realty Trust	7,150	100,744
BRE Properties	950	51,975
Bryn Mawr Bank	935	28,218
Camden Property Trust	1,225	69,678
Capital Bank Financial†	3,755	85,426
Capital One Financial	4,160	318,698
Cardinal Financial	4,995	89,910
CBL & Associates Properties	3,000	53,880
Citigroup	6,060	315,787
City Holding	1,915	88,722
CME Group	9,500	745,370
Cousins Properties	6,175	63,603
DCT Industrial Trust	18,795	134,008

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	8,725	$134,103
Douglas Emmett	4,450	103,641
Duke Realty	7,325	110,168
DuPont Fabros Technology	3,745	92,539
EastGroup Properties	1,245	72,123
EPR Properties	3,265	160,507
Equity Lifestyle Properties	1,150	41,665
Equity One	2,350	52,734
Equity Residential	4,500	233,415
Essent Group†	320	7,699
Essex Property Trust	550	78,931
Evercore Partners Class A	1,530	91,463
Extra Space Storage	1,325	55,822
Federal Realty Investment Trust	475	48,170
Fidelity & Guaranty Life†	1,990	37,691
First Industrial Realty Trust	5,675	99,029
First Potomac Realty Trust	3,200	37,216
Flushing Financial	4,240	87,768
General Growth Properties	9,425	189,160
Greenhill & Co	1,215	70,397
HCP	2,600	94,432
Health Care REIT	775	41,517
Healthcare Realty Trust	1,675	35,694
Healthcare Trust of America Class A	4,850	47,724
Highwoods Properties	1,825	66,010
Host Hotels & Resorts	22,120	430,013
Independent Bank@	2,195	86,022
IntercontinentalExchange Group	5,910	1,329,277
JPMorgan Chase	10,030	586,554
Kilroy Realty	1,525	76,525
Kimco Realty	5,425	107,144
Kite Realty Group Trust	10,610	69,708
LaSalle Hotel Properties	5,345	164,947
Lexington Realty Trust	5,450	55,645
Liberty Property Trust	1,250	42,338
LTC Properties	950	33,621
Macerich	1,850	108,947
Maiden Holdings	7,150	78,150
Marsh & McLennan	21,300	1,030,068
National Retail Properties	5,185	157,261
Park National	1,085	92,301
Pebblebrook Hotel Trust	1,875	57,675
Post Properties	1,050	47,492
Primerica	2,450	105,130
Progressive	34,775	948,314
ProLogis	8,050	297,448
Prosperity Bancshares	1,815	115,053
Prudential Financial	1,810	166,918
PS Business Parks	725	55,405
Public Storage	1,350	203,202
Ramco-Gershenson Properties Trust	8,040	126,550
Regency Centers	2,200	101,860
RLJ Lodging Trust	2,475	60,192
Sabra Health Care REIT	1,525	39,864
Simon Property Group	3,875	589,620
SL Green Realty	1,900	175,522
Sovran Self Storage	1,210	78,856
Spirit Realty Capital	6,800	66,844
State Street	2,880	211,363
Sterling Bancorp	6,100	81,557
Stifel Financial†	2,075	99,434
Strategic Hotels & Resorts†	7,425	70,166
Summit Hotel Properties	1,925	17,325
Sunstone Hotel Investors	5,200	69,680
Susquehanna Bancshares	8,335	107,021
Tanger Factory Outlet Centers	2,475	79,250
Taubman Centers	925	59,126
Texas Capital Bancshares†	930	57,846
Travelers	14,590	1,320,979
UDR	1,600	37,360
United Fire Group	2,050	58,753
Ventas	3,000	171,840
Vornado Realty Trust	2,525	224,195
Webster Financial	3,395	105,856
Wells Fargo	9,550	433,570
Western Alliance Bancorp†	3,265	77,903
		18,999,787
Healthcare - 4.46%
AbbVie	6,560	346,434
Acorda Therapeutics†	2,765	80,738
Air Methods†	3,020	176,157
Align Technology†	2,520	144,018
Alkermes†	2,940	119,540
Allergan	12,075	1,341,291
Auxilium Pharmaceuticals†	4,200	87,108
Baxter International	15,200	1,057,160
Cardinal Health	15,300	1,022,193
Celgene†	12,435	2,101,018
Cepheid†	1,890	88,301
Conmed	2,520	107,100
Cross Country Healthcare†	6,160	61,477
CryoLife	6,015	66,706
Express Scripts†	4,450	312,568
Gilead Sciences†	5,970	448,646
Haemonetics†	2,190	92,265
InterMune†	5,595	82,414
Johnson & Johnson	11,690	1,070,687
Medicines†	1,625	62,758
Merck	28,340	1,418,417
Merit Medical Systems†	3,465	54,539
Perrigo	4,625	709,753
Pfizer	50,082	1,534,012
Prestige Brands Holdings†	3,020	108,116

2 NQ-448 [12/13] 2/14 11/13 (12120)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Quest Diagnostics	19,400	$1,038,676
Quidel†	3,375	104,254
Spectrum Pharmaceuticals†	6,290	55,667
Thermo Fisher Scientific	2,990	332,937
UnitedHealth Group	4,600	346,380
Vertex Pharmaceuticals†	2,530	187,979
WellCare Health Plans†	1,295	91,194
West Pharmaceutical Services	3,005	147,425
Zoetis	4,580	149,720
		15,147,648
Industrials - 2.57%
AAON	4,972	158,855
Acuity Brands	1,420	155,234
Applied Industrial Technologies	2,390	117,325
Barnes Group	3,050	116,846
Caterpillar	930	84,453
Chart Industries†	195	18,650
Columbus McKinnon†	3,535	95,940
Cummins	990	139,560
Deere	1,200	109,596
Eaton	2,550	194,106
ESCO Technologies	1,735	59,441
Esterline Technologies†	550	56,078
FedEx	1,810	260,224
FTI Consulting†	2,650	109,021
General Electric	18,200	510,146
Granite Construction	2,713	94,901
Honeywell International	3,730	340,810
Hunt (J.B.) Transport Services	1,600	123,680
Kadant	2,705	109,607
KEYW Holding†	7,675	103,152
Kforce	5,575	114,065
Lockheed Martin	1,550	230,423
McGrath RentCorp	1,695	67,461
MYR Group†	3,375	84,645
Nielsen Holdings	3,380	155,108
Northrop Grumman	9,000	1,031,490
Raytheon	11,500	1,043,050
Republic Services	4,710	156,372
Roadrunner Transportation Systems†	3,405	91,765
Rockwell Collins	1,090	80,573
Tetra Tech†	2,845	79,603
Towers Watson Class A	800	102,088
Triumph Group	2,460	187,132
Union Pacific	1,990	334,320
United Stationers	2,800	128,492
United Technologies	3,470	394,886
URS	3,110	164,799
US Ecology	2,470	91,859
WageWorks†	1,445	85,891
Waste Management	23,000	1,032,010
XPO Logistics†	4,025	105,817
		8,719,474
Information Technology - 7.65%
Accelrys†	8,120	77,465
Accenture Class A	3,470	285,303
Adobe Systems†	22,375	1,339,815
Amkor Technology†	13,430	82,326
Anixter International	1,170	105,113
Apple	2,385	1,338,247
Applied Micro Circuits†	6,215	83,157
Brightcove†	7,080	100,111
Broadcom Class A	35,900	1,064,435
ChannelAdvisor†	1,830	76,329
Cisco Systems	53,720	1,206,014
eBay†	18,800	1,031,932
EMC	12,590	316,639
EPAM Systems†	1,905	66,561
ExlService Holdings†	1,475	40,740
Facebook Class A†	3,890	212,627
FARO Technologies†	1,720	100,276
Google Class A†	1,805	2,022,882
Intel	50,420	1,308,903
International Business Machines	1,320	247,592
InterXion Holding†	2,970	70,122
Intuit	13,950	1,064,664
j2 Global	2,170	108,522
MasterCard Class A	2,450	2,046,877
Microsoft	45,090	1,687,719
Motorola Solutions	15,614	1,053,945
NETGEAR†	2,405	79,221
Plantronics	1,630	75,714
Proofpoint†	4,115	136,495
QUALCOMM	26,640	1,978,020
Rally Software Development†	1,500	29,175
Rocket Fuel†	1,765	108,530
Rofin-Sinar Technologies†	2,950	79,709
Salesforce.com†	3,020	166,674
SciQuest†	2,650	75,472
Semtech†	3,840	97,075
SS&C Technologies Holdings†	2,100	92,946
Synaptics†	2,490	129,007
TeleTech Holdings†	3,970	95,042
Teradata†	13,200	600,468
Texas Instruments	4,010	176,079
Trulia†	2,490	87,822
VeriFone Systems†	10,475	280,940
VeriSign†	13,450	804,041
Visa Class A	9,225	2,054,223

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Xerox	84,700	$1,030,799
Yahoo†	16,500	667,260
		25,983,028
Materials - 0.80%
Axiall	2,135	101,284
Boise Cascade†	3,125	92,125
Cabot	1,550	79,670
Chemtura†	4,460	124,523
duPont (E.I.) deNemours	19,410	1,261,068
Eastman Chemical	2,850	229,995
Huntsman	5,200	127,920
Innophos Holdings	1,270	61,722
International Paper	2,510	123,065
Kaiser Aluminum	1,170	82,181
Materion	2,350	72,498
MeadWestvaco	3,360	124,085
Neenah Paper	1,740	74,420
Stepan	950	62,349
Taminco†	4,130	83,467
US Silica Holdings	940	32,063
		2,732,435
Telecommunication Services - 1.24%
AT&T	41,190	1,448,240
Atlantic Tele-Network	1,100	62,227
Crown Castle International†	21,475	1,576,909
inContact†	9,555	74,625
Verizon Communications	21,100	1,036,854
		4,198,855
Utilities - 0.55%
Cleco	1,990	92,774
Edison International	24,480	1,133,424
MDU Resources Group	5,620	171,691
NorthWestern	1,530	66,280
OGE Energy	5,060	171,534
Sempra Energy	1,810	162,466
UIL Holdings	1,505	58,319
		1,856,488
Total U.S. Markets (cost $61,787,432)		109,459,866
Developed Markets - 20.14%§
Consumer Discretionary - 3.13%
Adidas	2,480	316,244
Bayerische Motoren Werke	7,015	823,790
Benesse Holdings	4,500	180,758
Cie Financiere Richemont Class A	2,100	209,773
Citizen Holdings	23,100	194,868
Denso	4,500	237,695
Don Quijote	5,400	327,302
Hennes & Mauritz Class B	3,850	177,337
Honda Motor	7,700	317,789
Inditex	1,990	327,970
Kering	2,535	535,839
LVMH Moet Hennessy Louis Vuitton	1,010	184,242
NHK Spring	15,500	175,104
Nitori Holdings	10,024	948,908
Publicis Groupe	13,534	1,238,331
Shimamura	1,900	178,074
Shimano	2,200	188,841
Techtronic Industries	178,000	505,004
Toyota Motor	36,489	2,224,603
USS	13,500	185,146
WPP	10,350	236,541
Yue Yuen Industrial Holdings	273,000	911,831
		10,625,990
Consumer Staples - 2.71%
Anheuser-Busch InBev	3,420	363,500
Aryzta†	25,399	1,951,522
British American Tobacco	9,750	522,839
Carlsberg Class B	11,911	1,318,058
Compass Group	18,850	302,185
Danone	2,020	145,393
Diageo	12,600	417,337
Heineken	3,020	203,908
Kao	7,100	223,489
Koninklijke Ahold	9,600	172,348
L’Oreal	1,760	309,191
Nestle	8,830	647,115
Reckitt Benckiser Group	4,400	349,258
SABMiller	3,000	154,067
Tesco	134,518	744,849
Unicharm	2,900	165,446
Unilever	4,780	196,479
Unilever CVA	6,160	248,085
Uni-President China Holdings@	315,000	320,915
Wesfarmers	3,890	152,968
Woolworths	9,850	297,713
		9,206,665
Energy - 1.10%
AMEC	10,050	181,085
BG Group	12,450	267,524
CGG†	7,540	130,490
Lundin Petroleum†	7,700	149,862
Saipem	41,232	884,247
Subsea 7	45,381	870,181
Total	14,528	889,984
Transocean	7,500	370,650
		3,744,023
Financials - 3.07%
AEON Financial Service	5,100	136,739
AIA Group	39,800	199,657
AXA	47,665	1,325,225

4 NQ-448 [12/13] 2/14 11/13 (12120)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Baloise Holding	1,455	$185,523
Banco Bilbao Vizcaya Argentaria	14,900	183,415
Bank Leumi Le-Israel BM†	47,500	194,017
Commonwealth Bank of Australia	4,090	284,122
Credit Agricole†	14,100	180,493
Daito Trust Construction	2,000	186,949
Intesa Sanpaolo	93,000	228,752
Lloyds Banking Group†	282,000	368,386
Man Group	126,400	177,931
Mitsubishi UFJ Financial Group	195,573	1,298,302
Nomura Holdings	24,100	186,214
Nordea Bank	94,631	1,276,030
OCBC Bank	26,000	210,076
Pohjola Bank	7,880	157,999
Prudential	10,350	229,685
QBE Insurance Group	14,250	146,451
SCOR SE	4,550	166,282
Seven Bank	47,100	184,185
Societe Generale	3,180	184,701
Sony Financial Holdings	10,900	198,523
Standard Chartered	48,123	1,083,872
Tokyu Fudosan Holdings†	16,000	150,392
UBS†	14,940	286,045
UniCredit	137,865	1,016,982
		10,426,948
Healthcare - 2.89%
Bayer	4,340	609,382
CSL	4,950	304,793
Dainippon Sumitomo Pharma	11,700	183,231
Fresenius	1,480	227,586
ICON†	2,820	113,956
Meda Class A	9,092	115,477
Miraca Holdings	3,500	165,094
Novartis	21,978	1,761,424
Novo Nordisk ADR	4,500	831,420
Novo Nordisk Class B	1,635	299,712
Roche Holding	3,415	956,578
Sanofi	11,449	1,214,670
Shire	5,650	266,861
Smith & Nephew	15,950	227,431
Stada Arzneimittel	12,710	629,271
Teva Pharmaceutical Industries ADR	47,400	1,899,792
		9,806,678
Industrials - 3.22%
ABB†	15,100	399,222
Aggreko	7,720	218,497
CNH Industrial†	15,500	176,664
Cobham	38,800	176,385
Deutsche Lufthansa†	10,150	215,145
Deutsche Post	36,761	1,342,696
East Japan Railway	8,341	664,331
Elbit Systems	3,570	215,644
European Aeronautic Defence & Space	4,530	347,804
IHI	36,000	155,665
ITOCHU	86,949	1,074,766
Kone Class B	4,400	198,434
Koninklijke Philips Electronics	28,251	1,035,555
Mitsubishi Electric	23,000	289,171
Rolls-Royce Holdings	16,400	346,291
Sandvik	15,750	222,315
Schindler Holding	1,290	189,895
Schneider Electric	4,130	360,216
Singapore Airlines	19,000	156,678
Sodexo	2,170	219,835
Swire Pacific Class A	13,000	152,391
Travis Perkins	6,960	215,775
Vinci	17,657	1,159,154
Volvo Class B	18,850	248,063
Westjet Airlines	30,387	798,762
Wharf Holdings	20,000	152,945
Yamato Holdings	9,300	188,050
		10,920,349
Information Technology - 1.20%
ASML Holding	3,200	299,528
Avago Technologies	4,290	226,898
CGI Group Class A†	40,230	1,346,113
Computershare	19,700	200,176
Infineon Technologies	19,200	205,085
SAP	3,540	306,995
Seiko Epson	9,700	261,131
Teleperformance	17,683	1,077,542
Trend Micro†	4,800	168,183
		4,091,651
Materials - 1.83%
Air Liquide	2,320	328,099
Alumina†	164,000	163,276
Anglo American ADR	10,000	109,313
AuRico Gold	60,159	220,892
BASF	1,450	154,764
BHP Billiton Limited	14,300	485,074
Johnson Matthey	4,135	224,614
Lafarge	11,837	886,998
LANXESS	2,720	181,749
Rexam	97,781	859,066
Rio Tinto	19,867	1,121,785
Shin-Etsu Chemical	3,900	228,076
Syngenta	580	231,231
Syngenta ADR	8,125	649,513
Yamana Gold	41,326	356,396
		6,200,846
Telecommunication Services - 0.79%
BT Group	31,500	197,922

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Telecommunication Services (continued)
KDDI	13,014	$801,747
Nippon Telegraph & Telephone	10,173	547,844
Softbank	3,200	280,762
Telefonica	14,600	237,709
Vodafone Group	115,777	454,420
Ziggo	3,685	168,306
		2,688,710
Utilities - 0.20%
National Grid	28,497	371,888
Red Electrica	2,680	178,813
Shikoku Electric Power†	9,000	134,949
		685,650
Total Developed Markets
(cost $49,962,062)		68,397,510
Emerging Markets - 8.16%X
Consumer Discretionary - 0.46%
Arcos Dorados Holdings	19,200	232,704
Grupo Televisa ADR	19,450	588,557
Hyundai Motor	971	217,880
LG Electronics	2,989	193,203
Mahindra & Mahindra	11,528	176,015
Woolworths Holdings	21,137	150,417
		1,558,776
Consumer Staples - 1.15%
Anadolu Efes Biracilik Ve Malt Sanayii	25,884	280,156
Brasil Foods ADR	23,060	481,262
China Mengniu Dairy	98,000	465,078
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	5,800	259,086
Cia Cervecerias Unidas ADR	6,200	149,482
Fomento Economico Mexicano ADR	3,225	315,631
Hypermarcas	52,800	394,530
Lotte Chilsung Beverage@	238	343,792
Lotte Confectionery@	159	287,961
Tingyi Cayman Islands Holding	79,816	230,563
Tsingtao Brewery	26,162	221,154
United Spirits	6,601	278,445
Wal-Mart de Mexico Class V	80,072	210,164
		3,917,304
Energy - 1.25%
Cairn India	36,076	188,868
China Petroleum & Chemical	182,850	149,262
CNOOC ADR	1,340	251,464
Gazprom ADR	53,630	458,537
LUKOIL ADR	5,600	353,472
PetroChina ADR	1,700	186,558
Petroleo Brasileiro ADR	42,800	589,784
Polski Koncern Naftowy Orlen	10,580	143,747
PTT	24,691	214,672
Reliance Industries GDR 144A#@	29,658	861,268
Rosneft Oil GDR	35,600	271,094
Sasol ADR	5,100	252,195
Tambang Batubara Bukit Asam
Persero	132,000	110,891
YPF ADR	6,400	210,944
		4,242,756
Financials - 1.24%
Banco Santander Brasil ADR	32,650	199,165
Bangkok Bank	36,661	199,483
China Construction Bank	344,449	259,856
Etalon Group GDR 144A#=†	16,400	86,920
ICICI Bank ADR	6,700	249,039
Industrial & Commercial Bank of
China	606,800	410,042
Itau Unibanco Holding ADR	21,440	290,941
KB Financial Group ADR†	13,989	566,711
Powszechna Kasa Oszczednosci Bank
Polski	11,007	143,414
Remgro	9,969	197,498
Samsung Life Insurance	2,703	266,595
Sberbank=	143,664	442,383
Shinhan Financial Group	6,862	307,959
Standard Bank Group	25,365	312,940
UEM Sunrise	380,419	273,841
		4,206,787
Industrials - 0.32%
All America Latina Logistica	22,719	63,095
Empresas ICA SAB de CV ADR†	20,200	170,690
Gol Linhas Aereas Inteligentes ADR†	26,800	122,476
KCC@	1,445	642,314
Santos Brasil Participacoes	9,600	76,976
		1,075,551
Information Technology - 1.45%
Baidu ADR†	5,500	978,340
FIH Mobile†	258,000	138,742
Hon Hai Precision Industry	182,085	488,913
LG Display ADR†	15,800	191,812
MediaTek	21,000	312,204
Samsung Electronics	983	1,280,441
SINA†	3,500	294,875
Sohu.com†	7,400	539,682
Taiwan Semiconductor Manufacturing	68,069	240,728
Taiwan Semiconductor Manufacturing
ADR	12,400	216,256
United Microelectronics	398,000	164,769
WNS Holdings ADR†	4,275	93,665
		4,940,427
Materials - 0.79%
Anglo American Platinum†	3,361	126,209

6 NQ-448 [12/13] 2/14 11/13 (12120)

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Emerging MarketsX (continued)
Materials (continued)
ArcelorMittal South Africa†	18,369	$65,316
Braskem ADR†	14,575	260,164
Cemex ADR†	38,140	451,196
Cemex Latam Holdings†	41,949	321,681
Fibria Celulose ADR†	27,490	321,083
Gerdau@	13,000	83,049
Gerdau ADR	16,700	130,928
Impala Platinum Holdings	6,881	80,683
Siam Cement	9,500	115,876
Siam Cement NVDR	7,500	91,481
Sociedad Quimica y Minera de Chile
ADR	5,100	131,988
Ultratech Cement	5,681	162,061
Vale ADR	22,025	335,881
		2,677,596
Telecommunication Services - 1.50%
America Movil ADR	10,000	233,700
China Mobile	41,921	434,650
China Mobile ADR	5,425	283,673
China Telecom	440,000	222,429
China Unicom Hong Kong ADR	17,143	258,174
Chunghwa Telecom ADR	6,860	212,386
KT ADR†	27,650	411,156
MegaFon GDR	10,900	365,150
Mobile Telesystems ADR	8,600	186,018
MTN Group	12,126	250,866
SK Telecom ADR	38,200	940,484
Telefonica Brasil ADR	11,205	215,360
Tim Participacoes ADR@	26,000	682,240
Turkcell Iletisim Hizmetleri ADR†	12,550	167,543
Vodacom Group	18,537	235,026
		5,098,855
Total Emerging Markets
(cost $23,927,914)		27,718,052

Total Common Stock
(cost $135,677,408)		205,575,428

Convertible Preferred Stock - 0.33%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15	2,525	65,729
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	38	40,337
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration
date 12/31/49#	66	76,643
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16	590	31,984
6.125% exercise price $65.27,
expiration date 4/1/16	590	31,931
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration
date 3/31/14	2,500	166,641
Halcon Resources 5.75% exercise
price $6.16, expiration date
12/31/49	65	51,610
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49	99	123,527
Huntington Bancshares 8.50%
exercise price $11.95, expiration
date 12/31/49	49	61,985
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	2,057	120,335
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	3,200	100,928
SandRidge Energy 8.50% exercise
price $8.01, expiration date
12/31/49	1,073	112,196
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	138	152,490
Total Convertible Preferred Stock
(cost $1,050,620)		1,136,336

Exchange-Traded Funds - 0.40%
iShares MSCI EAFE ETF	3,800	254,828
iShares MSCI EAFE Growth Index ETF	5,580	398,858
Vanguard FTSE Developed Markets
ETF	16,520	688,554
Total Exchange-Traded Funds
(cost $1,292,127)		1,342,240

	Principal
	Amount°
Agency Asset-Backed Securities - 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407%
9/26/33•	63,272	69,397
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.505%
11/25/32•	7,194	6,559
Total Agency Asset-Backed
Securities (cost $69,957)		75,956

Agency Collateralized Mortgage Obligations - 0.34%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	31,989	36,628
Series 2003-26 AT
5.00% 11/25/32	69,656	72,633
Series 2010-41 PN 4.50% 4/25/40	120,000	127,334
Series 2010-96 DC 4.00% 9/25/25	5,000	5,255

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-122 SD
5.935% 11/25/42•Σ	197,822	$49,397
Series 2012-124 SD
5.985% 11/25/42•Σ	274,410	64,500
Series 2013-38 AI 3.00% 4/25/33Σ	552,082	88,019
Series 2013-44 DI
3.00% 5/25/33£	826,660	131,888
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	23,869	27,229
Series 4065 DE 3.00% 6/15/32	30,000	28,139
Series 4148 SA
5.933% 12/15/42•Σ	334,001	77,046
Series 4185 LI 3.00% 3/15/33Σ	204,890	32,810
Series 4191 CI 3.00% 4/15/33Σ	96,415	15,442
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	310,730
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20	100,000	103,296
Total Agency Collateralized
Mortgage Obligations
(cost $1,182,756)		1,170,346

Agency Mortgage-Backed Securities - 6.03%
Fannie Mae
4.50% 5/1/41	74,888	78,221
6.50% 8/1/17	14,953	16,517
Fannie Mae ARM
2.412% 5/1/43•	82,064	80,255
2.546% 6/1/43•	27,977	27,471
3.293% 9/1/43•	103,493	104,892
Fannie Mae Relocation 30 yr
5.00% 1/1/36	6,065	6,521
Fannie Mae S.F. 15 yr
2.50% 10/1/27	93,683	93,037
2.50% 2/1/28	305,647	303,535
3.00% 11/1/27	26,760	27,359
3.50% 7/1/26	99,364	103,994
4.00% 4/1/24	32,114	34,058
4.00% 11/1/25	235,878	251,406
4.50% 4/1/18	11,240	11,963
5.00% 9/1/18	18,764	19,991
5.50% 6/1/22	2,708	2,879
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	2,275,000	2,246,207
3.00% 2/1/28	3,033,000	3,088,092
3.50% 2/1/28	1,510,000	1,575,060
Fannie Mae S.F. 20 yr
3.00% 8/1/33	78,395	77,240
3.00% 9/1/33	75,849	74,732
3.50% 4/1/33	15,078	15,355
Fannie Mae S.F. 20 yr
3.50% 9/1/33	56,036	$57,079
5.00% 11/1/23	7,593	8,237
5.50% 8/1/28	17,211	19,003
5.50% 12/1/29	11,633	12,820
6.00% 9/1/29	57,993	64,732
Fannie Mae S.F. 30 yr
3.00% 7/1/42	77,529	73,687
3.00% 10/1/42	1,202,476	1,142,800
3.00% 12/1/42	202,499	192,451
3.00% 4/1/43	658,595	625,968
3.00% 7/1/43	175,125	166,457
3.50% 7/1/42	13,419	13,344
3.50% 6/1/43	34,097	33,928
4.00% 11/1/40	39,993	41,196
4.00% 1/1/41	185,960	191,581
4.00% 9/1/41	27,113	27,932
4.00% 3/1/42	199,955	205,978
4.00% 1/1/43	91,256	93,995
4.50% 7/1/36	31,045	32,904
4.50% 4/1/40	36,684	38,853
4.50% 11/1/40	95,621	101,344
4.50% 2/1/41	44,689	47,371
4.50% 3/1/41	195,764	207,498
4.50% 5/1/41	120,904	128,529
4.50% 10/1/41	111,827	118,498
4.50% 11/1/41	102,198	108,343
4.50% 9/1/43	81,709	86,669
5.00% 2/1/35	6,653	7,245
5.00% 4/1/35	32,126	34,873
5.00% 2/1/36	39,409	42,771
5.50% 2/1/33	75,330	82,988
5.50% 4/1/34	26,331	29,007
5.50% 11/1/34	8,971	9,886
5.50% 12/1/34	47,619	52,375
5.50% 3/1/35	37,317	41,034
5.50% 5/1/35	44,403	49,221
5.50% 5/1/36	13,537	14,883
5.50% 8/1/37	71,773	78,936
5.50% 1/1/38	79,009	87,045
5.50% 9/1/38	93,677	102,978
6.00% 5/1/36	88,205	98,218
6.50% 2/1/36	29,302	32,585
7.50% 6/1/31	19,980	23,746
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	1,327,000	1,256,399
3.50% 2/1/43	1,664,000	1,648,010
4.00% 2/1/43	2,022,000	2,075,078
4.50% 2/1/43	1,038,000	1,096,428
Freddie Mac
4.50% 1/1/41	134,548	140,550
Freddie Mac ARM
2.464% 4/1/34•	9,328	9,861
2.499% 7/1/36•	22,888	24,445

8 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal	Value
	Amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
4.00% 12/1/24	40,488	$42,746
4.00% 8/1/25	36,082	38,105
5.00% 6/1/18	21,012	22,247
Freddie Mac S.F. 30 yr
3.00% 10/1/42	89,600	84,991
3.00% 11/1/42	99,265	94,181
4.00% 11/1/40	67,445	69,306
4.00% 12/1/40	4,260	4,378
4.00% 2/1/42	46,029	47,305
4.50% 10/1/39	133,087	140,958
4.50% 3/1/42	446,247	472,996
4.50% 10/1/43	39,817	42,481
6.00% 8/1/38	89,953	100,070
7.00% 11/1/33	20,629	23,619
Freddie Mac S.F. 30 yr TBA
5.50% 2/1/43	154,000	168,101
GNMA I S.F. 30 yr
7.50% 9/15/31	17,441	19,137
Total Agency Mortgage-Backed
Securities (cost $20,733,880)		20,489,165

Commercial Mortgage-Backed Securities - 0.89%
BAML Commercial Mortgage
Series 2006-4 A4 5.634% 7/10/46	135,000	146,342
Bear Stearns Commercial Mortgage
Securities
Series 2004-PWR4 A3
5.468% 6/11/41•	40,772	41,005
Series 2005-PW10 A4
5.405% 12/11/40•	240,000	254,627
Series 2006-PW12 A4
5.712% 9/11/38•	345,000	377,120
Commercial Mortgage Pass Through
Certificates
Series 2005-C6 A5A 5.116%
6/10/44◆•	75,000	78,873
Series 2013-CR12 A4 4.046%
10/10/46◆	125,000	126,157
Credit Suisse Commercial Mortgage
Trust
Series 2006-C1 AAB
5.465% 2/15/39•	24,821	25,328
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46#	315,000	347,487
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20#•	36,000	38,400
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	170,452	172,160
Series 2005-GG4 A4A
4.751% 7/10/39	19,741	20,451
Goldman Sachs Mortgage Securities
Trust
Series 2010-C1 A2 144A
4.592% 8/10/43#	165,000	178,480
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30#	100,000	98,999
JPMorgan Chase Commercial
Mortgage Securities
Series 2011-C5 A3
4.171% 8/15/46	130,000	136,518
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	21,220	21,704
Series 2005-C3 B
4.895% 7/15/40•	55,000	56,616
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.207% 11/14/42•	45,000	47,226
Series 2005-HQ7 C
5.207% 11/14/42•	265,000	262,020
VNO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30#	315,000	293,725
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	120,000	112,522
Series 2013-C14 A5
3.337% 6/15/46	190,000	182,554
Total Commercial Mortgage-Backed
Securities (cost $3,020,060)		3,018,314

Convertible Bonds - 1.19%
Advanced Micro Devices 6.00%
exercise price $28.08, expiration
date 4/30/15	102,000	106,973
Alaska Communications Systems
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18#	124,000	102,920
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	96,000	108,360
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	88,000	95,095
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27ϕ	182,000	175,061
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	112,000	117,040
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration
date 12/1/18	81,000	85,455
Chesapeake Energy 2.25% exercise
price $85.40, expiration date
12/14/38	60,000	56,250

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.50% exercise
price $50.90, expiration date
5/15/37		62,000	$63,240
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18#		67,000	96,857
Dendreon 2.875% exercise price
$51.24, expiration date 1/13/16		77,000	49,761
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16		33,000	72,146
General Cable 5.00% exercise price
$35.88, expiration date 11/15/29ϕ		151,000	162,042
Gilead Sciences 1.625% exercise price
$22.71, expiration date 5/1/16		46,000	151,800
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration
date 3/12/32		109,000	130,868
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42ϕ		120,000	122,850
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16#		63,000	87,688
Intel 3.25% exercise price $21.94,
expiration date 8/1/39		66,000	89,843
Jefferies Group 3.875% exercise price
$45.51, expiration date 10/31/29		93,000	98,754
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration
date 8/1/35		93,000	112,472
Liberty Interactive 144A 0.75%
exercise price $1,000.00, expiration
date 3/30/43#		82,000	102,603
Liberty Interactive 144A 1.00%
exercise price $74.31, expiration
date 9/28/43#		73,000	77,198
Live Nation Entertainment 2.875%
exercise price $27.14, expiration
date 7/14/27		99,000	100,856
MGM Resorts International 4.25%
exercise price $18.58, expiration
date 4/10/15		100,000	137,750
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		41,000	134,634
Nuance Communications 2.75%
exercise price $32.30, expiration
date 11/1/31		161,000	158,082
NuVasive 2.75% exercise price
$42.13, expiration date 6/30/17		176,000	191,510
Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 5/28/15#		62,000	64,906
Peabody Energy 4.75% exercise price
$57.95, expiration date 12/15/41		155,000	123,322
Ryman Hospitality Properties 144A
3.75% exercise price $21.38,
expiration date 9/29/14#		44,000	86,130
SanDisk 1.50% exercise price $52.00,
expiration date 8/11/17		101,000	149,354
SBA Communications 4.00% exercise
price $30.38, expiration date
9/29/14		19,000	56,335
Steel Dynamics 5.125% exercise price
$17.14, expiration date 6/15/14		41,000	48,406
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32		136,000	136,935
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		89,000	76,095
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date
7/15/43#		77,000	83,160
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19•		52,000	61,509
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		75,000	135,656
WellPoint 2.75% exercise price
$75.23, expiration date 10/15/42		28,000	38,045
Total Convertible Bonds
(cost $3,428,962)			4,047,961

Corporate Bonds - 22.17%
Banking - 2.77%
Banco de Costa Rica 144A
5.25% 8/12/18#		200,000	199,500
Banco do Brasil 144A
3.75% 7/25/18#	EUR	130,000	181,989
Banco Nacional de Costa Rica 144A
4.875% 11/1/18#		200,000	196,500
Banco Santander Mexico
144A 4.125% 11/9/22#		150,000	141,750
144A 5.95% 1/30/24#•		200,000	203,000
Bancolombia 5.95% 6/3/21		154,000	160,930
Bank of America
2.60% 1/15/19		290,000	291,622
3.875% 3/22/17		115,000	122,835
Barclays 8.25% 12/29/49•		200,000	206,875
Barclays Bank 7.625% 11/21/22		200,000	213,500
BB&T 5.25% 11/1/19		184,000	206,488
BBVA Banco Continental 144A
3.25% 4/8/18#		135,000	135,338
BBVA Bancomer 144A
6.50% 3/10/21#		150,000	159,000
City National 5.25% 9/15/20		150,000	161,319
Credit Suisse 144A 6.50% 8/8/23#		250,000	266,563
Credit Suisse Group 144A
7.50% 12/11/49#•		200,000	211,560
Fifth Third Bancorp
4.30% 1/16/24		95,000	93,234
5.10% 12/29/49•		185,000	164,188
Goldman Sachs Group 3.375% 2/1/18	CAD	103,000	98,108

10 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
HBOS Capital Funding 144A
6.071% 6/29/49#•		335,000	$335,419
HSBC Bank 144A 4.75% 1/19/21#		150,000	163,059
ING Bank 144A 5.80% 9/25/23#		200,000	209,508
JPMorgan Chase
4.25% 11/2/18	NZD	135,000	105,117
5.625% 8/16/43		160,000	169,709
KeyBank 5.45% 3/3/16		290,000	315,759
KeyCorp 2.30% 12/13/18		130,000	129,207
Morgan Stanley
5.00% 11/24/25		190,000	190,992
7.375% 2/22/18	AUD	371,000	361,139
7.60% 8/8/17	NZD	104,000	90,141
National City Bank 0.612% 6/7/17•		250,000	247,454
Northern Trust 3.95% 10/30/25		95,000	92,793
PNC Funding 5.125% 2/8/20		530,000	596,062
PNC Preferred Funding Trust II 144A
1.465% 3/31/49#•		300,000	279,000
Rabobank 4.625% 12/1/23		250,000	252,252
Santander Holdings USA
3.45% 8/27/18		115,000	118,078
State Street 3.10% 5/15/23		240,000	223,600
SunTrust Bank
0.528% 8/24/15•		125,000	124,019
2.35% 11/1/18		55,000	54,771
SVB Financial Group 5.375% 9/15/20		215,000	237,450
Turkiye Is Bankasi 144A
7.85% 12/10/23#		200,000	199,820
USB Capital IX 3.50% 10/29/49•		255,000	200,175
USB Realty 144A
1.391% 12/29/49#•		100,000	93,000
VEB Finance 144A
4.224% 11/21/18#		240,000	241,500
Wachovia 0.614% 10/15/16•		90,000	89,569
Wells Fargo
144A 4.48% 1/16/24#		118,000	117,698
5.375% 11/2/43		195,000	200,430
Yapi ve Kredi Bankasi AS 144A
5.25% 12/3/18#		200,000	194,760
Zions Bancorp
4.50% 3/27/17		25,000	26,491
4.50% 6/13/23		195,000	190,438
7.75% 9/23/14		147,000	153,571
			9,417,280
Basic Industry - 1.98%
AK Steel 7.625% 5/15/20		55,000	55,138
ArcelorMittal 10.35% 6/1/19		145,000	184,150
Ball 5.00% 3/15/22		100,000	99,500
Barrick Gold 4.10% 5/1/23		170,000	153,952
Barrick North America Finance
5.75% 5/1/43		45,000	40,599
BHP Billiton Finance USA
3.25% 11/21/21		115,000	114,516
Builders FirstSource 144A
7.625% 6/1/21#		120,000	125,700
Cemex 144A 9.50% 6/15/18#		200,000	228,000
Cemex Espana Luxembourg 144A
9.25% 5/12/20#		75,000	82,688
CF Industries
6.875% 5/1/18		250,000	290,230
7.125% 5/1/20		81,000	95,067
Crown Americas 4.50% 1/15/23		40,000	37,600
Dow Chemical 8.55% 5/15/19		776,000	1,003,092
FMC 4.10% 2/1/24		145,000	144,282
FMG Resources August 2006 144A
6.875% 4/1/22#		329,000	360,255
Freeport-McMoRan Copper & Gold
3.875% 3/15/23		70,000	66,321
Georgia-Pacific 8.00% 1/15/24		340,000	438,393
Glencore Funding 144A
2.50% 1/15/19#		80,000	77,556
Headwaters 7.625% 4/1/19		130,000	140,725
Immucor 11.125% 8/15/19		110,000	124,300
International Paper
6.00% 11/15/41		130,000	141,667
7.50% 8/15/21		45,000	55,248
LSB Industries 144A 7.75% 8/1/19#		55,000	58,025
LyondellBasell Industries
5.75% 4/15/24		210,000	235,806
MMC Finance 144A
5.55% 10/28/20#		200,000	199,750
Mosaic
5.45% 11/15/33		45,000	45,987
5.625% 11/15/43		135,000	137,453
Nortek 8.50% 4/15/21		110,000	122,375
Novelis 8.75% 12/15/20		90,000	100,575
Nucor 4.00% 8/1/23		80,000	78,248
Packaging Corp of America
4.50% 11/1/23		110,000	110,501
Perstorp Holding 144A
8.75% 5/15/17#		200,000	216,000
Plains Exploration & Production
6.50% 11/15/20		100,000	110,487
PolyOne 5.25% 3/15/23		70,000	68,600
Rio Tinto Finance U.S.A.
3.50% 11/2/20		130,000	132,927
Rockwood Specialties Group
4.625% 10/15/20		70,000	71,838
Ryerson
9.00% 10/15/17		55,000	58,369
11.25% 10/15/18		20,000	21,300
Samarco Mineracao 144A
5.75% 10/24/23#		200,000	198,500
Teck Resources 3.75% 2/1/23		105,000	98,058
TPC Group 144A 8.75% 12/15/20#		60,000	64,050

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
U.S. Coatings Acquisition 144A
7.375% 5/1/21#		150,000	$160,688
Vale Overseas 5.625% 9/15/19		55,000	59,944
Vedanta Resources 144A
6.00% 1/31/19#		200,000	194,500
Weyerhaeuser 4.625% 9/15/23		120,000	122,004
			6,724,964
Brokerage - 0.16%
Jefferies Group
5.125% 1/20/23		50,000	50,664
6.45% 6/8/27		55,000	57,424
6.50% 1/20/43		35,000	34,818
Lazard Group
4.25% 11/14/20		130,000	129,909
6.85% 6/15/17		235,000	265,170
			537,985
Capital Goods - 0.88%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#		340,000	369,750
Ball 4.00% 11/15/23		205,000	184,500
Berry Plastics 9.75% 1/15/21		95,000	110,438
BOE Merger 144A PIK
9.50% 11/1/17#		10,000	10,675
Consolidated Container 144A
10.125% 7/15/20#		45,000	48,150
Crane
2.75% 12/15/18		85,000	84,683
4.45% 12/15/23		70,000	69,328
Flowserve 4.00% 11/15/23		105,000	102,311
GE Capital Canada Funding
2.42% 5/31/18	CAD	127,000	118,292
HD Supply 7.50% 7/15/20		47,000	50,878
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19#		105,000	103,611
144A 4.25% 6/15/23#		350,000	342,506
Milacron 144A 7.75% 2/15/21#		80,000	84,400
Plastipak Holdings 144A
6.50% 10/1/21#		105,000	109,200
Reynolds Group Issuer
8.25% 2/15/21		220,000	235,950
9.875% 8/15/19		315,000	352,013
Rock-Tenn
3.50% 3/1/20		5,000	4,925
4.00% 3/1/23		220,000	210,517
Sealed Air 144A 6.50% 12/1/20#		165,000	178,200
TransDigm 7.50% 7/15/21		110,000	118,800
URS
144A 3.85% 4/1/17#		20,000	20,390
144A 5.00% 4/1/22#		75,000	73,995
			2,983,512
Consumer Cyclical - 1.48%
American Axle & Manufacturing
6.25% 3/15/21		100,000	106,750
AmeriGas Finance 6.75% 5/20/20		75,000	82,313
Chinos Intermediate Holdings 144A
PIK 7.75% 5/1/19#❆		115,000	117,875
Chrysler Group 8.25% 6/15/21		200,000	228,500
Cummins 3.65% 10/1/23		190,000	187,828
CVS Caremark 4.00% 12/5/23		330,000	329,971
Daimler Finance North America 144A
2.25% 7/31/19#		215,000	210,994
Dave & Buster’s 11.00% 6/1/18		25,000	27,531
Delphi 6.125% 5/15/21		135,000	150,356
Ford Motor 7.45% 7/16/31		108,000	132,613
Ford Motor Credit 12.00% 5/15/15		185,000	212,455
General Motors 144A
3.50% 10/2/18#		120,000	123,300
Hanesbrands 6.375% 12/15/20		85,000	93,288
HD Supply 11.00% 4/15/20		45,000	53,550
Historic TW 6.875% 6/15/18		315,000	374,870
Home Depot 3.75% 2/15/24		115,000	114,703
Host Hotels & Resorts
3.75% 10/15/23		130,000	120,776
4.75% 3/1/23		145,000	146,249
5.25% 3/15/22		65,000	67,870
5.875% 6/15/19		45,000	48,853
International Game Technology
5.35% 10/15/23		265,000	273,348
Landry’s 144A 9.375% 5/1/20#		50,000	54,750
Levi Strauss 6.875% 5/1/22		125,000	138,125
LKQ 144A 4.75% 5/15/23#		60,000	55,950
Marriott International
3.375% 10/15/20		115,000	114,056
Meritor 6.75% 6/15/21		55,000	56,375
QVC 4.375% 3/15/23		355,000	332,520
Rite Aid 9.25% 3/15/20		85,000	97,963
Sally Holdings 5.75% 6/1/22		85,000	88,825
Suburban Propane Partners
7.375% 8/1/21		32,000	35,040
Tomkins 9.00% 10/1/18		28,000	30,800
TRW Automotive
144A 4.45% 12/1/23#		100,000	97,250
144A 4.50% 3/1/21#		100,000	101,500
Viacom 5.85% 9/1/43		300,000	316,496
William Carter 144A 5.25% 8/15/21#		5,000	5,100
Wok Acquisition 144A
10.25% 6/30/20#		45,000	49,106
Wyndham Worldwide 5.625% 3/1/21		90,000	96,243
Yum Brands 3.875% 11/1/23		155,000	150,232
			5,024,324
Consumer Non-Cyclical - 1.78%
Accellent 8.375% 2/1/17		50,000	52,500
Alere 7.25% 7/1/18		15,000	16,556

12 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BFF International 144A
7.25% 1/28/20#		100,000	$111,000
Biomet
6.50% 8/1/20		75,000	79,125
6.50% 10/1/20		215,000	222,525
Boston Scientific
2.65% 10/1/18		90,000	90,713
6.00% 1/15/20		190,000	218,406
BRF 144A 5.875% 6/6/22#		200,000	200,100
CareFusion 6.375% 8/1/19		315,000	356,917
Celgene
3.25% 8/15/22		15,000	14,228
3.95% 10/15/20		245,000	254,134
Coca-Cola Femsa 2.375% 11/26/18		150,000	149,267
Community Health Systems
8.00% 11/15/19		40,000	43,600
Constellation Brands
3.75% 5/1/21		15,000	14,138
6.00% 5/1/22		100,000	107,250
Del Monte 7.625% 2/15/19		90,000	93,713
ENA Norte Trust 144A
4.95% 4/25/23#		237,759	230,946
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22#		85,000	90,100
HCA Holdings 6.25% 2/15/21		77,000	80,754
Jarden
6.125% 11/15/22		45,000	48,375
7.50% 1/15/20		25,000	27,125
JBS Investments 144A
7.75% 10/28/20#		200,000	203,000
Kinetic Concepts 10.50% 11/1/18		90,000	103,950
Kroger 3.30% 1/15/21		210,000	208,941
LifePoint Hospitals 144A
5.50% 12/1/21#		215,000	216,344
MultiPlan 144A 9.875% 9/1/18#		120,000	132,600
Mylan 144A 3.125% 1/15/23#		155,000	140,931
NBTY 9.00% 10/1/18		65,000	71,581
Pernod-Ricard
144A 4.25% 7/15/22#		150,000	149,883
144A 5.75% 4/7/21#		295,000	325,656
Prestige Brands 144A
5.375% 12/15/21#		160,000	162,400
Radnet Management
10.375% 4/1/18		42,000	42,105
Red de Carreteras de Occidente 144A
9.00% 6/10/28#	MXN	2,000,000	138,670
Salix Pharmaceuticals 144A
6.00% 1/15/21#		170,000	174,675
Scotts Miracle-Gro 6.625% 12/15/20		40,000	43,300
Smithfield Foods 6.625% 8/15/22		100,000	106,500
Spectrum Brands Escrow 144A
6.375% 11/15/20#		95,000	101,650
Tenet Healthcare
144A 6.00% 10/1/20#		260,000	271,863
8.00% 8/1/20		40,000	43,550
Valeant Pharmaceuticals International
144A 5.625% 12/1/21#		30,000	30,225
144A 6.375% 10/15/20#		70,000	74,113
144A 7.00% 10/1/20#		20,000	21,650
Want Want China Finance 144A
1.875% 5/14/18#		200,000	190,994
Yale University 2.90% 10/15/14		80,000	81,595
Zimmer Holdings
3.375% 11/30/21		165,000	158,271
4.625% 11/30/19		145,000	158,150
Zoetis 3.25% 2/1/23		190,000	178,121
			6,032,190
Energy - 3.05%
AmeriGas Finance 7.00% 5/20/22		75,000	81,750
Bristow Group 6.25% 10/15/22		90,000	95,351
Cameron International
4.00% 12/15/23		55,000	54,461
Chaparral Energy 7.625% 11/15/22		25,000	26,875
Chesapeake Energy
5.375% 6/15/21		10,000	10,400
5.75% 3/15/23		205,000	212,175
CNOOC Curtis Funding 144A
4.50% 10/3/23#		200,000	198,884
Comstock Resources 7.75% 4/1/19		40,000	42,700
Continental Resources 4.50% 4/15/23		270,000	274,050
Ecopetrol 7.625% 7/23/19		148,000	176,120
El Paso Pipeline Partners Operating
6.50% 4/1/20		260,000	299,889
Enbridge Energy Partners
8.05% 10/1/37•		350,000	387,750
Energy Transfer Partners
3.60% 2/1/23		245,000	227,310
5.95% 10/1/43		65,000	66,173
6.50% 2/1/42		60,000	64,699
9.70% 3/15/19		120,000	155,537
Energy XXI Gulf Coast 144A
7.50% 12/15/21#		155,000	162,363
Enterprise Products Operating
7.034% 1/15/68•		390,000	431,331
9.75% 1/31/14		135,000	135,947
Exterran Partners 144A
6.00% 4/1/21#		40,000	39,900
Forest Oil 7.25% 6/15/19		29,000	28,384
Gazprom 144A 3.85% 2/6/20#		200,000	194,000
Gazprom Neft 144A
6.00% 11/27/23#		215,000	219,300
Halcon Resources 8.875% 5/15/21		105,000	106,575
Hercules Offshore 144A
8.75% 7/15/21#		30,000	33,600

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
KazMunayGas National 144A
9.125% 7/2/18#	200,000	$243,250
Key Energy Services 6.75% 3/1/21	105,000	108,150
Kinder Morgan Energy Partners
3.50% 9/1/23	55,000	50,602
9.00% 2/1/19	220,000	279,816
Laredo Petroleum 7.375% 5/1/22	140,000	152,600
Linn Energy
6.50% 5/15/19	25,000	25,625
144A 7.00% 11/1/19#	15,000	15,225
8.625% 4/15/20	47,000	50,995
Lukoil International Finance
6.125% 11/9/20	425,000	462,613
MarkWest Energy Partners
5.50% 2/15/23	45,000	45,563
Midstates Petroleum 9.25% 6/1/21	155,000	162,750
Murphy Oil U.S.A. 144A
6.00% 8/15/23#	80,000	80,800
Newfield Exploration 5.625% 7/1/24	110,000	110,000
Oasis Petroleum 144A
6.875% 3/15/22#	110,000	117,150
ONGC Videsh 2.50% 5/7/18	200,000	188,928
Pacific Rubiales Energy 144A
7.25% 12/12/21#	200,000	213,000
PDC Energy 7.75% 10/15/22	40,000	43,400
Petrobras Global Finance
3.00% 1/15/19	210,000	197,050
Petrobras International Finance
5.375% 1/27/21	257,000	256,329
Petrohawk Energy 7.25% 8/15/18	170,000	183,685
Petroleos de Venezuela
8.50% 11/2/17	80,000	66,800
Petroleos Mexicanos 6.50% 6/2/41	25,000	26,250
Plains All American Pipeline
8.75% 5/1/19	220,000	281,704
Pride International 6.875% 8/15/20	460,000	551,545
PTT Exploration & Production 144A
3.707% 9/16/18#	200,000	203,359
Regency Energy Partners
4.50% 11/1/23	155,000	141,825
Rosetta Resources 5.625% 5/1/21	160,000	160,400
Samson Investment 144A
10.50% 2/15/20#	105,000	114,975
SandRidge Energy
7.50% 3/15/21	30,000	31,575
8.125% 10/15/22	370,000	394,050
Statoil
2.90% 11/8/20	100,000	99,499
3.70% 3/1/24	100,000	99,491
Sunoco Logistics Partners Operations
3.45% 1/15/23	160,000	147,295
Talisman Energy
3.75% 2/1/21	70,000	67,875
Talisman Energy
5.50% 5/15/42	330,000	311,906
TransCanada PipeLines
6.35% 5/15/67•	505,000	519,132
Williams Partners
4.50% 11/15/23	160,000	159,227
7.25% 2/1/17	185,000	213,481
YPF 144A 8.875% 12/19/18#	55,000	57,338
		10,360,782
Financials - 0.76%
CDP Financial
144A 4.40% 11/25/19#	250,000	275,574
144A 5.60% 11/25/39#	250,000	280,658
E Trade Financial 6.375% 11/15/19	90,000	97,088
General Electric Capital
2.10% 12/11/19	25,000	24,341
4.375% 9/16/20	195,000	211,647
6.00% 8/7/19	240,000	281,936
6.25% 12/29/49•	300,000	311,034
7.125% 12/29/49•	100,000	111,930
Hyundai Capital America 144A
2.125% 10/2/17#	85,000	84,494
International Lease Finance
5.875% 4/1/19	55,000	58,850
6.25% 5/15/19	103,000	112,013
8.25% 12/15/20	225,000	263,813
8.75% 3/15/17	35,000	41,388
Invesco Finance 4.00% 1/30/24	60,000	59,593
Nuveen Investments 144A
9.50% 10/15/20#	150,000	151,125
Woodside Finance 144A
8.75% 3/1/19#	175,000	221,800
		2,587,284
Insurance - 0.84%
Allstate 5.75% 8/15/53•	150,000	151,406
American International Group
6.40% 12/15/20	20,000	23,671
8.25% 8/15/18	145,000	181,738
Berkshire Hathaway Finance
2.90% 10/15/20	155,000	153,947
Chubb 6.375% 3/29/67•	220,000	239,250
Highmark
144A 4.75% 5/15/21#	80,000	75,333
144A 6.125% 5/15/41#	30,000	26,918
Hockey Merger Sub 2 144A
7.875% 10/1/21#	110,000	113,575
ING U.S. 5.65% 5/15/53•	175,000	170,231
Liberty Mutual Group
144A 4.25% 6/15/23#	260,000	251,520
144A 6.50% 5/1/42#	80,000	88,094
144A 7.00% 3/15/37#•	70,000	72,450
MetLife 6.40% 12/15/36	20,000	20,650

14 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
MetLife Capital Trust X 144A
9.25% 4/8/38#	400,000	$516,000
Onex USI Acquisition 144A
7.75% 1/15/21#	20,000	20,550
Prudential Financial
3.875% 1/14/15	40,000	41,361
4.50% 11/15/20	5,000	5,372
5.625% 6/15/43•	80,000	78,800
5.875% 9/15/42•	265,000	270,631
6.00% 12/1/17	165,000	189,901
XL Group 6.50% 12/29/49•	150,000	148,313
		2,839,711
Media - 0.87%
CCO Holdings
5.25% 9/30/22	55,000	51,631
7.00% 1/15/19	25,000	26,406
7.375% 6/1/20	10,000	10,875
Cequel Communications Holdings I
144A 6.375% 9/15/20#	135,000	139,050
Clear Channel Worldwide Holdings
7.625% 3/15/20	80,000	84,500
7.625% 3/15/20	10,000	10,450
Cox Communications 144A
3.25% 12/15/22#	230,000	208,519
CSC Holdings 6.75% 11/15/21	105,000	113,663
DISH DBS
5.00% 3/15/23	130,000	121,875
5.875% 7/15/22	105,000	105,525
7.875% 9/1/19	49,000	56,228
Gray Television 7.50% 10/1/20	100,000	106,750
Myriad International Holdings 144A
6.375% 7/28/17#	200,000	224,250
Nara Cable Funding 144A
8.875% 12/1/18#	200,000	216,000
Nielsen Finance 4.50% 10/1/20	65,000	63,538
Nielsen Luxembourg 144A
5.50% 10/1/21#	70,000	71,225
Omnicom Group 3.625% 5/1/22	80,000	77,609
Sinclair Television Group
5.375% 4/1/21	170,000	168,300
6.125% 10/1/22	60,000	60,900
Sirius XM Radio 144A
4.625% 5/15/23#	135,000	122,513
Thomson Reuters 4.30% 11/23/23	140,000	140,883
Time Warner Cable
5.85% 5/1/17	165,000	180,102
8.25% 4/1/19	190,000	222,828
Univision Communications 144A
5.125% 5/15/23#	200,000	200,750
UPCB Finance III 144A
6.625% 7/1/20#	150,000	160,125
		2,944,495
Real Estate - 0.83%
Alexandria Real Estate Equities
3.90% 6/15/23	10,000	9,336
4.60% 4/1/22	175,000	176,386
American Tower Trust I
144A 1.551% 3/15/43#	55,000	53,757
144A 3.07% 3/15/23#	150,000	140,880
CBL & Associates 5.25% 12/1/23	110,000	110,064
Corporate Office Properties
3.60% 5/15/23	105,000	95,351
5.25% 2/15/24	135,000	137,387
CubeSmart 4.375% 12/15/23	55,000	53,845
DDR
4.625% 7/15/22	50,000	51,086
4.75% 4/15/18	75,000	80,984
7.50% 4/1/17	40,000	46,655
7.875% 9/1/20	117,000	144,733
Digital Realty Trust 5.25% 3/15/21	335,000	342,409
Duke Realty 3.625% 4/15/23	175,000	161,832
Liberty Property 4.40% 2/15/24	130,000	127,905
Mid-America Apartments
4.30% 10/15/23	85,000	82,803
National Retail Properties
3.30% 4/15/23	190,000	172,835
3.80% 10/15/22	5,000	4,772
Prologis 3.35% 2/1/21	95,000	92,400
Regency Centers
4.80% 4/15/21	90,000	94,327
5.875% 6/15/17	105,000	117,154
UDR 3.70% 10/1/20	65,000	65,444
WEA Finance 144A 4.625% 5/10/21#	270,000	285,390
Weingarten Realty Investors
3.50% 4/15/23	185,000	170,405
		2,818,140
Services - 0.38%
Ameristar Casinos 7.50% 4/15/21	105,000	114,450
Avis Budget Car Rental 5.50% 4/1/23	135,000	131,456
FTI Consulting 6.75% 10/1/20	40,000	43,400
H&E Equipment Services
7.00% 9/1/22	80,000	87,600
Korea Expressway 144A
1.875% 10/22/17#	200,000	196,445
M/I Homes 8.625% 11/15/18	95,000	103,313
MGM Resorts International
11.375% 3/1/18	105,000	133,875
PHH 7.375% 9/1/19	50,000	53,625
Pinnacle Entertainment
8.75% 5/15/20	5,000	5,538
Standard Pacific 10.75% 9/15/16	75,000	90,750
United Rentals North America
6.125% 6/15/23	99,000	100,980
10.25% 11/15/19	71,000	80,487
Wynn Las Vegas
144A 4.25% 5/30/23#	75,000	70,406

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
Wynn Las Vegas
5.375% 3/15/22	75,000	$76,125
		1,288,450
Technology - 1.74%
Activision Blizzard 144A
6.125% 9/15/23#	220,000	229,900
Altera 2.50% 11/15/18	150,000	148,900
Apple 2.40% 5/3/23	555,000	500,087
Avaya 144A 7.00% 4/1/19#	50,000	49,250
Baidu 3.25% 8/6/18	235,000	238,125
BMC Software Finance 144A
8.125% 7/15/21#	285,000	294,975
Broadridge Financial Solutions
3.95% 9/1/20	125,000	126,120
Cisco Systems 4.45% 1/15/20	630,000	688,035
eBay 4.00% 7/15/42	225,000	191,299
EMC 2.65% 6/1/20	520,000	510,023
Equinix
4.875% 4/1/20	53,000	53,000
5.375% 4/1/23	197,000	193,553
Fidelity National Information Services
3.50% 4/15/23	250,000	228,321
First Data
11.25% 3/31/16	34,000	34,170
144A 11.25% 1/15/21#	205,000	227,294
144A 11.75% 8/15/21#	55,000	58,300
Freescale Semiconductor 144A
6.00% 1/15/22#	70,000	71,050
GXS Worldwide 9.75% 6/15/15	161,000	166,635
Jabil Circuit 7.75% 7/15/16	28,000	31,990
Maxim Integrated Products
2.50% 11/15/18	135,000	134,012
National Semiconductor
6.60% 6/15/17	240,000	280,698
NCR Escrow 144A 6.375% 12/15/23#	145,000	148,806
NetApp
2.00% 12/15/17	85,000	84,643
3.25% 12/15/22	175,000	157,935
NXP Funding 144A 5.75% 3/15/23#	200,000	204,000
Samsung Electronics America 144A
1.75% 4/10/17#	200,000	198,876
Seagate HDD Cayman
144A 3.75% 11/15/18#	75,000	76,031
144A 4.75% 6/1/23#	75,000	70,500
Symantec 4.20% 9/15/20	115,000	116,803
Thermo Fisher Scientific 4.15% 2/1/24	100,000	99,252
Total System Services
2.375% 6/1/18	95,000	92,520
3.75% 6/1/23	140,000	129,663
VeriSign 4.625% 5/1/23	80,000	76,800
Xerox 6.35% 5/15/18	15,000	17,160
		5,928,726
Telecommunications - 1.97%
AMC Networks 4.75% 12/15/22	105,000	100,538
AT&T
2.375% 11/27/18	70,000	70,141
4.30% 12/15/42	115,000	97,923
CC Holdings GS V 3.849% 4/15/23	100,000	93,790
CenturyLink
5.80% 3/15/22	315,000	312,638
6.75% 12/1/23	110,000	111,925
Columbus International 144A
11.50% 11/20/14#	175,000	189,438
Crown Castle Towers 144A
4.883% 8/15/20#	585,000	614,610
Digicel Group
144A 8.25% 9/30/20#	200,000	208,250
144A 10.50% 4/15/18#	200,000	215,000
DigitalGlobe 144A 5.25% 2/1/21#	100,000	98,000
Hughes Satellite Systems
7.625% 6/15/21	40,000	44,800
Intelsat Jackson Holdings 144A
5.50% 8/1/23#	120,000	114,600
Intelsat Luxembourg
144A 7.75% 6/1/21#	170,000	182,963
144A 8.125% 6/1/23#	165,000	177,581
Lamar Media 5.00% 5/1/23	100,000	95,500
Level 3 Communications
11.875% 2/1/19	40,000	46,200
Level 3 Financing 7.00% 6/1/20	90,000	95,850
MDC Partners 144A 6.75% 4/1/20#	105,000	110,381
MetroPCS Wireless 6.625% 11/15/20	45,000	47,869
MTS International Funding 144A
8.625% 6/22/20#	100,000	118,500
Qtel International Finance 144A
3.25% 2/21/23#	200,000	179,572
Qwest 6.75% 12/1/21	120,000	131,599
SBA Tower Trust 144A
2.24% 4/16/18#	100,000	98,589
SES 144A 3.60% 4/4/23#	335,000	314,124
Sprint
144A 7.125% 6/15/24#	265,000	269,638
144A 7.25% 9/15/21#	55,000	59,263
144A 7.875% 9/15/23#	40,000	43,100
Sprint Capital 6.90% 5/1/19	115,000	126,213
Sprint Nextel 6.00% 12/1/16	40,000	43,750
Telefonica Emisiones 4.57% 4/27/23	450,000	444,572
Telemar Norte Leste 144A
5.50% 10/23/20#	216,000	206,280
Telesat Canada 144A
6.00% 5/15/17#	70,000	73,063
T-Mobile USA 6.125% 1/15/22	105,000	107,100
Verizon Communications
5.15% 9/15/23	520,000	559,392
6.40% 9/15/33	145,000	167,258

16 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Virgin Media Secured Finance
6.50% 1/15/18	490,000	$508,988
Windstream
7.50% 4/1/23	30,000	30,300
7.75% 10/1/21	70,000	74,550
Zayo Group 10.125% 7/1/20	100,000	115,750
		6,699,598
Transportation - 0.33%
Air Medical Group Holdings
9.25% 11/1/18	73,000	79,205
Brambles USA 144A 3.95% 4/1/15#	5,000	5,172
Burlington Northern Santa Fe
5.15% 9/1/43	235,000	239,638
DP World Sukuk 144A 6.25% 7/2/17#	200,000	220,500
ERAC USA Finance
144A 4.50% 8/16/21#	20,000	20,877
144A 5.25% 10/1/20#	180,000	198,192
Norfolk Southern
3.85% 1/15/24	25,000	24,607
4.80% 8/15/43	100,000	97,224
United Parcel Service 5.125% 4/1/19	205,000	233,438
		1,118,853
Utilities - 2.35%
AES
4.875% 5/15/23	100,000	94,000
7.375% 7/1/21	28,000	31,710
8.00% 6/1/20	55,000	64,625
AES Gener 144A
8.375% 12/18/73#•	200,000	209,000
Ameren Illinois 9.75% 11/15/18	365,000	482,749
American Transmission Systems 144A
5.25% 1/15/22#	345,000	363,924
American Water Capital
3.85% 3/1/24	190,000	188,099
Calpine 144A 6.00% 1/15/22#	170,000	175,100
CenterPoint Energy 5.95% 2/1/17	150,000	168,309
Cleveland Electric Illuminating
5.50% 8/15/24	95,000	102,687
CMS Energy 6.25% 2/1/20	110,000	127,336
ComEd Financing III 6.35% 3/15/33	170,000	166,600
Electricite de France 144A
5.25% 1/29/49#•	300,000	298,883
Enel 144A 8.75% 9/24/73#•	200,000	218,223
Entergy Louisiana 4.05% 9/1/23	280,000	284,905
Exelon Generation 4.25% 6/15/22	255,000	244,819
FPL Group Capital 6.35% 10/1/66•	415,000	415,258
GenOn Americas Generation
8.50% 10/1/21	100,000	105,750
GenOn Energy 9.875% 10/15/20	75,000	83,625
Great Plains Energy
4.85% 6/1/21	90,000	94,975
5.292% 6/15/22ϕ	240,000	257,932
Indiana Michigan Power
3.20% 3/15/23	175,000	163,910
Integrys Energy Group
6.11% 12/1/66•	260,000	261,472
Ipalco Enterprises 5.00% 5/1/18	100,000	105,250
LG&E & KU Energy
3.75% 11/15/20	100,000	101,323
4.375% 10/1/21	285,000	293,560
MidAmerican Energy Holdings 144A
3.75% 11/15/23#	215,000	210,116
Narragansett Electric 144A
4.17% 12/10/42#	80,000	70,233
National Rural Utilities Cooperative
Finance 4.75% 4/30/43•	195,000	182,081
NextEra Energy Capital Holdings
3.625% 6/15/23	70,000	65,786
Nisource Finance
5.80% 2/1/42	90,000	93,938
6.125% 3/1/22	225,000	249,877
NRG Energy 7.875% 5/15/21	55,000	61,188
NV Energy 6.25% 11/15/20	225,000	262,017
Pennsylvania Electric 5.20% 4/1/20	145,000	155,509
PPL Capital Funding 6.70% 3/30/67•	135,000	136,448
Public Service of New Hampshire
3.50% 11/1/23	100,000	98,114
Public Service Oklahoma
5.15% 12/1/19	215,000	238,496
Puget Energy 6.00% 9/1/21	85,000	95,203
Puget Sound Energy 6.974% 6/1/67•	344,000	354,177
SCANA 4.125% 2/1/22	180,000	175,100
Wisconsin Energy 6.25% 5/15/67•	405,000	417,971
		7,970,278
Total Corporate Bonds
(cost $73,945,582)		75,276,572

Municipal Bonds - 0.37%
California Statewide Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	50,000	49,215
Fairfax County, Virginia
Series B 5.00% 4/1/24	60,000	71,014
Georgia State
Series D 5.00% 2/1/23	85,000	101,103
Golden State, California Tobacco
Securitization Corporation
Settlement Revenue (Asset-Backed
Senior Notes) Series A-1
5.125% 6/1/47	120,000	81,628
5.75% 6/1/47	130,000	96,615
Maryland Local Facilities
2nd Series A 5.00% 8/1/21	65,000	77,348

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	25,000	$25,188
Series AA 5.00% 6/15/44	70,000	70,155
New York City Transitional Finance
Authority (New York City Recovery)
Series 13 5.00% 11/1/22	65,000	75,952
New York City Water & Sewer System
(Second Generation) Series BB
5.00% 6/15/47	45,000	46,066
New York City, New York
Series I 5.00% 8/1/22	50,000	57,199
New York State Thruway Authority
Series A 5.00% 5/1/19	65,000	74,747
North Carolina
Series C 5.00% 5/1/22	65,000	77,373
Oregon State Taxable Pension
5.892% 6/1/27	200,000	229,878
Prince George’s County, Maryland
Consolidated Public Improvement
Series A 5.00% 3/1/22	35,000	41,599
Texas A&M University Series D
5.00% 5/15/22	15,000	17,693
5.00% 5/15/23	15,000	17,644
Texas Private Activity Bond Surface
Transportation Senior Lien Revenue
Bond
6.75% 6/30/43 (AMT)	50,000	52,416
Total Municipal Bonds
(cost $1,237,788)		1,262,833

Non-Agency Asset-Backed Securities - 0.41%
Ally Master Owner Trust
Series 2013-2 A 0.617% 4/15/18•	185,000	184,617
Appalachian Consumer Rate Relief
Funding
Series 2013-1 A1 2.008% 2/1/24	130,000	128,466
Avis Budget Rental Car Funding
AESOP
Series 2011-2A A 144A
2.37% 11/20/14#	120,000	121,352
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18#	95,974	95,923
Capital One Multi-Asset Execution
Trust
Series 2007-A7 A7 5.75% 7/15/20	165,000	189,570
Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17#	114,090	114,327
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43#	89,540	88,838
GreatAmerica Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18#	100,000	99,097
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35#•	15,561	15,617
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	71,519	76,314
Residential Asset Securities
Series 2006-KS3 AI3
0.335% 4/25/36•	46,109	45,783
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.567% 10/15/15#•	135,000	136,730
Trinity Rail Leasing
Series 2012-1A A1 144A
2.266% 1/15/43#	89,502	87,919
Total Non-Agency Asset-Backed
Securities
(cost $1,378,918)		1,384,553

Non-Agency Collateralized Mortgage Obligations - 0.11%
American Home Mortgage Investment
Trust
Series 2005-2 5A1
5.064% 9/25/35•	21,861	21,828
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	59,384	61,456
Series 2005-6 7A1 5.50% 7/25/20	7,320	7,475
ChaseFlex Trust
Series 2006-1 A4 5.31% 6/25/36•	110,000	94,126
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27#•	25,224	26,519
MASTR ARM Trust
Series 2005-6 7A1
5.196% 6/25/35•	67,034	62,912
Structured Asset Securities
Corporation Mortgage
Pass-Through
Series 2004-20 2A1 5.50%
11/25/34t	64,105	64,724
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.641% 4/25/36•	28,178	25,970
Total Non-Agency Collateralized
Mortgage Obligations
(cost $318,281)		365,010

Senior Secured Loans - 3.94%«
Activision Blizzard Tranche B 1st Lien
3.25% 9/12/20	384,363	387,347

18 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal		Value
	Amount°		(U.S. $)
Senior Secured Loans« (continued)
Allegion U.S. Holding Tranche B
3.00% 12/26/20		195,000	$195,731
ARAMARK Tranche D 4.00% 9/30/19		185,000	186,116
Avis Budget Car Rental Tranche B 1st
Lien 3.00% 3/15/19		163,763	163,803
Azure Midstream Tranche B
6.50% 10/21/18		220,000	222,063
BJ’s Wholesale Club Tranche B 1st
Lien 4.50% 9/26/19		359,535	362,200
Burlington Coat Factory Warehouse
Tranche B2 4.00% 2/23/17		447,543	453,137
Calpine Construction Finance Tranche
B 3.00% 5/1/20		507,450	504,532
Chrysler Group Tranche B
4.25% 5/24/17		19,847	19,984
Community Health Systems
3.50% 1/25/17		245,000	247,144
DaVita Tranche B2 4.00% 8/1/19		247,500	249,511
Delta Air Lines Tranche B 1st Lien
3.50% 4/20/17		151,443	152,799
Drillships Financing Holding Tranche
B1 6.00% 2/17/21		129,675	132,836
Emdeon 1st Lien 3.75% 11/2/18		201,793	202,591
First Data 1st Lien 4.00% 4/5/17		389,313	390,560
Gray Television 4.50% 10/11/19		47,270	47,566
HCA 2.75% 3/31/17		422,940	423,766
HCA Tranche B4 2.75% 5/1/18		399,000	399,857
Hilton Worldwide Finance Tranche B2
4.00% 9/23/20		788,000	795,224
Houghton International 1st Lien
4.00% 12/10/19		648,450	650,882
Huntsman International Tranche B
3.50% 10/11/20		520,000	521,950
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18		167,025	168,403
Immucor Tranche B2 5.00% 8/19/18		308,898	310,958
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19		480,278	485,081
Landry’s Tranche B 4.75% 4/24/18		158,791	160,061
Level 3 Financing Tranche B
4.00% 1/15/20		245,000	247,083
Moxie Liberty Tranche B
7.50% 8/21/20		10,000	10,225
MultiPlan Tranche B 4.00% 8/18/17		62,357	62,897
Neiman Marcus Group
5.00% 10/18/20		460,000	466,448
Novelis Tranche B 3.75% 3/10/17		164,309	165,232
Nuveen Investments 1st Lien
4.00% 5/13/17		170,000	169,454
Nuveen Investments 2nd Lien
6.50% 2/28/19		830,000	822,946
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19		392,700	393,803
PQ Tranche B 4.50% 8/7/17		113,850	114,900
Remy International Tranche B 1st Lien
4.25% 3/5/20		118,379	119,266
Samson Investment 2nd Lien
5.00% 9/25/18		150,000	150,750
Scientific Games International
4.25% 5/22/20		250,000	250,755
Sensus U.S.A. 2nd Lien
8.50% 4/13/18		165,000	164,588
Smart & Final Tranche B 1st Lien
4.50% 11/15/19		83,160	83,233
Sprouts Farmers Markets Holdings
4.00% 4/12/20		163,440	164,053
Truven Health Analytics Tranche B
4.50% 5/23/19		34,563	34,655
Univision Communications Tranche C1
1st Lien 4.50% 2/22/20		355,196	357,670
Univision Communications Tranche C2
4.50% 2/6/20		248,125	249,986
USI Insurance Services Tranche B
5.00% 12/14/19		163,763	164,684
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20		188,575	190,048
Visant 5.25% 12/22/16		46,179	45,674
Wide Open West Finance
4.75% 3/27/19		526,025	529,283
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		587,208	588,466
Total Senior Secured Loans
(cost $13,256,309)			13,380,201

Sovereign Bonds - 0.60%Δ
Argentina - 0.04%
Argentine Republic Government
International Bond
8.28% 12/31/33		184,160	139,961
			139,961
Brazil - 0.12%
Banco Nacional de Desenvolvimento
Economico e Social 144A
5.75% 9/26/23#		200,000	198,250
Brazil Notas do Tesouro Nacional
Series F Series F 10.00% 1/1/17	BRL	516,000	196,181
			394,431
Gabon - 0.06%
Gabonese Republic 144A
6.375% 12/12/24#		200,000	201,500
			201,500
Germany - 0.06%
Deutschland Republic 1.50% 2/15/23	EUR	141,600	189,028
			189,028

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Sovereign BondsΔ (continued)
Hungary - 0.04%
Hungary Government International
Bond 5.75% 11/22/23		120,000	$121,200
			121,200
Iceland - 0.06%
Republic of Iceland 144A
5.875% 5/11/22#		200,000	204,335
			204,335
Mexico - 0.01%
Mexican Bonos 6.50% 6/10/21	MXN	626,200	49,459
			49,459
Nigeria - 0.03%
Nigeria Government Bond
15.10% 4/27/17	NGN	13,195,000	87,056
			87,056
Norway - 0.04%
Norway Government Bond
5.00% 5/15/15	NOK	790,000	136,525
			136,525
Poland - 0.01%
Poland Government Bond
5.75% 10/25/21	PLN	114,000	41,538
			41,538
Republic of Korea - 0.05%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	182,317,221	181,649
			181,649
Sweden - 0.02%
Sweden Government Bond
1.50% 11/13/23	SEK	290,000	41,131
4.25% 3/12/19	SEK	210,000	36,592
			77,723
Turkey - 0.06%
Hazine Mustesarligi Varlik Kiralama
144A 4.557% 10/10/18#		200,000	197,500
			197,500
Total Sovereign Bonds
(cost $2,094,081)			2,021,905

Supranational Bank - 0.06%«
Eurasian Development Bank 144A
5.00% 9/26/20#		200,000	204,500
Total Supranational Bank
(cost $199,500)			204,500

U.S. Treasury Obligations - 0.76%
U.S. Treasury Bonds
2.875% 5/15/43		280,000	226,997
3.625% 8/15/43		75,000	70,846
U.S. Treasury Notes
1.25% 11/30/18		545,000	533,376
1.50% 12/31/18		990,000	978,901
2.75% 11/15/23∞		790,000	772,904
Total U.S. Treasury Obligations
(cost $2,616,056)			2,583,024

	Number of
	Shares
Preferred Stock - 0.24%
Alabama Power 5.625%		3,445	78,718
Integrys Energy Group 6.00%•		3,550	85,023
National Retail Properties 5.70%		2,795	53,105
Public Storage 5.20%		2,780	52,403
U.S. Bancorp 3.50%•		600	440,406
Wells Fargo 5.20%		4,725	94,878
Total Preferred Stock (cost $853,136)			804,533

Warrant - 0.01%
Kinder Morgan CW17, exercise price
$40.00, expiration date 5/25/17†		9,635	39,118
Total Warrant (cost $17,247)			39,118

	Number of		Value
	Contracts		(U.S. $)
Option Purchased - 0.00%
Currency Call Option - 0.00%
TRY Currency 3/11/14		508,200	707
Total Option Purchased (cost $2,622)			707

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments - 5.13%
Discounted Commercial Paper - 0.15%≠
Coca-Cola 0.21% 2/4/14		500,000	499,969
			499,969
Repurchase Agreements - 1.19%
Bank of America Merrill Lynch
0.00%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $2,776,548 (collateralized by
U.S. government obligations
0.00%-3.125% 5/22/14-5/15/19;
market value $2,832,079)		2,776,548	2,776,548

20 NQ-448 [12/13] 2/14 11/13 (12120)

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.005%, dated 12/31/13, to be
repurchased on 1/2/14, repurchase
price $1,271,965 (collateralized by
U.S. government obligations
1.25%-4.00% 2/15/15-10/31/15;
market value $1,297,404)	1,271,964	$1,271,964
		4,048,512
U.S. Treasury Obligation - 3.79%
U.S. Treasury Bills
0.001% 1/2/14	853,555	853,555
0.001% 1/16/14	3,802,644	3,802,633
0.001% 1/30/14	1,222,801	1,222,789
0.033% 1/23/14	2,249,966	2,249,950
0.065% 4/24/14	3,718,960	3,718,309
0.093% 11/13/14	1,019,001	1,018,143
		12,865,379
Total Short-Term Investments
(cost $17,413,786)		17,413,860

Total Value of Securities - 103.54%
(cost $279,789,076)		351,592,562
Liabilities Net of Receivables and
Other Assets - (3.54%)		(12,012,073)
Net Assets Applicable to
27,305,126 Shares
Outstanding - 100.00%		$339,580,489
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2013, the aggregate value of Rule 144A securities was $28,146,668, which represents 8.29% of the Fund’s net assets. See Note 6 in “Notes.”
@	Illiquid security. At Dec. 31, 2013,the aggregate value of illiquid securities was $3,307,561, which represents 0.97% of the Fund’s net assets. See Note 6 in “Notes.”
t

PassThroughAgreement.Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2013, the aggregate value of fair valued securities was $529,303, which represents 0.16% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2013

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Dec. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	(109,630)	USD	103,022	1/10/14	$(167)
BAML	EUR	(140,599)	USD	193,454	1/10/14	33
BAML	GBP	120,853	USD	(198,027)	1/10/14	2,104
BAML	NZD	7,821	USD	(6,398)	1/10/14	30
BAML	PHP	4,509,626	USD	(102,178)	1/10/14	(595)
BNP	AUD	(476,047)	USD	425,737	1/10/14	963
CITI	PLN	(61,145)	USD	19,705	1/10/14	(508)
DB	EUR	(437,319)	USD	592,036	1/10/14	(9,580)
GSC	GBP	58,911	USD	(96,512)	1/10/14	1,044
HSBC	BRL	(17,016)	USD	7,206	1/10/14	21
JPMC	KRW	(59,488,800)	USD	56,000	1/10/14	(309)
TD	JPY	(66,356,670)	USD	645,530	1/10/14	15,481
UBS	CAD	(315,264)	USD	296,480	1/10/14	(262)
UBS	MXN	1,327,599	USD	(102,178)	1/10/14	(557)
						$7,698

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(20)	U.S. Treasury Long Bonds	$(2,601,256)	$(2,566,250)	3/21/14	$35,006
(51)	U.S. Treasury 5 yr Notes	(6,103,919)	(6,084,938)	4/1/14	18,981
(115)	U.S. Treasury 10 yr Notes	(14,379,440)	(14,150,391)	3/21/14	229,049

		$(23,084,615)			$283,036

(continues) NQ-448 [12/13] 2/14 11/13 (12120) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund

Swap Contracts

CDS Contracts2

	Swap		Annual		Unrealized
	Referenced		Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	(Depreciation)
Protection
Purchased:
DB	CDX.EM.20	$350,000	5.00%	12/20/18	$2,088

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 4 in “Notes.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

ADR - American Depositary Receipt
AMT - Subject to Alternative Minimum Tax
ARM - Adjustable Rate Mortgage
AUD - Australian Dollar
BAML - Bank of America Merrill Lynch
BNP - Banque Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX.EM - Credit Default Swap Index Emerging Markets
CITI - Citigroup Global Markets
CME - Chicago Mercantile Exchange Inc.
CVA - Dutch Certificate
DB - Deutsche Bank
ETF - Exchange Traded Fund
EUR - European Monetary Unit
GBP - British Pound Sterling
GDR - Global Depositary Receipt
GNMA - Government National Mortgage Association
GSC - Goldman Sachs Capital
GSMPS - Goldman Sachs Reperforming Mortgage Securities
HSBC - Hong Kong Shanghai Bank
IDR - Indonesian Rupiah
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
MASTR - Mortgage Asset Securitization Transactions, Inc.
MXN - Mexican Peso
NCUA - National Credit Union Administration
NGN - Nigerian Naira
NOK - Norwegian Krone
NVDR - Non-Voting Depositary Receipt
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
TBA - To be announced
TD - Toronto Dominion Bank
UBS - Union Bank of Switzerland
USD - United States Dollar
yr - Year

22 NQ-448 [12/13] 2/14 11/13 (12120)

Notes

Delaware Foundation® Moderate Allocation Fund

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2010–September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Dec. 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the

NQ-448 [12/13] 2/14 11/13 (12120) 23

ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. The Fund paid foreign capital gains taxes on certain foreign securities held as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$282,339,250
Aggregate unrealized appreciation	$78,918,409
Aggregate unrealized depreciation	(9,665,097)
Net unrealized appreciation	$69,253,312

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$26,503,344	$26,503,344
Corporate Debt	—	79,324,533	79,324,533
Foreign Debt	—	2,226,405	2,226,405
Municipal Bonds	—	1,262,833	1,262,833
Senior Secured Loans	—	13,380,201	13,380,201
Common Stock
Consumer Discretionary	17,737,454	7,097,315	24,834,769
Consumer Staples	17,098,739	4,305,630	21,404,369
Energy	16,719,599	2,158,928	18,878,527
Financials	26,844,525	6,788,997	33,633,522
Healthcare	20,306,283	4,648,043	24,954,326
Industrials	14,885,307	5,830,067	20,715,374
Information Technology	32,793,271	2,221,835	35,015,106
Materials	10,498,387	1,112,490	11,610,877
Telecommunication Services	10,356,067	1,630,353	11,986,420
Utilities	2,407,189	134,949	2,542,138
Convertible Preferred Stock[1]	499,653	636,683	1,136,336
Exchange-Traded Funds	1,342,240	—	1,342,240

24 NQ-448 [12/13] 2/14 11/13 (12120)

Notes

Delaware Foundation® Moderate Allocation Fund

2. Investments (continued)

	Level 1	Level 2	Total
Preferred Stock	804,533	—	804,533
Warrant	39,118	—	39,118
U.S. Treasury Obligations	—	2,583,024	2,583,024
Short-Term Investments	—	17,413,860	17,413,860
Securities Lending Collateral	—	—	—
Options Purchased	—	707	707
Total	$172,332,365	$179,260,197	$351,592,562
Foreign Currency Exchange Contracts	$—	$7,698	$7,698
Futures Contracts	283,036	—	283,036
Swap Contracts	—	2,088	2,088

1Security type is valued across multiple levels. The amount attributed to Level 1 and Level 2 investments represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Total
Convertible Preferred Stock	44%	56%	100%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Dec. 31, 2013, the Fund had the following unfunded loan commitments:

Borrower
Community Health Systems	$125,000
Patheon	155,000

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

NQ-448 [12/13] 2/14 11/13 (12120) 25

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Fund enters into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Dec. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Dec. 31, 2013, the Fund did not enter into any CDS contract as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is (1) mitigated by having a netting arrangement between the Fund and the counterparty and by (2) trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and () 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

26 NQ-448 [12/13] 2/14 11/13 (12120)

Notes

Delaware Foundation® Moderate Allocation Fund

5. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Dec. 31, 2013, the Fund had no securities out on loan.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-448 [12/13] 2/14 11/13 (12120) 27

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: